     As filed with the Securities and Exchange Commission on April 30, 2004

                    Registration Nos. 33-51126 and 811-07132

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
      Pre-Effective Amendment No.___                                         / /
      Post-Effective Amendment No.  18                                       /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.  19                                                      /X/

                        (Check appropriate box or boxes)

        Separate Account II of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                    National Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900

                                G. Stephen Wastek
                    National Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

      / / immediately upon filing pursuant to paragraph (b) of Rule 485

      /x/ on May 1, 2004 pursuant to paragraph (b) of Rule 485

      / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

      / / on (date) pursuant to paragraph (a)(1) of Rule 485

      / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485

      / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

                                    PINNACLE
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
               issued by NATIONAL INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes flexible premium variable annuity contracts offered to individuals and to groups by National Integrity Life Insurance Company, an indirect wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S). The contracts (collectively, a CONTRACT) provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Separate Account II funds the Variable Annuity contract. You may allocate contributions to various available investment divisions of Separate Account II, called Variable Account Options, or to our Fixed Accounts, or both. The Variable Account Options and Fixed Accounts are together referred to as INVESTMENT OPTIONS.

Your contributions to the Variable Account Options of Separate Account II are invested in shares of the Portfolios of corresponding mutual funds. The prospectuses for the Portfolios describe their investment objectives, policies and risks. The value of your contributions to the Variable Account Options reflects the performance of the Portfolios.


FIDELITY VIP FUNDS
Fidelity VIP Asset Manager
Fidelity VIP Balanced
Fidelity VIP Contrafund
Fidelity VIP Dynamic Capital Appreciation Fund
Fidelity VIP Equity-Income
Fidelity VIP Growth
Fidelity VIP Growth & Income
Fidelity VIP Growth Opportunities
Fidelity VIP High Income
Fidelity VIP Investment Grade Bond
Fidelity VIP Mid-Cap
Fidelity VIP Overseas

FRANKLIN TEMPLETON VIP TRUST
Franklin Growth and Income Securities
Franklin Income Securities
Franklin Large Cap Growth Securities
Mutual Shares Securities
Templeton Foreign Securities
Templeton Growth Securities

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond
J.P. Morgan International Equity
J.P. Morgan Mid Cap Value

MFS FUNDS
MFS Capital Opportunities
MFS Emerging Growth
MFS Investors Growth Stock
MFS Mid Cap Growth
MFS New Discovery
MFS Total Return

PUTNAM FUNDS
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

SCUDDER VIT FUNDS
Scudder EAFE Equity Index Fund
Scudder Equity 500 Index Fund
Scudder Small Cap Index Fund

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone Balanced Fund
Touchstone Baron Small Cap Fund
Touchstone Core Bond Fund
Touchstone Eagle Capital Appreciation Fund
Touchstone Emerging Growth Fund
Touchstone Enhanced Dividend 30 Fund
Touchstone Growth & Income Fund
Touchstone High Yield Fund
Touchstone Money Market Fund
Touchstone Third Avenue Value Fund
Touchstone Value Plus Fund

VAN KAMPEN PORTFOLIOS
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen UIF Emerging Markets Debt
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF U.S. Real Estate

We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together referred to as FIXED ACCOUNTS. The money you put into a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A MARKET VALUE ADJUSTMENT will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO Account can't be decreased below an amount equal to your contribution less prior withdrawals plus interest compounded at the Minimum Interest Rate less administrative charges. Withdrawal charges and an annual administrative charge may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than the Minimum Interest Rate. YOU MUST TRANSFER ALL CONTRIBUTIONS YOU MAKE TO THE SIX-MONTH STO INTO OTHER INVESTMENT OPTIONS WITHIN SIX MONTHS AND TRANSFER ALL CONTRIBUTIONS TO THE TWELVE-MONTH STO WITHIN ONE YEAR OF CONTRIBUTION. THIS MAY BE DONE ON A MONTHLY OR QUARTERLY BASIS DEPENDING UPON THE STO YOU SELECT.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.


For further information and assistance, contact our Administrative Office at National Integrity Life Insurance Company, P.O. Box 740075, Louisville, Kentucky 40201-7475. Our express mail address is National Integrity Life Insurance Company, 515 West Market Street, Suite 800, Louisville, Kentucky 40202. You may also call us at 1-800-325-8583.

Registration statements relating to the contract, which include a Statement of Additional Information (SAI) dated May 1, 2004, have been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. A table of contents for the SAI is found in Appendix C.

THE CONTRACT IS NOT A DEPOSIT OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE CONTRACT OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


YOU CAN REVIEW AND COPY INFORMATION ABOUT THE CONTRACT AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. FOR HOURS OF OPERATION OF THE PUBLIC REFERENCE ROOM, PLEASE CALL 1-800-SEC-0330. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE CONTRACT ON THE SEC'S INTERNET SITE AT http://www.sec.gov. COPIES OF THAT INFORMATION ARE ALSO AVAILABLE, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST TO publicinfo@sec.gov, OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20459-0102.

The date of this prospectus is May 1, 2004.

                                TABLE OF CONTENTS


                                                                                             PAGE

SECTION 1 - SUMMARY

Your Variable Annuity Contract                                                                  7
Your Benefits                                                                                   7
How Your Contract is Taxed                                                                      7
Your Contributions                                                                              7
Your Investment Options                                                                         7
Variable Account Options                                                                        7
Account Value, Adjusted Account Value and Cash Value                                            8
Transfers                                                                                       8
Charges and Fees                                                                                8
Withdrawals                                                                                     8
Your Initial Right to Revoke                                                                    8
Risk/Return Summary:  Investments and Risks                                                     8
Table of Annual Fees and Expenses                                                               9
Examples                                                                                       11

SECTION 2 - NATIONAL INTEGRITY AND SEPARATE ACCOUNT II

National Integrity Life Insurance Company                                                      11
Separate Account II and the Variable Account Options                                           11
Assets of Our Separate Account                                                                 12
Distribution of Contracts                                                                      12
Changes In How We Operate                                                                      12

SECTION 3 - YOUR INVESTMENT OPTIONS

The Portfolios                                                                                 13
Fixed Accounts                                                                                 22

SECTION 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                                       24
Annual Administrative Charge                                                                   24
Portfolio Charges                                                                              24
Reduction or Elimination of Separate Account or Administrative Charges                         25
State Premium Tax Deduction                                                                    25
Contingent Withdrawal Charge                                                                   25
Reduction or Elimination of the Contingent Withdrawal Charge                                   26
Transfer Charge                                                                                26
Hardship Waiver                                                                                26
Tax Reserve                                                                                    26

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                                              26
Your Account Value                                                                             27
Units in Separate Account II                                                                   27
How We Determine Unit Value                                                                    27
Transfers                                                                                      28
Excessive Trading                                                                              28
Specific Notice Regarding the use of this Annuity for Market Timing of Investments             29
Withdrawals                                                                                    30
Assignments                                                                                    30

Death Benefits and Similar Benefit Distributions                                               30
Annuity Benefits                                                                               31
Annuities                                                                                      31
Fixed Annuity Payments                                                                         32
Timing of Payment                                                                              32
How You Make Requests and Give Instructions                                                    32

SECTION 6 - VOTING RIGHTS

Portfolio Voting Rights                                                                        32
How We Determine Your Voting Shares                                                            33
How Portfolio Shares Are Voted                                                                 33
Separate Account Voting Rights                                                                 33

SECTION 7 - TAX ASPECTS OF THE CONTRACT

Introduction                                                                                   33
Your Contract is an Annuity                                                                    34
Taxation of Annuities Generally                                                                34
Distribution-at-Death Rules                                                                    35
Spousal Continuation                                                                           35
Diversification Standards                                                                      36
Partial 1035 Exchanges                                                                         36
Tax-Favored Retirement Programs                                                                36
Inherited IRAs                                                                                 36
Annuities in Qualified Plans                                                                   36
Federal and State Income Tax Withholding                                                       37
Impact of Taxes on National Integrity                                                          37
Transfers Among Investment Options                                                             37

SECTION 8 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                                         37
Income Plus Withdrawal Program                                                                 37
Dollar Cost Averaging                                                                          38
Systematic Transfer Program                                                                    38
Customized Asset Rebalancing                                                                   39
Systematic Contributions                                                                       39
Legal Proceedings                                                                              39

SECTION 9 - PRIOR CONTRACTS

Prior Contract Information                                                                     39

APPENDIX A  - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II                                    43
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                                         53
APPENDIX C - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                          56

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of amounts attributable to the Fixed Accounts and Variable Account Options added together.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ANNUITANT - the person upon whose life an annuity benefit and death benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

GRO - Guaranteed Rate Option, which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate less any optional contract feature or administrative charges.

GUARANTEED INTEREST RATE - a fixed annual interest rate that we declare for the duration of the Fixed Account Option you select.

GUARANTEE PERIOD - the duration of your GRO Account.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MARKET VALUE ADJUSTMENT ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM INTEREST RATE - the minimum interest rate, declared in the contract, we could ever credit to your Fixed Accounts.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), accumulated at the Guaranteed Interest Rate, less any administrative charge.

PORTFOLIO - an investment portfolio of a mutual fund in which Separate Account II invests its assets.

RETIREMENT DATE - the date you elect annuity payments to begin. The required Retirement Date is specified in your contract.

SEPARATE ACCOUNT - Separate Account II of National Integrity Life Insurance Company. The Separate Account consists of assets that are segregated by National Integrity and invested in Variable Account Options.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within six months or one year of your STO contribution.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract, other than the Fixed Accounts.

SECTION 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

When this prospectus uses the terms "we," "our" and "us," it means National Integrity Life Insurance Company (NATIONAL INTEGRITY). When it uses the terms "you" and "your" it means the Annuitant, who is the person upon whose life the annuity benefit and the death benefit are based. That person is usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all the rights under the contract until annuity payments begin. If there are joint owners, they share the contract rights and any changes or transactions must be signed by both of them. The death of the first joint owner will determine the timing of distribution.

If you want to invest for retirement by buying a Pinnacle Variable Annuity, complete a Customer Profile form (unless your state requires an application) and send it to us along with at least the minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an annuity benefit and a death benefit. These benefits are described in more detail below.

Your benefits under the annuity contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Section 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000. Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. For more details on contribution requirements, see "Contributions Under Your Contract" in Section 5.

YOUR INVESTMENT OPTIONS

You may have your contributions placed in the Variable Account Options or in the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and Fixed Accounts are together referred to as the INVESTMENT OPTIONS. To select Investment Options that most closely reflect your investment goals, see Section 3, "Your Investment Options."

VARIABLE ACCOUNT OPTIONS

Each of the Variable Account Options invests in shares of an investment portfolio of a mutual fund. Each investment portfolio is referred to as a PORTFOLIO. The investment goals of each Variable Account Option are the same as the Portfolio in which it's invested. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the values of your Fixed Accounts and Variable Account Options added together. Your ADJUSTED ACCOUNT VALUE is your Account Value increased or decreased by any MARKET VALUE ADJUSTMENT. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Section 3, "Your Investment Options." Your Cash Value is your ADJUSTED ACCOUNT VALUE reduced by any withdrawal charges or pro rata annual administrative charges that may apply. Fees and charges are discussed in more detail below.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these under "Transfers" in Section 5. Any transfer must be for at least $250. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) transfer of your STO contributions. All of these programs are discussed in Section 8. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer.

CHARGES AND FEES

If your Account Value is less than $50,000 as of the last day of any contract year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account. A daily charge equal to an annual fee of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.30%) and certain administrative expenses (.15%). The charges will never be greater than this. For more information about the account charges, see Section 4, "Deductions and Charges."

Investment management fees and other expenses are deducted from amounts Separate Account II invests in the Portfolios. The advisory fees of a Portfolio can't be increased without the consent of its shareholders. See "Table of Annual Fees and Expenses" below. For a discussion about the fees of various investment advisers and sub-advisers of the Portfolios, see the Portfolio prospectuses.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 15% of your Account Value each contract year with no withdrawal charges. After the first 15% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. See Section 4, "Contingent Withdrawal Charge" and Section 5, "Withdrawals."

YOUR INITIAL RIGHT TO REVOKE

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your Account Value, which may be more or less than your initial contribution. If your state requires, upon cancellation we'll return your contribution without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the Pinnacle Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Portfolio, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

      Sales Load on Purchases                                                   $        0
      Deferred Sales Load (as a percentage of contributions) (1)                7% Maximum
      Transfer Charge (assessed after 12 transfers in one contract year) (2)    $       20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Variable Account Option Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge*                                             $       30

      * This charge applies only if the Account Value is less than $50,000 at the end of any contract year before your Retirement Date. See "Annual Administrative Charge" in Section 4.

Annual Expenses of the Separate Account
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

      Mortality and Expense Risk Charge                                         1.30%
      Administrative Expenses                                                    .15%
                                                                                -----
       Total Separate Account Annual Expenses                                   1.45%
                                                                                =====

TOTAL ANNUAL VARIABLE ACCOUNT OPTION OPERATING EXPENSES


The range of expenses that are deducted from the Variable Account Options' assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.55%                     Maximum: 2.22%


(1)   Surrender charges decrease on an annual basis. See "Deductions and Charges
      - Contingent Withdrawal Charge" for more detail.
(2) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See "Deductions and Charges - Transfer Charge" for more detail.

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                                                                     MANAGEMENT        12b-1          OTHER        TOTAL ANNUAL
PORTFOLIO                                                              FEES             FEE          EXPENSES        EXPENSES
---------                                                            ----------        -----         --------      ------------
Fidelity VIP Asset Manager: Serv. Class 2                              0.53%            0.25%          0.13%           0.91%
Fidelity VIP Balanced: Serv. Class 2                                   0.43%            0.25%          0.16%           0.84%
Fidelity VIP Contrafund: Serv. Class 2                                 0.58%            0.25%          0.10%           0.93%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2               0.58%            0.25%          1.27%           2.10%
Fidelity VIP Equity Income: Serv. Class 2                              0.48%            0.25%          0.09%           0.82%
Fidelity VIP Growth: Serv. Class 2                                     0.58%            0.25%          0.09%           0.92%
Fidelity VIP Growth and Income: Serv. Class 2                          0.48%            0.25%          0.12%           0.85%
Fidelity VIP Growth Opportunities: Serv. Class 2                       0.58%            0.25%          0.16%           0.99%
Fidelity VIP High Income: Serv. Class 2                                0.58%            0.25%          0.12%           0.95%
Fidelity VIP Investment Grade Bond: Serv. Class 2                      0.43%            0.25%          0.11%           0.79%
Fidelity VIP Mid Cap: Serv. Class 2                                    0.58%            0.25%          0.12%           0.95%
Fidelity VIP Overseas: Serv. Class 2                                   0.73%            0.25%          0.18%           1.16%
Franklin Growth and Income Securities: Class 2                         0.50%            0.25%          0.03%           0.78%
Franklin Income Securities: Class 2                                    0.48%            0.25%          0.03%           0.76%
Franklin Large Cap Growth: Class 2                                     0.75%            0.25%          0.04%           1.04%
Mutual Shares Securities: Class 2                                      0.60%            0.25%          0.20%           1.05%
Templeton Foreign Securities: Class 2                                  0.69%            0.25%          0.22%           1.16%
Templeton Growth Securities: Class 2                                   0.81%            0.25%          0.07%           1.13%
J.P. Morgan Series Trust II Bond                                       0.30%            0.00%          0.45%           0.75%
J.P. Morgan Series Trust II International Equity                       0.60%            0.00%          0.96%           1.56%
J.P. Morgan Series Trust II Mid Cap Value                              0.70%            0.00%          0.88%           1.58%
MFS Capital Opportunities: Service Class                               0.75%            0.25%          0.19%           1.19%
MFS Emerging Growth: Service Class                                     0.75%            0.25%          0.12%           1.12%
MFS Investors Growth Stock: Service Class                              0.75%            0.25%          0.13%           1.13%
MFS Mid Cap Growth: Service Class                                      0.75%            0.25%          0.15%           1.15%
MFS New Discovery: Service Class                                       0.90%            0.25%          0.14%           1.29%
MFS Total Return: Service Class                                        0.75%            0.25%          0.09%           1.09%
Putnam VT Discovery Growth: Class IB                                   0.70%            0.25%          0.38%           1.33%
Putnam VT The George Putnam Fund of Boston: Class IB                   0.63%            0.25%          0.10%           0.98%
Putnam VT Growth and Income Fund: Class IB                             0.48%            0.25%          0.05%           0.78%
Putnam VT International Equity Fund: Class IB                          0.76%            0.25%          0.18%           1.19%
Putnam VT Small Cap Value Fund: Class IB                               0.79%            0.25%          0.12%           1.16%
Putnam VT Voyager Fund: Class IB                                       0.55%            0.25%          0.07%           0.87%
Scudder EAFE Equity Index: Class B                                     0.45%            0.25%          0.67%           1.37%
Scudder Equity 500 Index: Class B                                      0.20%            0.25%          0.10%           0.55%
Scudder Small Cap Index: Class B                                       0.35%            0.25%          0.27%           0.87%
Touchstone Balanced                                                    0.80%            0.00%          0.49%           1.29%
Touchstone Baron Small Cap Fund                                        1.05%            0.00%          0.71%           1.76%
Touchstone Core Bond Fund                                              0.55%            0.00%          0.37%           0.92%
Touchstone Eagle Capital Appreciation Fund                             0.75%            0.00%          0.42%           1.17%
Touchstone Emerging Growth                                             0.80%            0.00%          0.45%           1.25%
Touchstone Enhanced Dividend 30                                        0.65%            0.00%          0.84%           1.49%
Touchstone Growth and Income                                           0.80%            0.00%          0.42%           1.22%
Touchstone High Yield                                                  0.50%            0.00%          0.36%           0.86%
Touchstone Money Market, Service Class                                 0.19%            0.25%          0.28%           0.72%
Touchstone Third Avenue Value                                          0.80%            0.00%          0.33%           1.13%
Touchstone Value Plus                                                  0.75%            0.00%          0.72%           1.47%
Van Kampen LIT Comstock: Class 2                                       0.59%            0.25%          0.06%           0.90%

Van Kampen LIT Emerging Growth: Class 2                                0.70%            0.25%          0.07%           1.02%
Van Kampen UIF Emerging Markets Equity: Class 2                        1.25%            0.35%          0.62%           2.22%
Van Kampen UIF Emerging Markets Debt: Class 1                          0.80%            0.00%          0.41%           1.21%
Van Kampen UIF U.S. Real Estate: Class 1                               0.80%            0.00%          0.31%           1.11%



NOTE: We have entered into agreements with the investment advisers or distributors of many of the funds. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the funds pay fees to us that are usually based on an annual percentage of the average daily net assets of the funds. These agreements may be different for each fund or each fund family, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE


This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, Variable Account Option fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Variable Account Options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:


1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
-----------------------------------------------------------------------------------------------------------
1,082.21                        1,659.10                     2,252.92                     4,013.96



If you annuitize at the end of the applicable time period:



1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
-----------------------------------------------------------------------------------------------------------
382.21                          1,159.10                     1,952.92                     4,013.96



If you do not surrender the contract:



1 YEAR                          3 YEARS                      5 YEARS                      10 YEARS
-----------------------------------------------------------------------------------------------------------
382.21                          1,159.10                     1,952.92                     4,013.96


SECTION 2 - NATIONAL INTEGRITY AND SEPARATE ACCOUNT II

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

National Integrity is a stock life insurance company organized under the laws of New York. Our principal executive offices are located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 4 states. We sell flexible premium annuities with underlying investment options, fixed single premium annuity contracts and flexible premium annuity contracts offering both traditional fixed guaranteed interest rates along with fixed equity indexed options. National Integrity is an indirect wholly owned subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

SEPARATE ACCOUNT II AND THE VARIABLE ACCOUNT OPTIONS

Under your contract, you may allocate contributions to Separate Account II or to our Fixed Accounts or both. Separate Account II is established and maintained under the insurance laws of the State of New York.

Separate Account II was established in 1992 and is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of Separate Account II. Each of Separate Account II's Variable Account Options invests in shares of a corresponding Portfolio. We may establish additional Investment Options from time to time. The Variable Account Options currently available are listed in Section 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNT

Under New York law, we own the assets of Separate Account II and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in Separate Account II in proportion to the amounts in their contracts. We can't use Separate Account II's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to Separate Account II are credited to or charged against Separate Account II without regard to our other income, gains or losses. We may allow charges owed to us to stay in Separate Account II, and thus can participate proportionately in Separate Account II. Amounts in Separate Account II greater than reserves and other liabilities belong to us, and we may transfer them to our General Account.

DISTRIBUTION OF CONTRACTS


Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products.


CHANGES IN HOW WE OPERATE

We may change how we or our the Separate Account operates, subject to your approval when required by the Investment Company Act of 1940 (1940 ACT) or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;
-     register or end the registration of Separate Account II under the 1940
      Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time
      (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Options to invest in a mutual fund other than or in addition to the Portfolios; or
- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

SECTION 3 - YOUR INVESTMENT OPTIONS


THE PORTFOLIOS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

FIDELITY VIP FUNDS

The Portfolios' Investment Adviser. Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER PORTFOLIO

VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks income and capital consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 80% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. The stocks of these companies are often called "growth" stocks.


FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current dividends and show potential for capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high current income, while also considering growth of capital. It normally invests in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing at least 80% of assets in investment-grade debt securities of all types.

FIDELITY VIP MID-CAP PORTFOLIO

VIP Mid-Cap Portfolio seeks long-term growth of capital. FMR normally invests the VIP Mid-Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of its assets in foreign securities.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisers for the funds in which the Portfolios invest.

FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with income as a secondary goal. Under normal market conditions, the Portfolio normally invests in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market.

FRANKLIN INCOME SECURITIES PORTFOLIO


The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally invests in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies. For this Portfolio, large-cap companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.


MUTUAL SHARES SECURITIES PORTFOLIO

The Mutual Shares Securities Portfolio seeks capital appreciation. The Portfolio normally invests mainly in U.S. equity securities that the manager believes are available at market prices less than the value based on certain recognized or objective criteria, including undervalued stocks, merger/risk arbitrage securities and distressed companies.

TEMPLETON FOREIGN SECURITIES PORTFOLIO

The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

TEMPLETON GROWTH SECURITIES PORTFOLIO


The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

JP MORGAN SERIES TRUST II

Each Portfolio of the JP Morgan Series Trust II, except Mid Cap Value, is a diversified mutual fund registered with the SEC. JP Morgan Investment Management Inc. is the investment adviser to the JP Morgan Series Trust II.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the JP Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR JP MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

JP MORGAN BOND PORTFOLIO

JP Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Portfolio will invest at least 80% of the value of its assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the adviser believes have the potential to provide a high total return over time.

JP MORGAN INTERNATIONAL EQUITY PORTFOLIO


JP Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

JP MORGAN MID CAP VALUE PORTFOLIO

JP Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion at the time of purchase. The Portfolio is not diversified as defined in the Investment Company Act of 1940.

MFS FUNDS

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS CAPITAL OPPORTUNITIES PORTFOLIO

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS GROWTH STOCK PORTFOLIO

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment.

Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

MFS NEW DISCOVERY PORTFOLIO

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment.

MFS TOTAL RETURN PORTFOLIO

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.


PUTNAM FUNDS

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT DISCOVERY GROWTH FUND

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The Fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

PUTNAM VT SMALL CAP VALUE FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT VOYAGER FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the Scudder Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.


SCUDDER EQUITY INDEX FUND


The S&P 500 Index is an unmanaged group of large-company stocks. The Index reflects reinvestments of all distributions. It is not possible to invest directly in the index.

SCUDDER VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER EAFE INDEX FUND

The Morgan Stanley Capital International Europe, Australiasia and Far East Index (MSCI EAFE(R)) is an unmanaged, capitalization-weighted measure of stock markets in Europe, Australiasia and the Far East and has been licensed for use by the portfolio's investment adviser. Index returns assume reinvested dividends and do not reflect fees; it is not possible to invest directly in an index.

SCUDDER VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.


SCUDDER SMALL CAP INDEX FUND

The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measure the performance of the 3,000 largest US companies based on total market capitalization. The Index includes the reinvestment of all distributions and is not available for direct investment.


TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. OpCap Advisors is the sub-adviser for the Balanced Fund. BAMCO, Inc a subsidiary of Baron Capital Group, Inc. is the sub-adviser for the Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Core Bond, High Yield, Money Market and Value Plus. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund. Deutsche Investment Management (Americas) Inc. is the sub-adviser for the Growth & Income Fund. Eagle Asset Management, Inc. is the sub-adviser for the Eagle Capital Appreciation Fund. Third Avenue Management, LLC is the sub-adviser for the Third Avenue Value Fund.

TOUCHSTONE BALANCED FUND

Touchstone Balanced Fund seek to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE BARON SMALL CAP FUND

Touchstone Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

TOUCHSTONE CORE BOND FUND

Touchstone Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

The Touchstone Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. They immediately eliminate deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks which are assigned to the four co-portfolio managers based on sector.


Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.


The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

TOUCHSTONE EMERGING GROWTH FUND

Touchstone Emerging Growth Fund seeks to increase the value of fund shares. The Fund invests primarily in small cap companies, but may invest in mid cap stocks. It primarily invests the common stock of small to mid-size rapidly growing U.S. companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks that may affect earnings and stock prices. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

Touchstone Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund will utilize a quantitative approach to enhanced index investing in all Do components while remaining maintaining a focus on dividend yield. The Fund seeks to overweight thee top three highest yielding stocks in the DJIA by approximately 8% each, while incrementally under weighting the remaining 27 stocks of the Dow that have a lower relative dividend yield.

TOUCHSTONE GROWTH & INCOME FUND

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE MONEY MARKET FUND

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE THIRD AVENUE VALUE FUND

Touchstone Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the portfolio manager believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VALUE PLUS FUND

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolio's investment objective and strategy is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.


VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO


The Portfolio's investment objective and strategy is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in common stocks of companies the investment adviser believes to be emerging growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Dean Witter Investment Management Inc. doing business as Van Kampen is the investment adviser for each of the UIF Portfolios.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of issuers located in emerging market countries.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.


FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), OR THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). THUS, NEITHER THESE CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed annual effective interest rate that we declare (GUARANTEED INTEREST RATE) for the duration you select. The duration of your GRO Account is the GUARANTEE PERIOD. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO VALUE. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate less any administrative or optional contract feature charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare a higher rate of interest in the first year for any Contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (ENHANCED RATE). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (ADDITIONAL

INTEREST). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

ALLOCATIONS TO GROs CAN'T BE MADE UNDER CONTRACTS ISSUED IN CERTAIN STATES.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A MARKET VALUE ADJUSTMENT is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the MINIMUM VALUE. Minimum Value is an amount equal to your contribution to the GRO Account less previous withdrawals from the GRO Account and less any applicable contingent withdrawal and administrative charges, plus the Guaranteed Interest Rate less any administrative or optional contract feature charges. Withdrawal charges and the administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

      MVA = GRO Value x [(1 + A)(TO THE POWER OF N/12) /
            (1 + B + .0025)(TO THE POWER OF N/12) - 1], where

      A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

      B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

      N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

SYSTEMATIC TRANSFER OPTION

We offer a Systematic Transfer Option that guarantee an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You MUST transfer all STO contributions into other Investment Options within either six-months or one-year of your STO contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's annual effective yield will never be less than Minimum Interest Rate. See "Systematic Transfer Program" in Part 9 for details on this program. This option may not be available in some states.

SECTION 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an annual effective rate of 1.45% of your Account Value in the Variable Account Options. This daily expense rate can't be increased without your consent. Of the 1.45% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense risk (.95%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total annual effective risk charge can't be increased.

We may realize a gain from these daily charges to the extent they aren't needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

If your Account Value is less than $50,000 on the last day of any contract year before your Retirement Date, we charge an annual administrative charge of $30. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization or contract termination during a contract year.

PORTFOLIO CHARGES

Separate Account II buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contribution. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for the annuity benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 7%. This amount is a percentage of your contribution and not of Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal- that is, the number of years that have passed since each contribution was made. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years before your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your account will include the withdrawal amount requested, any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested.

You may take up to 15% of your Account Value (less any earlier withdrawal in the same year) each year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract, the amount of surrender charges is based on contributions and is not reduced by any free withdrawals.

                CONTRIBUTION YEAR IN WHICH                                      CHARGE AS A % OF THE
                WITHDRAWN CONTRIBUTION WAS MADE                                 CONTRIBUTION WITHDRAWN
                -------------------------------                                 ----------------------
                         Current                                                         7%
                         First Prior                                                     6
                         Second Prior                                                    5
                         Third Prior                                                     4
                         Fourth Prior                                                    3
                         Fifth Prior                                                     2
                         Sixth Prior                                                     1
                         Seventh Prior and Earlier                                       0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate annuity benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits and Similar Benefit Distributions" in Section 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) Systematic Transfers from the STO, nor do these transfers count toward the twelve free transfers you can make during a year.

HARDSHIP WAIVER

We can waive contingent withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to the primary owner. If no primary owner can be determined, the waivers will apply to the youngest owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $1,000. We'll accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 75 or to $250,000 if you are age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. See "Transfers" in Section 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Section 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against Separate Account II are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions allocated to the Variable Account Options aren't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Section 3.

UNITS IN SEPARATE ACCOUNT II

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolios' expenses.

Your Unit Values also change because of deductions and charges we make to Separate Account II. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem Units to pay the death benefit when the Annuitant dies and to pay the annual administrative charge.

HOW WE DETERMINE UNIT VALUE

We determine the Unit Value for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the NET INVESTMENT FACTOR for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an effective annual rate of 1.45%. This charge is for the mortality risk, administrative expenses and expense risk we assumed under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO that you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Account, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Section 3. Transfers from GROs will be made according to the order in which money was originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 may apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs, described in Section 8.

You may request a transfer by sending a written request directly to the Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you make the request. Accordingly, transfer requests for Variable Account Options received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after we receive the request. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed not later than the next Business Day after the requests are received by our Administrative Office.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

We have the following policies for transfers between Investment Options, which are designed to protect contract owners from frequent trading activity:

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

      - a transfer request or asset rebalancing into an International or High Yield sub-account (as defined by us) if, within the preceding five business days, there was a transfer or asset rebalancing out of the same sub-account;

      - a transfer request or asset rebalancing out of an International or High Yield sub-account if, within the preceding five business days, there was a purchase, transfer or asset rebalancing into the same sub-account.

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3. NOTIFICATION. If we do not honor a transfer request as a result of the foregoing policy, we will notify you in writing.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.


      - If your same-day transfer privileges are revoked, you will be required to submit all future sub-account transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.


      - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, Annuitrac, or facsimile.

      - Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

      - Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

      - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.


Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contractowner is attempting to engage in stale price arbitrage, we reserve the right to revoke their same-day transfer privileges. We do not grant waivers of these policies to particular investors or classes of investors.

We may not be able to detect all market timers, and we may not be able to prevent transfers by those we do detect. As detecting market timing and preventing its recurrence is inherently a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all market timing in our contracts, prevent all frequent transfers and prevent all harm caused by frequent transfers.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

WITHDRAWALS


You may make withdrawals as often as you wish. Each withdrawal must be at least $300. The money will be taken from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after each contribution, there is a contingent withdrawal charge for any withdrawals other than free withdrawals (discussed below). The charge starts at 7% and decreases depending on the age of the contribution. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

You may withdraw up to 15% of your Account Value each contract year with no withdrawal charges. After the first 15% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested and any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract iS part of a tax-favored retirement plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in
Section 7.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial assignment. An assignment of the contract may have adverse tax consequences. See Section 7, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

DEATH BENEFITS AND SIMILAR BENEFIT DISTRIBUTIONS

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the annuitant dies before annuity payments have started. If the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death. For contracts issued before the Annuitant's 86th birthday and before annuity payments have started, the death benefit is the highest of:

      (a) your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments);
      (b) total contributions, minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments); or
      (c) your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable charges.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

ANNUITY BENEFITS

All annuity benefits under your contract are calculated as of the Retirement Date. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. Contract terms applicable to various retirement programs, along with federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit is the Adjusted Account Value less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven't already selected a form of annuity, within six months prior to your Retirement Date we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that we're to provide the normal form of annuity, which is the LIFE AND TEN YEARS CERTAIN ANNUITY. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks. You may elect a later annuitization date subject to our administrative rules then in effect.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period selected. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or for the lives of the Annuitant and joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until both the Annuitant and the Joint Annuity die under a joint and survivor annuity.

FIXED ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our current annuity rates would provide a larger payment, those current rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be delayed, however, for any period during which:

(1) the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to delay action to protect persons with interests in Separate Account II. We can delay payment of your Fixed Accounts for up to six months, and interest will be paid on any payment delayed for 30 days or more.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your request or instruction unless it's proper and complete. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

SECTION 6 - VOTING RIGHTS

PORTFOLIO VOTING RIGHTS

We are the legal owner of the shares of the Portfolios held by Separate Account II and, therefore, have the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to solicit your instructions or to send your instructions to us. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in Separate Account II, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio on our behalf or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio on the record date set by a Portfolio's Board for its shareholders' meeting. For this purpose, the record date can't be more than 60 days before the meeting of a Portfolio. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. To the extent shares of a Portfolio are sold to separate accounts of other insurance companies, the shares voted by those companies according to instructions received from their contract holders will dilute the effect of voting instructions received by us from its owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Section 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

SECTION 7 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, further payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)   on or after the date on which the taxpayer attains age 59 1/2;
(2)   as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life

      (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)   a result of the taxpayer becoming disabled within the meaning of Code
      Section 72(m)(7);
(5)   from certain qualified plans (note, however, other penalties may apply);
(6) under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)   under an immediate annuity as defined in Code Section 72(u)(4);
(9)   for the purchase of a first home (distribution up to $10,000);
(10)  for certain higher education expenses; or
(11)  to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5. The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole Annuitant's beneficiary, we will increase the continued policy's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 Account Value. If the surviving spouse is continuing an annuity policy purchased from us, any remaining surrender charges will be waived on the new annuity contract. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. Please be aware that not all contract features that were available on the initial policy purchased from us will be available on the continued contract. There may also be a higher charge for the same contract feature if the surviving spouse's attained age is different than that of the initial purchasing spouse. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second death benefit may be paid. At this time, the annuity contract may be extended, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these policies. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity policies that are being continued with us, but were not purchased from us initially, will be treated as new policies. This means that all surrender charges will be applicable. Any withdrawals in excess of the free withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.


PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also been allowing partial 1035 exchanges since 1999. In 2003 the IRS provided guidance stating that when an annuity contract is partially exchanged, the basis is allocated pro-rata between the old contract and the new contract. Further, the IRS is considering issuing regulations which state that if an annuity owner withdraws from the contract within 24 months of the exchange, it will presume that the partial exchange was to avoid tax. In that case the owner will have to aggregate both contracts for tax purposes. That is, the owner would have to withdraw a taxable amount equal to the earnings on both contracts before removing tax-free basis from either. Under the IRS proposal, the owner could rebut the presumption that he was avoiding tax by showing circumstances such as turning age 59 1/2, death, disability, unemployment, divorce or similar events. Until the IRS issues such regulations, it will use general principles of tax law to determine if the partial 1035 exchange was effected to avoid income tax, and thus require contract aggregation.

TAX-FAVORED RETIREMENT PROGRAMS


An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

INHERITED IRAs

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN

ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

SECTION 8 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS

We offer a program that allows you to pre-authorize periodic withdrawals from your contract before your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn or elect that your free withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll under our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. Withdrawals may begin one Business Day after we receive the form. You may terminate your participation in the program upon one day prior written notice, and we may end or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the annual free withdrawal amount be withdrawn under the Systematic Withdrawal Program, we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Section 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM GREATER THAN THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Section 7, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Section 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-     the date you reach age 59 1/2; or
-     five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Withdrawal Plus Program, plus any interest.

You can choose the Income Plus Withdrawal Program at any time if you're younger than 59 1/2. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Your withdrawals will begin at least one Business Day after we receive your form. You may end your participation in the program upon seven Business Days prior written notice, and we may end or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, or Systematic Transfer Option.

If you haven't used up your free withdrawals in any given contract year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge or Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE.

DOLLAR COST AVERAGING

We offer a Dollar Cost Averaging program under which we transfer contributions allocated to the Money Market Option to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon one day's prior written notice, and we may end or change the Dollar Cost Averaging Program at any time. If you don't have enough money in the Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis (12 month only), as you determine. See Section 3, "Systematic Transfer Option." We'll transfer your STO contributions in approximately equal installments of at least $1,000 over a six-month, one-year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any money still in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be available in some states.

CUSTOMIZED ASSET REBALANCING

We offer a Customized Asset Rebalancing Program that allows you to determine how often the rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will be automatically rebalanced by transfers among the Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you are making contributions. We won't charge a transfer charge to transfers under our Customized Asset Rebalancing Program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

Fixed Accounts aren't included in the Customized Asset Rebalancing Program.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, and transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may end your participation in the program upon one day's prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for Systematic Contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for Systematic Contributions is $100 per month.

LEGAL PROCEEDINGS

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

SECTION 9 - PRIOR CONTRACTS

For contracts issued prior to May 1, 2003 the Touchstone International Equity Fund is available as an investment option. However, effective May 1, 2003 it is closed to new contributions.

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1997

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus. For contracts issued before 1997, the following provisions apply:

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

-     your Account Value
- the Account Value at the beginning of the seventh contract year, plus subsequent contributions and minus subsequent withdrawals

-     your total contributions less the sum of withdrawals
- for Annuitants younger than 70 years old on the birthday nearest the date on which their contract was issued, an enhanced minimum death benefit, explained below.

For contracts issued on or after January 1, 1995, the amount of the death benefit is the greatest of:

-     your Account Value
- the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
-     your total contributions less the sum of withdrawals

The enhanced minimum death benefit is the same as the guaranteed death benefit, except that the guaranteed death benefit may not exceed the maximum guaranteed death benefit. The guaranteed death benefit on your Participation Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed death benefit allocated to the Separate Account by adding interest at an annual rate of 7% until the contract anniversary nearest your 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Separate Account during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed death benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your Separate Account contributions, including the amount of interest calculated on your Separate Account values for purposes of determining the guaranteed death benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers. Your maximum guaranteed death benefit is determined by totaling your contributions during your first five participation years, subtracting all withdrawals, taking into consideration any Market Value Adjustments made under the contract, multiplying the result by two, and then adding that to your total contributions made after the first five participation years.

REDUCTION IN CHARGES

If your contract was issued on or after January 1, 1995, but before January 1, 1997, the effective annual rate of mortality, expense and administrative charges will reduce to 1.10% after your contract has been in effect for six years.

CONTINGENT WITHDRAWAL CHARGE

For contracts issued before February 15, 1997 the following rules apply even if they are different from other provisions in this prospectus:

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contract year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any contract year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior contract year, less withdrawals during the current contract year. Investment gain is calculated as the increase in the Account Value during the prior contract year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contract. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges under the contract.

                  CONTRIBUTION YEAR IN WHICH                                    CHARGE AS A % OF THE
                  WITHDRAWN CONTRIBUTION WAS MADE                               CONTRIBUTION WITHDRAWN
                  -------------------------------                               ----------------------
                           Current                                                         7%
                           First Prior                                                     6
                           Second Prior                                                    5
                           Third Prior                                                     4
                           Fourth Prior                                                    3
                           Fifth Prior                                                     2
                           Sixth Prior and Earlier                                         0

We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary. See "Death Benefits and Similar Benefit Distributions" in Part 5.

The minimum withdrawal permitted is $300.

RETIREMENT DATE

For contracts issued before February 15, 1997, the Retirement Date will be the date you specify, but no later than your 85th birthday or the 10th Contract Anniversary, whichever is later.

HARDSHIP WAIVERS

Hardship Waivers aren't available.

FIXED ACCOUNTS

The STO is not available for contracts issued before July 7, 1998.

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED BEFORE FEBRUARY 25, 2002

For contracts before February 25, 2002, and for contracts issued in certain states after that date, Total Separate Account Annual Expenses are 1.35%. Please check your contract if you are uncertain about the applicability of this section to your contract.

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED AFTER JANUARY 1, 1997 & BEFORE FEBRUARY 25, 2002

For contracts issued after January 1, 1997 and before February 25, 2002, the following rules apply in most states even if they are different from other provisions in this prospectus. Please check your contract if you are uncertain about the applicability of this section to your contract.

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

      (a) your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);

      (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or

      (c) your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable Market Value Adjustments and/or charges.

FREE WITHDRAWALS FOR CONTACTS ISSUED BEFORE FEBRUARY 25, 2002

For contracts issued prior to February 25, 2002, you may withdraw up to 10% of your Account Value each contract year with no withdrawal charges. After the first 10% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account.

SIX MONTH SYSTEMATIC TRANSFER PROGRAM FOR CONTACTS ISSUED BEFORE FEBRUARY 25,
2002

The six month option in the Systematic Transfer Program is not available for contracts issued prior to February 25, 2002.

JANUS ASPEN MONEY MARKET PORTFOLIO AVAILABLE FOR CONTACTS ISSUED BEFORE FEBRUARY 25, 2002

The Janus Aspen Money Market Portfolio is available for all contracts issued prior to February 25, 2002. The Fidelity VIP Money Market Portfolio is not available for contracts issued prior to February 25, 2002.

NEW SHARE CLASSES ADDED EFFECTIVE FEBRUARY 25, 2002

New share classes that charge distribution fees pursuant to Rule 12b-1 were added to certain Portfolios effective February 25, 2002. These fees will not be charged to contracts issued prior to February 25, 2002.

NEW INVESTMENT OPTIONS FOR CONTRACTS ISSUED BEFORE DECEMBER 31, 2002

All of the Franklin Templeton Portfolios, the Putnam VT George Putnam Fund, New Opportunities Fund and Voyager Fund as well as the Van Kampen LIT Comstock and Emerging Growth and the Van Kampen UIF Emerging Markets Equity are being made available as Investment Options in annuity policies issued before December 31, 2002. Please consult the fees, expenses and objectives located in Parts 1 and 3 of this prospectus.

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

                                                    2003          2002          2001          2000          1999           1998
                                                    ----          ----          ----          ----          ----           ----
FIDELITY HIGH INCOME
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     11.49
Number of units outstanding at end of period          32,994

FIDELITY BALANCED
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     11.17
Number of units outstanding at end of period          22,537

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                $      8.54   $     12.07   $     12.88   $     12.04   $     11.48   $     10.42
Unit value at end of period                      $     10.94   $      8.54   $     12.07   $     12.88   $     12.04   $     11.48
Number of units outstanding at end of period         136,490        62,743       638,843       573,263       859,369       619,502

FIDELITY VIP CONTRAFUND
Unit value at beginning of period                $      9.17   $     12.42   $     14.34   $     15.57   $     12.70   $      9.91
Unit value at end of period                      $     11.58   $      9.17   $     12.42   $     14.34   $     15.57   $     12.70
Number of units outstanding at end of period         162,353        29,817       838,581     1,177,464     1,083,512       636,505

FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                $      8.72   $     12.15   $     13.49   $     14.19   $     13.18   $     10.31
Unit value at end of period                      $     10.61   $      8.72   $     12.15   $     13.49   $     14.19   $     13.18
Number of units outstanding at end of period         139,883        51,163       682,948       645,860       671,165       413,064

                                                     1997          1996       1995        1994        INCEPTION
                                                     ----          ----       ----        ----        ---------
FIDELITY HIGH INCOME
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY BALANCED
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $     10.42
Number of units outstanding at end of period          63,398

FIDELITY VIP CONTRAFUND
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $      9.91
Number of units outstanding at end of period          65,551

FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $     10.31
Number of units outstanding at end of period          19,862

                                                    2003          2002          2001          2000          1999           1998
                                                    ----          ----          ----          ----          ----           ----
FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                $      8.15   $      9.30   $     11.02   $     13.47   $     13.09   $     10.65
Unit value at end of period                      $     10.40   $      8.15   $      9.30   $     11.02   $     13.47   $     13.09
Number of units outstanding at end of period           9,616         4,731       382,018       465,592       483,369       354,838

FIDELITY VIP GROWTH
Unit value at beginning of period                $      7.39   $      8.70   $     10.73   $     12.22                           -
Unit value at end of period                      $      9.65   $      7.39   $      8.70   $     10.73   $     12.22
Number of units outstanding at end of period         121,509        33,519       379,277       467,796        84,815

FIDELITY VIP MID CAP
Unit value at beginning of period                $      9.07   $     16.68   $     17.50   $     13.28                           -
Unit value at end of period                      $     12.35   $      9.07   $     16.68   $     17.50   $     13.28
Number of units outstanding at end of period          64,435        18,378       407,327       399,552        66,543

FRANKLIN INCOME SECURITIES
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     12.61
Number of units outstanding at end of period         113,633

FRANKLIN GROWTH & INCOME SECURITIES
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     11.87
Number of units outstanding at end of period          48,722

FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     11.95
Number of units outstanding at end of period          19,502

                                                     1997          1996       1995        1994        INCEPTION
                                                     ----          ----       ----        ----        ---------
FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $     10.65
Number of units outstanding at end of period          73,667

FIDELITY VIP GROWTH
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP MID CAP
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN INCOME SECURITIES
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN GROWTH & INCOME SECURITIES
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                                    2003          2002          2001          2000          1999           1998
                                                    ----          ----          ----          ----          ----           ----
FRANKLIN MUTUAL SHARES SECURITIES
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     12.15
Number of units outstanding at end of period          48,713

JANUS ASPEN CAPITAL APPRECIATION
Unit value at beginning of period                $      8.88   $     16.07   $     20.80   $     25.77   $     15.64   $     10.03
Unit value at end of period                                -   $      8.88   $     16.07   $     20.80   $     25.77   $     15.64
Number of units outstanding at end of period               -        25,192     1,083,508     1,538,205     1,314,416       583,994

JANUS ASPEN BALANCED
Unit value at beginning of period                $      9.38   $     15.03   $     15.98   $     16.58   $     13.26   $     10.01
Unit value at end of period                                -   $      9.38   $     15.03   $     15.98   $     16.58   $     13.26
Number of units outstanding at end of period               -        32,369     1,581,998     1,820,363     1,764,662     1,741,026

JANUS ASPEN WORLDWIDE GROWTH
Unit value at beginning of period                $      7.92   $     13.04   $     17.04   $     20.49   $     12.63   $      9.93
Unit value at end of period                      $      9.66   $      7.92   $     13.04   $     17.04   $     20.49   $     12.63
Number of units outstanding at end of period          12,643         9,448       988,870     1,149,246       646,308       331,956

JANUS ASPEN MONEY MARKET
Unit value at beginning of period                              $     11.66   $     11.35   $     10.82   $     10.45   $     10.06
Unit value at end of period                                    $     11.69   $     11.66   $     11.35   $     10.82   $     10.45
Number of units outstanding at end of period                     1,680,354     2,087,538       758,216     1,194,584       420,446

J.P. MORGAN INTERNATIONAL OPPORTUNITIES
Unit value at beginning of period                $      8.70   $      9.40   $     11.79   $     14.20   $     10.53   $     10.19
Unit value at end of period                      $     11.35   $      8.70   $      9.40   $     11.79   $     14.20   $     10.53
Number of units outstanding at end of period           8,309         1,775        60,032        52,152        59,953        21,124

                                                     1997          1996       1995        1994        INCEPTION
                                                     ----          ----       ----        ----        ---------
FRANKLIN MUTUAL SHARES SECURITIES
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN CAPITAL APPRECIATION
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $     10.03
Number of units outstanding at end of period          59,108

JANUS ASPEN BALANCED
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $     10.01
Number of units outstanding at end of period       1,827,787

JANUS ASPEN WORLDWIDE GROWTH
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $      9.93
Number of units outstanding at end of period          20,675

JANUS ASPEN MONEY MARKET
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $     10.06
Number of units outstanding at end of period         159,980

J.P. MORGAN INTERNATIONAL OPPORTUNITIES
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $     10.19
Number of units outstanding at end of period           5,359

                                                    2003          2002          2001          2000          1999           1998
                                                    ----          ----          ----          ----          ----           ----
J.P. MORGAN BOND
Unit value at beginning of period                $     10.62   $     12.15   $     11.52   $     10.57   $     10.82   $     10.16
Unit value at end of period                      $     10.85   $     10.62   $     12.15   $     11.52   $     10.57   $     10.82
Number of units outstanding at end of period         216,262       125,596       693,059       496,108       527,600       309,949

JANUS ASPEN GROWTH
Unit value at beginning of period                $      7.72   $      6.51   $      8.78                           -             -
Unit value at end of period                      $     10.00   $      7.72   $      6.51   $      8.78
Number of units outstanding at end of period           7,192         4,396       102,402        69,014

JANUS ASPEN STRATEGIC VALUE
Unit value at beginning of period                $      7.93   $      8.60   $      9.52                           -             -
Unit value at end of period                                -   $      7.93   $      8.60   $      9.52
Number of units outstanding at end of period               -        17,548       108,623        20,263

MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period                $      7.63   $      7.39   $      9.82                           -             -
Unit value at end of period                      $      9.56   $      7.63   $      7.39   $      9.82
Number of units outstanding at end of period           6,030         1,755       134.085       183,323

MFS EMERGING GROWTH
Unit value at beginning of period                $      7.44   $      6.20   $      9.47                           -             -
Unit value at end of period                      $      9.52   $      7.44   $      6.20   $      9.47
Number of units outstanding at end of period          32,192         1,311       153,934        60,526

MFS INVESTORS TRUST
Unit value at beginning of period                $      8.18   $      8.03   $      9.70                           -             -
Unit value at end of period                      $      9.83   $      8.18   $      8.03   $      9.70
Number of units outstanding at end of period          14,095         8,230       130,336        56,192

                                                     1997          1996       1995        1994        INCEPTION
                                                     ----          ----       ----        ----        ---------
J.P. MORGAN BOND
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $     10.16
Number of units outstanding at end of period         158,477

JANUS ASPEN GROWTH
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN STRATEGIC VALUE
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS EMERGING GROWTH
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS INVESTORS TRUST
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                                    2003          2002          2001          2000          1999           1998
                                                    ----          ----          ----          ----          ----           ----
MFS MID CAP GROWTH
Unit value at beginning of period                $      6.60   $      8.26   $     10.17                           -             -
Unit value at end of period                      $      8.89   $      6.60   $      8.26   $     10.17
Number of units outstanding at end of period         112,896        45,969       172,756       153,728

MFS NEW DISCOVERY
Unit value at beginning of period                $      7.45   $      9.70   $     10.38                           -             -
Unit value at end of period                      $      9.80   $      7.45   $      9.70   $     10.38
Number of units outstanding at end of period`         19,480         1,387       133,573        80,482

PUTNAM VT VOYAGER
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     11.76
Number of units outstanding at end of period           3,342

PUTNAM VT NEW OPPORTUNITIES
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     12.48
Number of units outstanding at end of period             903

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     11.19
Number of units outstanding at end of period          14,650

PUTNAM GROWTH AND INCOME
Unit value at beginning of period                $      8.42   $     10.64             -             -             -             -
Unit value at end of period                      $     10.58   $      8.42   $     10.64
Number of units outstanding at end of period          43,399        17,824        46,410

                                                     1997          1996       1995        1994        INCEPTION
                                                     ----          ----       ----        ----        ---------
MFS MID CAP GROWTH
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS NEW DISCOVERY
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period`

PUTNAM VT VOYAGER
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT NEW OPPORTUNITIES
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM GROWTH AND INCOME
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                                    2003          2002          2001          2000          1999           1998
                                                    ----          ----          ----          ----          ----           ----
PUTNAM INTERNATIONAL EQUITY
Unit value at beginning of period                $      8.67   $      9.69             -             -             -             -
Unit value at end of period                      $     10.98   $      8.67   $      9.69
Number of units outstanding at end of period          17,196        10,696         6,170

PUTNAM SMALL CAP VALUE
Unit value at beginning of period                $      8.39   $     10.11             -             -             -             -
Unit value at end of period                      $     12.37   $      8.39   $     10.11
Number of units outstanding at end of period          60,006        18,186        46,464

PUTNAM TECHNOLOGY
Unit value at beginning of period                              $     10.15             -             -             -             -
Unit value at end of period                                              -   $     10.15
Number of units outstanding at end of period                             -        28,260

PUTNAM DISCOVERY GROWTH
Unit value at beginning of period                $      7.70   $     11.82             -             -             -             -
Unit value at end of period                      $     10.01   $      7.70   $     11.82
Number of units outstanding at end of period           2,681           141         1,096

SCUDDER VIT EAFE EQUITY INDEX
Unit value at beginning of period                $      7.78   $      9.12   $     12.27   $     14.93   $     11.86   $      9.88
Unit value at end of period                      $     10.20   $      7.78   $      9.12   $     12.27   $     14.93   $     11.86
Number of units outstanding at end of period           8,952         2,675        70,542        64.507        81,473        75,887

SCUDDER VIT EQUITY 500 INDEX
Unit value at beginning of period                $      8.35   $     12.08   $     13.94   $     15.57   $     13.11   $     10.32
Unit value at end of period                      $     10.52   $      8.35   $     12.08   $     13.94   $     15.57   $     13.11
Number of units outstanding at end of period         152,789        37,427     1,727,481     1,217,798     1,199,263       631,049

SCUDDER VIT SMALL CAP INDEX
Unit value at beginning of period                $      7.61   $     10.76   $     10.68   $     11.27   $      9.50   $      9.85
Unit value at end of period                      $     10.96   $      7.61   $     10.76   $     10.68   $     11.27   $      9.50
Number of units outstanding at end of period          39,222         3,657       782,042       549,540       459,505       373,914

                                                     1997          1996       1995        1994        INCEPTION
                                                     ----          ----       ----        ----        ---------
PUTNAM INTERNATIONAL EQUITY
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM SMALL CAP VALUE
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM TECHNOLOGY
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM DISCOVERY GROWTH
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER VIT EAFE EQUITY INDEX
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $      9.88
Number of units outstanding at end of period           5,623

SCUDDER VIT EQUITY 500 INDEX
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $     10.32
Number of units outstanding at end of period          76,431

SCUDDER VIT SMALL CAP INDEX
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $      9.85
Number of units outstanding at end of period          42,210

                                                    2003          2002          2001          2000          1999           1998
                                                    ----          ----          ----          ----          ----           ----
TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     12.67
Number of units outstanding at end of period          22,947

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     12.50
Number of units outstanding at end of period          16,618

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                $      8.87   $     17.95   $     17.08   $     17.09   $     17.78   $     18.14
Unit value at end of period                      $     11.67   $      8.87   $     17.95   $     17.08   $     17.08   $     17.78
Number of units outstanding at end of period          70,981        26,285       228,522       114,758       101,894       172,489

TOUCHSTONE LARGE CAP GROWTH
Unit value at beginning of period                $      7.20   $     19.02   $     26.75   $     34.97   $     26.16   $     19.55
Unit value at end of period                      $      9.38   $      7.20   $     19.02   $     26.75   $     34.97   $     26.16
Number of units outstanding at end of period          40,232        10,061       367,666       412,117       322,755       382,400

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                $      8.30   $     29.87   $     26.27   $     23.95   $     27.64   $     23.67
Unit value at end of period                      $     11.47   $      8.30   $     29.87   $     26.27   $     23.95   $     27.64
Number of units outstanding at end of period         303.659       139,400       354,004       210,325       261,851       356,913

                                                     1997          1996       1995        1994        INCEPTION
                                                     ----          ----       ----        ----        ---------
TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                $     14.69   $     12.57 $     10.52 $     10.73   $     10.00
Unit value at end of period                      $     18.14   $     14.69 $     12.57 $     10.52
Number of units outstanding at end of period         164,970       138,864     234,629     180,961

TOUCHSTONE LARGE CAP GROWTH
Unit value at beginning of period                $     14.71   $     13.08 $     10.07 $      9.81   $     10.00
Unit value at end of period                      $     19.55   $     14.71 $     13.08 $     10.07
Number of units outstanding at end of period         404,243       438,465     374,724     280,091

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                $     18.39   $     14.98 $     10.43 $     10.65   $     10.00
Unit value at end of period                      $     23.67   $     18.39 $     14.98 $     10.43
Number of units outstanding at end of period         288,596       297,625     244,538     156,325

                                                    2003          2002          2001          2000          1999           1998
                                                    ----          ----          ----          ----          ----           ----
VAN KAMPEN LIT COMSTOCK
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     12.35
Number of units outstanding at end of period          15,850

VAN KAMPEN LIT EMERGING GROWTH
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     11.96
Number of units outstanding at end of period              65

VAN KAMPEN UIF EMERGING MARKETS EQUITY
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     14.37
Number of units outstanding at end of period           5,232

MORGAN STANLEY EMERGING MARKETS DEBT
Unit value at beginning of period                $     10.35   $     11.72   $     10.79   $      9.82   $      7.69   $     10.88
Unit value at end of period                      $     13.05   $     10.35   $     11.72   $     10.79   $      9.82   $      7.69
Number of units outstanding at end of period          12,207         3,752        48,755        72,869        43,093        55,295

MORGAN STANLEY U.S. REAL ESTATE
Unit value at beginning of period                $      9.72   $     12.26   $     11.31   $      8.87   $      9.13   $     10.38
Unit value at end of period                      $     13.18   $      9.72   $     12.26   $     11.31   $      8.87   $      9.13
Number of units outstanding at end of period          52,772        17,282       103,226        90,292        88,783        89,471

MFS RESEARCH
Unit value at beginning of period                $      8.01             -             -             -             -             -
Unit value at end of period                      $      9.82
Number of units outstanding at end of period           8,171

                                                     1997          1996       1995        1994        INCEPTION
                                                     ----          ----       ----        ----        ---------
VAN KAMPEN LIT COMSTOCK
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN LIT EMERGING GROWTH
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MARKETS EQUITY
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MORGAN STANLEY EMERGING MARKETS DEBT
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $     10.88
Number of units outstanding at end of period          92,322

MORGAN STANLEY U.S. REAL ESTATE
Unit value at beginning of period                                        -           -           -   $     10.00
Unit value at end of period                      $     10.38
Number of units outstanding at end of period           8,831

MFS RESEARCH
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                                    2003          2002          2001          2000          1999           1998
                                                    ----          ----          ----          ----          ----           ----
MFS TOTAL RETURN
Unit value at beginning of period                $      9.50             -             -             -             -             -
Unit value at end of period                      $     10.86
Number of units outstanding at end of period         113,598

JP MORGAN MID CAP
Unit value at beginning of period                $      9.20             -             -             -             -             -
Unit value at end of period                      $     11.75
Number of units outstanding at end of period          52,177

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                $      7.80             -             -             -             -             -
Unit value at end of period                      $      9.97
Number of units outstanding at end of period          67,022

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                $      7.67             -             -             -             -             -
Unit value at end of period                      $     11.13
Number of units outstanding at end of period           6,112

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                $      8.17             -             -             -             -             -
Unit value at end of period                      $     10.62
Number of units outstanding at end of period           1,006

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                $      8.25             -             -             -             -             -
Unit value at end of period                      $     10.81
Number of units outstanding at end of period          49,743

                                                     1997          1996       1995        1994        INCEPTION
                                                     ----          ----       ----        ----        ---------
MFS TOTAL RETURN
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

JP MORGAN MID CAP
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                                    2003          2002          2001          2000          1999           1998
                                                    ----          ----          ----          ----          ----           ----
TOUCHSTONE BALANCED
Unit value at beginning of period                $      9.24             -             -             -             -             -
Unit value at end of period                      $     11.07
Number of units outstanding at end of period          15,665

TOUCHSTONE CORE BOND
Unit value at beginning of period                $     10.47             -             -             -             -             -
Unit value at end of period                      $     10.68
Number of units outstanding at end of period          47,852

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $      9.95
Number of units outstanding at end of period          34,745

TOUCHSTONE HIGH INCOME
Unit value at beginning of period                $     10.00             -             -             -             -             -
Unit value at end of period                      $     11.49
Number of units outstanding at end of period          32,994

                                                     1997          1996       1995        1994        INCEPTION
                                                     ----          ----       ----        ----        ---------
TOUCHSTONE BALANCED
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE CORE BOND
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE HIGH INCOME
Unit value at beginning of period                          -             -           -           -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

APPENDIX B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Contribution:              $50,000.00

GRO Account duration:      7 Years

Guaranteed Interest Rate:  5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

      -0.0551589 = [(1 + .05)(TO THE POWER OF 48/12) /
      (1 + .0625 + .0025) (TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

      -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

      $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

      $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

      $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

      $8,682.19 = $57,881.25 X .15

      Free Amount = $8,682.19

The non-free amount would be:

      $11,317.81 = $20,000.00 - $8,682.19

The Market Value Adjustment, which is only applicable to the non-free amount, would be

      - $624.28 = -0.0551589 X $11,317.81

The withdrawal charge would be:

      $628.53 = [($11,317.81+ $624.85)/(1 - 0.05)] - ($11,317.81+ 624.28)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

      $21,252.81 = $20,000.00 + $624.28 + $628.53

The ending Account Value would be:

      $36,628.44 = $57,881.25 - $21,252.81

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

      .0290890 = [(1 + .05)(TO THE POWER OF 48/12) /
      (1 + .04 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

      $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

      $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

      $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

      $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

      Free Amount =    $ 8,682.19

      Non-Free Amount =    $11,317.81

The Market Value Adjustment would be:

      $329.22 = .0290890 X $11,317.81

The withdrawal charge would be:

      $578.35 = [($11,317.31 - $329.22)/(1 - 0.05)] - ($11,317.81 - $329.22)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

      $20,249.13 = $20,000.00 - $329.22 + $578.35

The ending Account Value would be:

      $37,632.12 = $57,881.25 - $20.249.13

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below the Minimum Value. Account values less than $50,000 will be subject to a $30 annual charge.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

APPENDIX C - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 - National Integrity and Custodian
Part 2 - Distribution of the Contract
Part 3 - Performance Information
Part 4 - Determination of Accumulation Unit Values
Part 5 - Tax Favored Retirement Programs
Part 6 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
National Integrity Life Insurance Company
P.O. Box 740075
Louisville, Kentucky 40201-7475
ATTN: Request for SAI of Separate Account II (Pinnacle IV)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004

                                       FOR

                                    PINNACLE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II

                                TABLE OF CONTENTS

                                                                          PAGE
Part 1 - National Integrity and Custodian                                    2
Part 2 - Distribution of the Contracts                                       2
Part 3 - Performance Information                                             3
Part 4 - Determination of Accumulation Unit Values                           7
Part 5 - Tax-Favored Retirement Programs                                     7
Part 6 - Financial Statements                                                9

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2004. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity Life Insurance Company is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, NY 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. All outstanding shares of Integrity Life Insurance Company are owned by The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, National Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

National Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form. Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, National Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF NATIONAL INTEGRITY

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since Separate Account II isn't a separate entity from us and its operations form a part of us, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Separate Account II are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, Separate Account II's investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc., a wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities' address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 6.5% of initial contributions and 7% of additional contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $21,707.262 in 2003, $32,268,583 in 2002 and $15,627,864 in 2001. The amount of distribution allowances paid to Touchstone Securities between March 3, 2000 and December 31, 2000 was $2,746,897. The amount of distribution allowances paid to ARM Securities Corp., the principal underwriter for the contracts prior to March 3, 2000, was $213,487 for the year ended December 31, 2000, was $5,150,752 for the year ended December 31, 1999, and $2,290,049 for the year ended December 31, 1998. Distribution allowances weren't retained by either ARM Securities Corporation or Touchstone Securities, as applicable, during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Janus Aspen Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there is no guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

An AVERAGE ANNUAL TOTAL RETURN shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the Janus Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = {(Base Period Return) + 1)TO THE POWER OF (365/7)} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock

Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (LIPPER) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGE'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 381 industrial, 37 utility, 11 transportation and 71 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and doesn't include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and doesn't include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German Deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by National Integrity or any of the sub-advisers derived from such indices or averages.

For those Variable Account Options which haven't been investment divisions within the Separate Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance those Options would have achieved (reduced by the applicable charges) if they had been investment divisions within the Separate Account for the period quoted.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

National Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options other than the Janus Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Janus Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX-FAVORED RETIREMENT PROGRAMS

The contracts described in this Prospectus may be used in connection with certain tax-favored retirement programs, for groups and for individuals. Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract. National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who hasn't reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are limited on the amount that may be contributed, the persons who may be eligible, and the time when distributions may begin. An individual may also roll over amounts distributed from another Traditional IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are limited on the amount that may be contributed, the persons who are eligible to contribute, and the time when tax-favored distributions may begin. An individual may also roll over amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we don't issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by employees of public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract isn't intended to accept other than employee contributions. Such contributions aren't counted as part of the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). The Code also sets forth additional restrictions governing such items as transferability, distributions and withdrawals. An employee under this type of plan should consult a tax adviser as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to also establish tax-favored retirement plans for themselves and their employees. Tax-favored retirement plans may permit the purchase of the contract to provide benefits under the plans. Employers intending to use the contract in connection with tax-favored plans should seek competent advice. National Integrity doesn't administer these types of plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g) provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Loans to employees may be permitted under such plans; however, a Section 457 plan isn't required to allow loans. Contributions to a contract in connection with an eligible government plan are limited. Those who intend to use the contracts in connection with such plans should seek competent advice. National Integrity doesn't administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA fund can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio 45202, is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of Separate Account II as of December 31, 2003, and for the periods indicated in the financial statements, and the statutory-basis financial statements of National Integrity as of and for the years ended December 31, 2003 and 2002 included herein have been audited by Ernst & Young LLP as set forth in their reports.

The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contracts. They shouldn't be considered as relating to the investment performance of the assets held in the Separate Account.

                              Financial Statements

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                                DECEMBER 31, 2003
                       WITH REPORT OF INDEPENDENT AUDITORS

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                              Financial Statements

                                December 31, 2003


                                    CONTENTS

Report of Independent Auditors                                                1

Audited Financial Statements

Statement of Assets and Liabilities                                           2
Statement of Operations                                                      24
Statements of Changes in Net Assets                                          44
Notes to Financial Statements                                                77

                         Report of Independent Auditors

Contract Holders
       Separate Account II of National Integrity Life Insurance Company Board of Directors
       National Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account II of National Integrity Life Insurance Company, comprised of the separate account divisions described in Note 2, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of National Integrity Life Insurance Company at December 31, 2003, the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Cincinnati, Ohio                                          /s/ Ernst & Young LLP
April 16, 2004

        Separate Account II of National Integrity Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2003

                                                                                          AFFILIATED
                                                               ------------------------------------------------------------------
                                                                                        TOUCHSTONE LARGE       TOUCHSTONE LARGE
                                                                                           CAP GROWTH             CAP GROWTH
                                                                                         (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                      TOTAL                 DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
(aggregate cost of $176,525,650)                               $        200,727,712   $          4,111,102   $            377,530

Receivable from (payable to) the general
  account of National Integrity                                               7,542                    964                   (154)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $        200,735,254   $          4,112,066   $            377,376
                                                               ==================================================================

Unit value                                                                            $              17.02   $               9.38
                                                                                      ===========================================

Units outstanding                                                                                  241,602                 40,232
                                                                                      ===========================================

                                                                                          AFFILIATED
                                                               ------------------------------------------------------------------
                                                                 TOUCHSTONE THIRD       TOUCHSTONE THIRD       TOUCHSTONE BARON
                                                                   AVENUE VALUE           AVENUE VALUE          SMALL CAP VALUE
                                                                  (PINNACLE(TM))       (PINNACLE IV(TM))        (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
(aggregate cost of $176,525,650)                               $         10,743,288   $          3,483,537   $          4,045,824

Receivable from (payable to) the general
  account of National Integrity                                               1,564                   (568)                   116
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $         10,744,852   $          3,482,969   $          4,045,940
                                                               ==================================================================

Unit value                                                     $              33.63   $              11.47   $              20.03
                                                               ==================================================================

Units outstanding                                                           319,502                 303,659               201,994
                                                               ==================================================================

SEE ACCOMPANYING NOTES.

                                                                                           AFFILIATED
                                                               ------------------------------------------------------------------
                                                                 TOUCHSTONE BARON          TOUCHSTONE             TOUCHSTONE
                                                                  SMALL CAP VALUE           BALANCED               BALANCED
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))       (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            828,226   $            173,340   $            339,659

Receivable from (payable to) the general
  account of National Integrity                                                 122                     72                   (123)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $            828,348   $            173,412   $            339,536
                                                               ==================================================================

Unit value                                                     $              11.67   $              11.07   $              11.08
                                                               ==================================================================

Units outstanding                                                            70,981                 15,665                 30,644
                                                               ==================================================================

                                                                              AFFILIATED
                                                               -------------------------------------------
                                                                  TOUCHSTONE CORE        TOUCHSTONE CORE
                                                                       BOND                   BOND
                                                                 (PINNACLE IV(TM))       (PINNACLE(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            510,929   $          2,239,188

Receivable from (payable to) the general
  account of National Integrity                                                 130                    996
                                                               -------------------------------------------

NET ASSETS                                                     $            511,059   $          2,240,184
                                                               ===========================================

Unit value                                                     $              10.68   $              10.70
                                                               ===========================================

Units outstanding                                                            47,852                209,363
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                                           AFFILIATED
                                                               ------------------------------------------------------------------
                                                                                                                  TOUCHSTONE
                                                                    TOUCHSTONE             TOUCHSTONE              ENHANCED
                                                                  EMERGING GROWTH        EMERGING GROWTH          DIVIDEND 30
                                                                 (PINNACLE IV(TM))       (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $             68,033   $            143,821   $             10,685

Receivable from (payable to) the general
  account of National Integrity                                                  (6)                    14                     (1)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $             68,027   $            143,835   $             10,684
                                                               ==================================================================

Unit value                                                     $              11.13   $              11.15   $              10.62
                                                               ==================================================================

Units outstanding                                                             6,112                 12,900                  1,006
                                                               ==================================================================

                                                                                AFFILIATED
                                                               -------------------------------------------
                                                                    TOUCHSTONE
                                                                     ENHANCED              TOUCHSTONE
                                                                    DIVIDEND 30          GROWTH & INCOME
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $             14,776   $            537,508

Receivable from (payable to) the general
  account of National Integrity                                                   3                    214
                                                               -------------------------------------------

NET ASSETS                                                     $             14,779   $            537,722
                                                               ===========================================

Unit value                                                     $              10.64   $              10.81
                                                               ===========================================

Units outstanding                                                             1,389                 49,743
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                                           AFFILIATED
                                                               ------------------------------------------------------------------
                                                                    TOUCHSTONE           TOUCHSTONE HIGH        TOUCHSTONE HIGH
                                                                  GROWTH & INCOME             YIELD                  YIELD
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))       (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            546,397   $          1,142,892   $          6,126,836

Receivable from (payable to) the general
  account of National Integrity                                                (193)                    20                     44
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $            546,204   $          1,142,912   $          6,126,880
                                                               ==================================================================

Unit value                                                     $              10.82   $              11.90   $              11.92
                                                               ==================================================================

Units outstanding                                                            50,481                 96,043                514,000
                                                               ==================================================================

                                                                              AFFILIATED
                                                               -------------------------------------------
                                                                 TOUCHSTONE MONEY       TOUCHSTONE MONEY
                                                                      MARKET                 MARKET
                                                                 (PINNACLE IV(TM))       (PINNACLE(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            345,798   $         15,987,812

Receivable from (payable to) the general
  account of National Integrity                                                 (85)                 1,316
                                                               -------------------------------------------

NET ASSETS                                                     $            345,713   $         15,989,128
                                                               ===========================================

Unit value                                                     $               9.95   $               9.97
                                                               ===========================================

Units outstanding                                                            34,745              1,603,724
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                              AFFILIATED
                                                               -------------------------------------------
                                                                 TOUCHSTONE VALUE       TOUCHSTONE VALUE
                                                                       PLUS                   PLUS
                                                                 (PINNACLE IV(TM))       (PINNACLE(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            668,100   $          1,858,193

Receivable from (payable to) the general
  account of National Integrity                                                 109                   (845)
                                                               -------------------------------------------

NET ASSETS                                                     $            668,209   $          1,857,348
                                                               ===========================================

Unit value                                                     $               9.97   $               9.98
                                                               ===========================================

Units outstanding                                                            67,022                186,107
                                                               ===========================================

                                                                                         NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                                                               JPM INTERNATIONAL
                                                                     JPM BOND               JPM BOND             OPPORTUNITIES
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))       (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $          8,767,098   $          2,346,701   $            610,021

Receivable from (payable to) the general
  account of National Integrity                                               5,013                   (258)                   (72)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $          8,772,111   $          2,346,443   $            609,949
                                                               ==================================================================

Unit value                                                     $              13.35   $              10.85   $               9.90
                                                               ==================================================================

Units outstanding                                                           657,087                216,262                 61,611
                                                               ==================================================================

SEE ACCOMPANYING NOTES.

                                                                                         NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                                                                VAN KAMPEN UIF
                                                                 JPM INTERNATIONAL         JPM MID CAP         EMERGING MARKETS
                                                                   OPPORTUNITIES              VALUE                  DEBT
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))        (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $             94,309   $            612,920   $          1,064,293

Receivable from (payable to) the general
  account of National Integrity                                                  (2)                   160                   (232)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $             94,307   $            613,080   $          1,064,061
                                                               ==================================================================

Unit value                                                     $              11.35   $              11.75   $              15.92
                                                               ==================================================================

Units outstanding                                                             8,309                 52,177                 66,838
                                                               ==================================================================

                                                                             NON-AFFILIATED
                                                               -------------------------------------------
                                                                  VAN KAMPEN UIF
                                                                 EMERGING MARKETS        VAN KAMPEN UIF
                                                                       DEBT             U.S. REAL ESTATE
                                                                 (PINNACLE IV(TM))       (PINNACLE(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            159,250   $          2,600,469

Receivable from (payable to) the general
  account of National Integrity                                                  51                   (735)
                                                               -------------------------------------------

NET ASSETS                                                     $            159,301   $          2,599,734
                                                               ===========================================

Unit value                                                     $              13.05   $              16.27
                                                               ===========================================

Units outstanding                                                            12,207                159,787
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                                         NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                  VAN KAMPEN UIF         VAN KAMPEN LIT         VAN KAMPEN LIT
                                                                 U.S. REAL ESTATE           COMSTOCK            EMERGING GROWTH
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            695,481   $            195,696   $                781

Receivable from (payable to) the general
  account of National Integrity                                                  54                     52                     (4)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $            695,535   $            195,748   $                777
                                                               ==================================================================

Unit value                                                     $              13.18   $              12.35   $              11.96
                                                               ==================================================================

Units outstanding                                                            52,772                 15,850                     65
                                                               ==================================================================

                                                                             NON-AFFILIATED
                                                               -------------------------------------------
                                                                  VAN KAMPEN UIF
                                                                 EMERGING MARKETS           PUTNAM VT
                                                                      EQUITY                 VOYAGER
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $             75,206   $             39,291

Receivable from (payable to) the general
  account of National Integrity                                                 (22)                    11
                                                               -------------------------------------------

NET ASSETS                                                     $             75,184   $             39,302
                                                               ===========================================

Unit value                                                     $              14.37   $              11.76
                                                               ===========================================

Units outstanding                                                             5,232                  3,342
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                                         NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                                          PUTNAM VT THE
                                                                   PUTNAM VT NEW          GEORGE PUTNAM
                                                                   OPPORTUNITIES         FUND OF BOSTON        FIDELITY BALANCED
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $             11,267   $            163,875   $            251,812

Receivable from (payable to) the general
  account of National Integrity                                                   2                     59                    (74)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $             11,269   $            163,934   $            251,738
                                                               ==================================================================

Unit value                                                     $              12.48   $              11.19   $              11.17
                                                               ==================================================================

Units outstanding                                                               903                 14,650                 22,537
                                                               ==================================================================

                                                                             NON-AFFILIATED
                                                               -------------------------------------------
                                                                                         FRANKLIN GROWTH
                                                                  FRANKLIN INCOME           & INCOME
                                                                    SECURITIES             SECURITIES
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $          1,432,699   $            578,112

Receivable from (payable to) the general
  account of National Integrity                                                 213                    218
                                                               -------------------------------------------

NET ASSETS                                                     $          1,432,912   $            578,330
                                                               ===========================================

Unit value                                                     $              12.61   $              11.87
                                                               ===========================================

Units outstanding                                                           113,633                 48,722
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                                         NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                  FRANKLIN LARGE
                                                                    CAP GROWTH          TEMPLETON FOREIGN       FRANKLIN MUTUAL
                                                                    SECURITIES             SECURITIES          SHARES SECURITIES
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            233,039   $            290,750   $            591,627

Receivable from (payable to) the general
  account of National Integrity                                                  10                    (12)                   236
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $            233,049   $            290,738   $            591,863
                                                               ==================================================================

Unit value                                                     $              11.95   $              12.67   $              12.15
                                                               ==================================================================

Units outstanding                                                            19,502                 22,947                 48,713
                                                               ==================================================================

                                                                             NON-AFFILIATED
                                                               -------------------------------------------
                                                                 TEMPLETON GROWTH         FIDELITY HIGH
                                                                    SECURITIES               INCOME
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            207,768   $            378,957

Receivable from (payable to) the general
  account of National Integrity                                                 (43)                   144
                                                               -------------------------------------------

NET ASSETS                                                     $            207,725   $            379,101
                                                               ===========================================

Unit value                                                     $              12.50   $              11.49
                                                               ===========================================

Units outstanding                                                            16,618                 32,994
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                                         NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                                                                FRANKLIN GROWTH
                                                                  VAN KAMPEN LIT         FRANKLIN INCOME           & INCOME
                                                                     COMSTOCK              SECURITIES             SECURITIES
                                                                  (PINNACLE(TM))         (PINNACLE(TM))         (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            189,155   $         20,671,321   $         10,574,097

Receivable from (payable to) the general
  account of National Integrity                                                  15                   (833)                 4,128
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $            189,170   $         20,670,488   $         10,578,225
                                                               ==================================================================

Unit value                                                     $              12.36   $              12.66   $              11.92
                                                               ==================================================================

Units outstanding                                                            15,305              1,632,740                887,435
                                                               ==================================================================

                                                                             NON-AFFILIATED
                                                               -------------------------------------------
                                                                  FRANKLIN LARGE
                                                                    CAP GROWTH           FRANKLIN MUTUAL
                                                                    SECURITIES          SHARES SECURITIES
                                                                  (PINNACLE(TM))         (PINNACLE(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            148,803   $          1,308,309

Receivable from (payable to) the general
  account of National Integrity                                                 (21)                   314
                                                               -------------------------------------------

NET ASSETS                                                     $            148,782   $          1,308,623
                                                               ===========================================

Unit value                                                     $              11.96   $              12.16
                                                               ===========================================

Units outstanding                                                            12,440                107,617
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                                         NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                 TEMPLETON GROWTH      TEMPLETON FOREIGN        VAN KAMPEN LIT
                                                                    SECURITIES             SECURITIES          EMERGING GROWTH
                                                                  (PINNACLE(TM))         (PINNACLE(TM))         (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            387,897   $            132,022   $             37,104

Receivable from (payable to) the general
  account of National Integrity                                                (150)                   (36)                    10
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $            387,747   $            131,986   $             37,114
                                                               ==================================================================

Unit value                                                     $              12.51   $              12.68   $              11.98
                                                               ==================================================================

Units outstanding                                                            30,995                 10,409                  3,098
                                                               ==================================================================

                                                                             NON-AFFILIATED
                                                               -------------------------------------------
                                                                     PUTNAM VT            PUTNAM VT NEW
                                                                      VOYAGER             OPPORTUNITIES
                                                                  (PINNACLE(TM))         (PINNACLE(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $             77,389   $             82,802

Receivable from (payable to) the general
  account of National Integrity                                                  22                    (18)
                                                               -------------------------------------------

NET ASSETS                                                     $             77,411   $             82,784
                                                               ===========================================

Unit value                                                     $              11.77   $              12.49
                                                               ===========================================

Units outstanding                                                             6,577                  6,628
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                             NON-AFFILIATED
                                                               -------------------------------------------
                                                                                         VAN KAMPEN UIF
                                                                    PUTNAM VT           EMERGING MARKETS
                                                                  GEORGE PUTNAM              EQUITY
                                                                  (PINNACLE(TM))         (PINNACLE(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $             53,873   $            574,158

Receivable from (payable to) the general
  account of National Integrity                                                  10                     75
                                                               -------------------------------------------

NET ASSETS                                                     $             53,883   $            574,233
                                                               ===========================================

Unit value                                                     $              11.20   $              14.39
                                                               ===========================================

Units outstanding                                                             4,811                 39,905
                                                               ===========================================

                                                                                  INITIAL CLASS NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                   VIP EQUITY-                                 VIP III GROWTH &
                                                                      INCOME            VIP II CONTRAFUND           INCOME
                                                                  (PINNACLE(TM))         (PINNACLE(TM))         (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $          6,989,985   $         11,412,704   $          5,845,175

Receivable from (payable to) the general
  account of National Integrity                                                (269)                  (316)                  (179)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $          6,989,716   $         11,412,388   $          5,844,996
                                                               ==================================================================

Unit value                                                     $              12.72   $              14.07   $              12.20
                                                               ==================================================================

Units outstanding                                                           549,506                811,115                479,098
                                                               ==================================================================

SEE ACCOMPANYING NOTES.

                                                                   INITIAL CLASS      INSTITUTIONAL SHARES
                                                                  NON-AFFILIATED         NON-AFFILIATED
                                                               --------------------   --------------------
                                                                                          JANUS ASPEN
                                                                  VIP III GROWTH           WORLDWIDE
                                                                   OPPORTUNITY               GROWTH
                                                                  (PINNACLE(TM))         (PINNACLE(TM))
                                                                     DIVISION               DIVISION
                                                               --------------------   --------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $          3,031,056   $          8,276,931

Receivable from (payable to) the general
  account of National Integrity                                                 357                 (2,072)
                                                               --------------------   --------------------

NET ASSETS                                                     $          3,031,413   $          8,274,859
                                                               ====================   ====================

Unit value                                                     $               9.19   $              11.72
                                                               ====================   ====================

Units outstanding                                                           329,860                706,046
                                                               ====================   ====================

                                                                                        SERVICE CLASS NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                                                                 MFS EMERGING
                                                                    VIP GROWTH          VIP III MID CAP             GROWTH
                                                                  (PINNACLE(TM))         (PINNACLE(TM))         (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $          3,426,612   $          7,732,277   $            761,447

Receivable from (payable to) the general
  account of National Integrity                                                (401)                  (109)                  (557)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $          3,426,211   $          7,732,168   $            760,890
                                                               ==================================================================

Unit value                                                     $               7.85   $              20.26   $               5.18
                                                               ==================================================================

Units outstanding                                                           436,460                381,647                146,890
                                                               ==================================================================

SEE ACCOMPANYING NOTES.

                                                                                  SERVICE CLASS NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                   MFS EMERGING          MFS INVESTORS          MFS INVESTORS
                                                                      GROWTH                 TRUST                  TRUST
                                                                (PINNACLE IV(TM))        (PINNACLE(TM))       (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            306,522   $            861,410   $            138,508

Receivable from (payable to) the general
  account of National Integrity                                                 (54)                   543                     46
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $            306,468   $            861,953   $            138,554
                                                               ==================================================================

Unit value                                                     $               9.52   $               7.51   $               9.83
                                                               ==================================================================

Units outstanding                                                            32,192                114,774                 14,095
                                                               ==================================================================

                                                                      SERVICE CLASS NON-AFFILIATED
                                                               -------------------------------------------
                                                                    MFS MID CAP            MFS MID CAP
                                                                      GROWTH                 GROWTH
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $          1,278,477   $          1,003,564

Receivable from (payable to) the general
  account of National Integrity                                                (707)                    81
                                                               -------------------------------------------

NET ASSETS                                                     $          1,277,770   $          1,003,645
                                                               ===========================================

Unit value                                                     $               6.21   $               8.89
                                                               ===========================================

Units outstanding                                                           205,760                112,896
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                                  SERVICE CLASS NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                     MFS NEW                MFS NEW              MFS CAPITAL
                                                                    DISCOVERY              DISCOVERY            OPPORTUNITIES
                                                                  (PINNACLE(TM))       (PINNACLE IV(TM))        (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $          1,080,522   $            190,949   $            746,798

Receivable from (payable to) the general
  account of National Integrity                                                 366                    (45)                  (533)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $          1,080,888   $            190,904   $            746,265
                                                               ==================================================================

Unit value                                                     $               8.59   $               9.80   $               6.41
                                                               ==================================================================

Units outstanding                                                           125,831                 19,480                116,422
                                                               ==================================================================

                                                                      SERVICE CLASS NON-AFFILIATED
                                                               -------------------------------------------
                                                                    MFS CAPITAL           MFS INVESTORS
                                                                   OPPORTUNITIES          GROWTH STOCK
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $             57,626   $             38,571

Receivable from (payable to) the general
  account of National Integrity                                                  21                     (4)
                                                               -------------------------------------------

NET ASSETS                                                     $             57,647   $             38,567
                                                               ===========================================

Unit value                                                     $               9.56   $               9.37
                                                               ===========================================

Units outstanding                                                             6,030                  4,116
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                                                                SERVICE CLASS
                                                                       SERVICE CLASS NON-AFFILIATED               AFFILIATED
                                                               -------------------------------------------   --------------------
                                                                                                               TOUCHSTONE MONEY
                                                                   MFS RESEARCH         MFS TOTAL RETURN            MARKET
                                                                (PINNACLE IV(TM))      (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               -------------------------------------------   --------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $             80,237   $          1,233,794   $          4,225,347

Receivable from (payable to) the general
  account of National Integrity                                                   2                   (120)                  (166)
                                                               -------------------------------------------   --------------------

NET ASSETS                                                     $             80,239   $          1,233,674   $          4,225,181
                                                               ===========================================   ====================

Unit value                                                     $               9.82   $              10.86   $               9.96
                                                               ===========================================   ====================

Units outstanding                                                             8,171                113,598                424,215
                                                               ===========================================   ====================

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                               -------------------------------------------
                                                                                           VIP EQUITY-
                                                                  VIP CONTRAFUND             INCOME
                                                                (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                               $          1,879,902   $          1,493,214

Receivable from (payable to) the general
  account of National Integrity                                                  146                    (13)
                                                               -------------------------------------------

NET ASSETS                                                      $          1,880,048   $          1,493,201
                                                               ===========================================

Unit value                                                      $              11.58   $              10.94
                                                               ===========================================

Units outstanding                                                            162,353                136,490
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE CLASS 2 NON-AFFILIATED
                                                               -------------------------------------------
                                                                   VIP GROWTH &
                                                                      INCOME               VIP GROWTH
                                                                (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $          1,484,047   $          1,172,685

Receivable from (payable to) the general
  account of National Integrity                                                 112                   (123)
                                                               -------------------------------------------

NET ASSETS                                                     $          1,484,159   $          1,172,562
                                                               ===========================================

Unit value                                                     $              10.61   $               9.65
                                                               ===========================================

Units outstanding                                                           139,883                121,509
                                                               ===========================================

                                                                      SERVICE CLASS 2 NON-AFFILIATED
                                                               -------------------------------------------
                                                                    VIP GROWTH
                                                                  OPPORTUNITIES           VIP MID CAP
                                                                (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $             99,968   $            795,982

Receivable from (payable to) the general
  account of National Integrity                                                  38                   (210)
                                                               -------------------------------------------

NET ASSETS                                                     $            100,006   $            795,772
                                                               ===========================================

Unit value                                                     $              10.40   $              12.35
                                                               ===========================================

Units outstanding                                                             9,616                 64,435
                                                               ===========================================

                                                                  SERVICE SHARES
                                                                  NON-AFFILIATED
                                                               --------------------
                                                                  JANUS ASPEN MID
                                                                    CAP GROWTH
                                                                  (PINNACLE(TM))
                                                                     DIVISION
                                                               --------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            724,979

Receivable from (payable to) the general
  account of National Integrity                                                 777
                                                               --------------------

NET ASSETS                                                     $            725,756
                                                               ====================

Unit value                                                     $               4.32
                                                               ====================

Units outstanding                                                           167,999
                                                               ====================

SEE ACCOMPANYING NOTES.

                                                                                 SERVICE SHARES NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                 JANUS ASPEN MID          JANUS ASPEN            JANUS ASPEN
                                                                    CAP GROWTH               GROWTH                 GROWTH
                                                                (PINNACLE IV(TM))        (PINNACLE(TM))       (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $             98,498   $            585,511   $             71,919

Receivable from (payable to) the general
  account of National Integrity                                                  27                    (57)                     1
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $             98,525   $            585,454   $             71,920
                                                               ==================================================================

Unit value                                                     $              10.90   $               6.10   $              10.00
                                                               ==================================================================

Units outstanding                                                             9,039                 95,976                  7,192
                                                               ==================================================================

                                                                       SERVICE SHARES NON-AFFILIATED
                                                               -------------------------------------------
                                                                   JANUS ASPEN            JANUS ASPEN
                                                                  INTERNATIONAL            WORLDWIDE
                                                                      GROWTH                 GROWTH
                                                                (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $              5,836   $            122,087

Receivable from (payable to) the general
  account of National Integrity                                                  (4)                    44
                                                               -------------------------------------------

NET ASSETS                                                     $              5,832   $            122,131
                                                               ===========================================

Unit value                                                     $              10.49   $               9.66
                                                               ===========================================

Units outstanding                                                               556                 12,643
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                              CLASS 1B SHARES NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                                                                 PUTNAM VT
                                                                    PUTNAM VT              PUTNAM VT            INTERNATIONAL
                                                                 GROWTH & INCOME        GROWTH & INCOME             EQUITY
                                                                 (PINNACLE(TM))        (PINNACLE IV(TM))        (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            487,273   $            458,946   $            955,464

Receivable from (payable to) the general
  account of National Integrity                                                (137)                   215                    361
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $            487,136   $            459,161   $            955,825
                                                               ==================================================================

Unit value                                                     $              10.68   $              10.58   $               9.98
                                                               ==================================================================

Units outstanding                                                            45,612                 43,399                 95,774
                                                               ==================================================================

                                                                      CLASS 1B SHARES NON-AFFILIATED
                                                               -------------------------------------------
                                                                   PUTNAM VT
                                                                  INTERNATIONAL         PUTNAM VT SMALL
                                                                      EQUITY               CAP VALUE
                                                                (PINNACLE IV(TM))        (PINNACLE(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $176,525,650)                              $            188,850   $          1,888,044

Receivable from (payable to) the general
  account of National Integrity                                                 (38)                   574
                                                               -------------------------------------------

NET ASSETS                                                     $            188,812   $          1,888,618
                                                               ===========================================

Unit value                                                     $              10.98   $              12.04
                                                               ===========================================

Units outstanding                                                            17,196                156,862
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                                   CLASS 1B SHARES NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                 PUTNAM VT SMALL           PUTNAM VT              PUTNAM VT
                                                                    CAP VALUE           DISCOVERY GROWTH       DISCOVERY GROWTH
                                                                (PINNACLE IV(TM))        (PINNACLE(TM))       (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $176,525,650)                             $            742,382   $            148,121   $             26,893

Receivable from (payable to) the general
  account of National Integrity                                                (108)                    21                     (6)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $            742,274   $            148,142   $             26,887
                                                               ==================================================================

Unit value                                                     $              12.37   $              10.69   $              10.01
                                                               ==================================================================

Units outstanding                                                            60,006                 13,858                  2,686
                                                               ==================================================================

                                                                          CLASS A NON-AFFILIATED
                                                               -------------------------------------------
                                                                   SCUDDER EAFE           SCUDDER EAFE
                                                                   EQUITY INDEX           EQUITY INDEX
                                                                  (PINNACLE(TM))       (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $176,525,650)                             $          1,218,628   $             48,856

Receivable from (payable to) the general
  account of National Integrity                                                 365                      7
                                                               -------------------------------------------

NET ASSETS                                                     $          1,218,993   $             48,863
                                                               ===========================================

Unit value                                                     $               9.28   $              11.03
                                                               ===========================================

Units outstanding                                                           131,357                  4,430
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                                     CLASS A NON-AFFILIATED
                                                               ------------------------------------------------------------------
                                                                  SCUDDER EQUITY         SCUDDER EQUITY       SCUDDER SMALL CAP
                                                                    500 INDEX              500 INDEX                INDEX
                                                                  (PINNACLE(TM))       (PINNACLE IV(TM))        (PINNACLE(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                               ------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $176,525,650)                             $         10,346,343   $            629,347   $          4,184,671

Receivable from (payable to) the general
  account of National Integrity                                                (946)                  (222)                (1,294)
                                                               ------------------------------------------------------------------

NET ASSETS                                                     $         10,345,397   $            629,125   $          4,183,377
                                                               ==================================================================

Unit value                                                     $              11.70   $              10.25   $              12.17
                                                               ==================================================================

Units outstanding                                                           884,222                 61,378                343,745
                                                               ==================================================================

                                                                                            CLASS B
                                                              CLASS A NON-AFFILIATED    NON-AFFILIATED
                                                              ----------------------  --------------------
                                                                SCUDDER SMALL CAP         SCUDDER EAFE
                                                                      INDEX               EQUITY INDEX
                                                                (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               ---------------------  --------------------
ASSETS
Investments, at value
  (aggregate cost of $176,525,650)                             $             80,548   $             91,264

Receivable from (payable to) the general
  account of National Integrity                                                  (9)                    46
                                                               -------------------------------------------

NET ASSETS                                                     $             80,539   $             91,310
                                                               ===========================================

Unit value                                                     $              12.01   $              10.20
                                                               ===========================================

Units outstanding                                                             6,706                  8,952
                                                               ===========================================

SEE ACCOMPANYING NOTES.

                                                                          CLASS B NON-AFFILIATED
                                                               -------------------------------------------
                                                                  SCUDDER EQUITY        SCUDDER SMALL CAP
                                                                    500 INDEX                INDEX
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               -------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $176,525,650)                             $          1,607,393   $            429,723

Receivable from (payable to) the general
  account of National Integrity                                                 (53)                   150
                                                               --------------------   --------------------

NET ASSETS                                                     $          1,607,340   $            429,873
                                                               ====================   ====================

Unit value                                                     $              10.52   $              10.96
                                                               ====================   ====================

Units outstanding                                                           152,789                 39,222
                                                               ====================   ====================

SEE ACCOMPANYING NOTES.

        Separate Account II of National Integrity Life Insurance Company

                            Statement of Operations

                         Periods Ended December 31, 2003

                                                                                        GABELLI LARGE CAP       GABELLI LARGE CAP
                                                                                              VALUE                   VALUE
                                                                                          (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                                             DIVISION                DIVISION
                                                                      TOTAL                -APRIL 28**-            -APRIL 28**-
                                                               ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $          3,759,341    $              7,439    $              1,653

EXPENSES
  Mortality and expense risk and
    administrative charges                                                2,401,287                   7,368                   1,500
                                                               ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                              1,358,054                      71                     153

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                   (12,910,130)                (27,248)                 (6,039)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
         Beginning of period                                            (22,918,282)               (110,177)                (24,385)
         End of period                                                   24,202,062                       -                       -
                                                               ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                   47,120,344                 110,177                  24,385
                                                               ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                  34,210,214                  82,929                  18,346
                                                               ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $         35,568,268    $             83,000    $             18,499
                                                               ====================================================================

                                                                 TOUCHSTONE LARGE        TOUCHSTONE LARGE
                                                                    CAP GROWTH              CAP GROWTH
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              4,387    $                402

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   50,137                   3,127
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (45,750)                 (2,725)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                      (714,607)                 (1,178)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
         Beginning of period                                             (1,466,844)                (11,401)
         End of period                                                      278,358                  55,729
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                    1,745,202                  67,130
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                   1,030,595                  65,952
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            984,845    $             63,227
                                                               ============================================

                                                                 TOUCHSTONE THIRD        TOUCHSTONE THIRD
                                                                   AVENUE VALUE            AVENUE VALUE
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $             30,827    $              6,575

EXPENSES
  Mortality and expense risk and
    administrative charges                                                  117,792                  30,810
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (86,965)                (24,235)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        47,143                  (9,435)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
         Beginning of period                                             (1,485,022)               (125,708)
         End of period                                                    1,527,213                 686,665
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                    3,012,235                 812,373
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                   3,059,378                 802,938
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $          2,972,413    $            778,703
                                                               ============================================

SEE ACCOMPANYING NOTES.

* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                 TOUCHSTONE BARON        TOUCHSTONE BARON           TOUCHSTONE
                                                                 SMALL CAP VALUE         SMALL CAP VALUE             BALANCED
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -    $              1,023

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   45,709                   6,774                     990
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (45,709)                 (6,774)                     33

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       (71,194)                 (1,458)                    389
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                (391,951)                (19,587)                      -
        End of period                                                       696,298                 125,197                  15,911
                                                               --------------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) during the period                                        1,088,249                 144,784                  15,911
                                                               --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                   1,017,055                 143,326                  16,300
                                                               --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            971,346    $            136,552    $             16,333
                                                               ====================================================================

                                                                    TOUCHSTONE           TOUCHSTONE CORE
                                                                     BALANCED                  BOND
                                                                  (PINNACLE(TM))         (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              2,005    $             19,174

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    3,353                   4,597
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (1,348)                 14,577

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                         6,982                  (4,004)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                  13,187                 (10,690)
        End of period                                                        33,656                 (16,788)
                                                               --------------------------------------------
Change in net unrealized appreciation
  (depreciation) during the period                                           20,469                  (6,098)
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      27,451                 (10,102)
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             26,103    $              4,475
                                                               ============================================

                                                                TOUCHSTONE CORE            TOUCHSTONE
                                                                     BOND                EMERGING GROWTH
                                                                (PINNACLE(TM))          (PINNACLE IV(TM))
                                                                   DIVISION                 DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $             84,034    $                478

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   14,524                     328
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 69,510                     150

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       (23,947)                    467
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                 (48,282)                 (1,416)
        End of period                                                       (63,214)                  5,593
                                                               --------------------------------------------
Change in net unrealized appreciation
  (depreciation) during the period                                          (14,932)                  7,009
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     (38,879)                  7,476
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             30,631    $              7,626
                                                               ============================================

SEE ACCOMPANYING NOTES.

* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                            TOUCHSTONE              TOUCHSTONE
                                                                    TOUCHSTONE               ENHANCED                ENHANCED
                                                                 EMERGING GROWTH           DIVIDEND 30             DIVIDEND 30
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              1,052    $                102    $                143

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      469                      91                      80
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    583                      11                      63

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                         4,106                      76                     963
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                    (239)                    (67)                   (136)
        End of period                                                         5,126                   1,844                     863
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                        5,365                   1,911                     999
                                                               --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                       9,471                   1,987                   1,962
                                                               --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             10,054    $              1,998    $              2,025
                                                               ====================================================================

                                                                    TOUCHSTONE              TOUCHSTONE
                                                                 GROWTH & INCOME         GROWTH & INCOME
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $             20,754    $             17,405

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    1,718                   3,170
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 19,036                  14,235

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        13,663                     398
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                    (124)                 (1,034)
        End of period                                                        11,998                  52,146
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       12,122                  53,180
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      25,785                  53,578
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             44,821    $             67,813
                                                               ============================================

                                                                    TOUCHSTONE              TOUCHSTONE
                                                                   GROWTH/VALUE            GROWTH/VALUE
                                                                  (PINNACLE(TM))         (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 28**-            -APRIL 28**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                        1                      88
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (1)                    (88)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                           278                   1,514
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                    (110)
        End of period                                                             -                       -
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                            -                     110
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                         278                   1,624
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $                277    $              1,536
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                                                    TOUCHSTONE
                                                                                                                  INTERNATIONAL
                                                                 TOUCHSTONE HIGH         TOUCHSTONE HIGH              EQUITY
                                                                      YIELD                   YIELD             (PINNACLE IV(TM))
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))             DIVISION
                                                                     DIVISION                DIVISION              -JULY 25**-
                                                               ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $             93,111    $            499,150    $                 19

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    7,769                  74,654                       4
                                                               ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 85,342                 424,496                      15

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                         8,122                 217,754                      57
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                 (11,710)               (259,847)                      -
        End of period                                                       (17,315)                175,208                       -
                                                               ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       (5,605)                435,055                       -
                                                               ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                       2,517                 652,809                      57
                                                               ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             87,859    $          1,077,305    $                 72
                                                               ====================================================================

                                                                    TOUCHSTONE
                                                                  INTERNATIONAL          TOUCHSTONE LARGE
                                                                      EQUITY                CAP GROWTH
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -JULY 25**-             -APRIL 28**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                181    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      276                      22
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    (95)                    (22)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        (3,063)                    738
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                    (927)                      -
        End of period                                                             -                       -
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                          927                       -
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      (2,136)                    738
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             (2,231)   $                716
                                                               ============================================

                                                                 TOUCHSTONE MONEY        TOUCHSTONE MONEY
                                                                      MARKET                  MARKET
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              3,461    $             84,806

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    5,055                 129,850
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (1,594)                (45,044)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                             -                       -
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       1
        End of period                                                             -                       1
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                            -                       -
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                           -                       -
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             (1,594)   $            (45,044)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                 TOUCHSTONE SMALL
                                                                    CAP VALUE            TOUCHSTONE VALUE        TOUCHSTONE VALUE
                                                                  (PINNACLE(TM))               PLUS                    PLUS
                                                                     DIVISION            (PINNACLE IV(TM)         (PINNACLE(TM)
                                                                   -APRIL 28**-              DIVISION                DIVISION
                                                               ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $              4,084    $             11,372

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      633                   5,546                  17,414
                                                               ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (633)                 (1,462)                 (6,042)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                            31                   7,520                  61,898
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                    (667)                      -                     (22)
        End of period                                                             -                 115,061                 371,389
                                                               ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                          667                 115,061                 371,411
                                                               ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                         698                 122,581                 433,309
                                                               ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $                 65    $            121,119    $            427,267
                                                               ====================================================================

                                                                     JPM BOND                JPM BOND
                                                                  (PINNACLE(TM))         (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $            615,181    $             96,882

EXPENSES
  Mortality and expense risk and
    administrative charges                                                  150,122                  29,166
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                465,059                  67,716

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       223,785                  27,442
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                 581,826                  52,676
        End of period                                                       122,185                   3,727
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                     (459,641)                (48,949)
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                    (235,856)                (21,507)
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            229,203    $             46,209
                                                               ============================================

                                                                JPM INTERNATIONAL       JPM INTERNATIONAL
                                                                  OPPORTUNITIES           OPPORTUNITIES
                                                                 (PINNACLE(TM))         (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              3,554    $                350

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    6,518                     769
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (2,964)                   (419)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        41,645                   8,519
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                  29,834                    (906)
        End of period                                                       100,532                  10,859
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       70,698                  11,765
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     112,343                  20,284
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            109,379    $             19,865
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                          VAN KAMPEN UIF          VAN KAMPEN UIF
                                                                   JPM MID CAP           EMERGING MARKETS        EMERGING MARKETS
                                                                      VALUE                    DEBT                    DEBT
                                                                 (PINNACLE IV(TM))        (PINNACLE(TM))         (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                479    $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    3,695                  12,647                   1,423
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (3,216)                (12,647)                 (1,423)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                         4,045                  30,939                   5,722
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                      42                 (13,319)                   (240)
        End of period                                                        73,624                 170,842                  13,044
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       73,582                 184,161                  13,284
                                                               --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      77,627                 215,100                  19,006
                                                               --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             74,411    $            202,453    $             17,583
                                                               ====================================================================

                                                                  VAN KAMPEN UIF          VAN KAMPEN UIF
                                                                 U.S. REAL ESTATE        U.S. REAL ESTATE
                                                                  (PINNACLE(TM))         (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   31,954                   5,402
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (31,954)                 (5,402)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        42,364                   7,135
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                (181,561)                (10,539)
        End of period                                                       518,983                 108,323
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      700,544                 118,862
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     742,908                 125,997
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            710,954    $            120,595
                                                               ============================================

                                                                    VAN KAMPEN              VAN KAMPEN
                                                                   BANDWIDTH &             BANDWIDTH &
                                                                TELECOMMUNICATION       TELECOMMUNICATION
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                        3                     101
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (3)                   (101)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        (1,060)                 (7,155)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                  (1,095)                 (8,224)
        End of period                                                             -                       -
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                        1,095                   8,224
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                          35                   1,069
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $                 32    $                968
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                    VAN KAMPEN              VAN KAMPEN
                                                                 BIOTECHNOLOGY &         BIOTECHNOLOGY &            VAN KAMPEN
                                                                  PHARMACEUTICAL          PHARMACEUTICAL             INTERNET
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      766                     215                     166
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (766)                   (215)                   (166)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain (loss) on sales                                          15,997                   5,066                  12,572
    of investments
  Net unrealized appreciation
    (depreciation) of investments:
      Beginning of period                                                    (8,422)                 (2,161)                      -
      End of period                                                               -                       -                       -
                                                               --------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                                          8,422                   2,161                       -
                                                               --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      24,419                   7,227                  12,572
                                                               --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             23,653    $              7,012    $             12,406
                                                               ====================================================================

                                                                                          VAN KAMPEN MS
                                                                    VAN KAMPEN             HIGH-TECH 35
                                                                     INTERNET                 INDEX
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                        8                     153
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                     (8)                   (153)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain (loss) on sales                                             159                    (265)
    of investments
  Net unrealized appreciation
    (depreciation) of investments:
      Beginning of period                                                         -                  (3,039)
      End of period                                                               -                       -
                                                               --------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                   3,039
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                         159                   2,774
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $                151    $              2,621
                                                               ============================================

                                                                  VAN KAMPEN MS           VAN KAMPEN MS
                                                                U.S. MULTINATIONAL      U.S. MULTINATIONAL
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      140                      34
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (140)                    (34)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain (loss) on sales                                         (16,086)                    145
    of investments
  Net unrealized appreciation
    (depreciation) of investments:
      Beginning of period                                                   (17,476)                     (3)
      End of period                                                               -                       -
                                                               --------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                                         17,476                       3
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                       1,390                     148
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $              1,250    $                114
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                                                  VAN KAMPEN UIF
                                                                  VAN KAMPEN LIT          VAN KAMPEN LIT         EMERGING MARKETS
                                                                     COMSTOCK            EMERGING GROWTH              EQUITY
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      950                       5                      75
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (950)                     (5)                    (75)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                            59                       1                       3
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       -                       -
        End of period                                                        22,370                      49                   3,769
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       22,370                      49                   3,769
                                                               --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      22,429                      50                   3,772
                                                               --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             21,479    $                 45    $              3,697
                                                               ====================================================================

                                                                    PUTNAM VT             PUTNAM VT NEW
                                                                     VOYAGER              OPPORTUNITIES
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      135                      18
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (135)                    (18)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                             8                       -
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       -
        End of period                                                         2,455                     257
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                        2,455                     257
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                       2,463                     257
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $              2,328    $                239
                                                               ============================================

                                                                  PUTNAM VT THE
                                                                  GEORGE PUTNAM
                                                                  FUND OF BOSTON        FIDELITY BALANCED
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-              -MAY 1*-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      860                     972
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (860)                   (972)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                         2,848                      76
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       -
        End of period                                                         8,198                   9,368
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                        8,198                   9,368
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      11,046                   9,444
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             10,186    $              8,472
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                         FRANKLIN GROWTH          FRANKLIN LARGE
                                                                 FRANKLIN INCOME             & INCOME               CAP GROWTH
                                                                    SECURITIES              SECURITIES              SECURITIES
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $             31,331    $             10,308    $                123

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    9,843                   4,845                   1,002
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 21,488                   5,463                    (879)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                         8,180                    (340)                     96
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       -                       -
        End of period                                                       161,931                  78,988                  18,573
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      161,931                  78,988                  18,573
                                                               --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     170,111                  78,648                  18,669
                                                               --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            191,599    $             84,111    $             17,790
                                                               ====================================================================

                                                                    TEMPLETON            FRANKLIN MUTUAL
                                                                FOREIGN SECURITIES      SHARES SECURITIES
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                217    $              3,397

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      896                   4,614
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (679)                 (1,217)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                           428                   3,871
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       -
        End of period                                                        26,747                  74,820
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       26,747                  74,820
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      27,175                  78,691
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             26,496    $             77,474
                                                               ============================================

                                                                 TEMPLETON GROWTH         FIDELITY HIGH
                                                                    SECURITIES                INCOME
                                                                 (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-              -MAY 1*-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                 27                     $ -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      611                   1,317
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (584)                 (1,317)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                            66                     691
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       -
        End of period                                                        18,803                  16,304
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       18,803                  16,304
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      18,869                  16,995
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             18,285    $             15,678
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                                                 FRANKLIN GROWTH
                                                                  VAN KAMPEN LIT         FRANKLIN INCOME             & INCOME
                                                                     COMSTOCK               SECURITIES              SECURITIES
                                                                  (PINNACLE(TM))          (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $            983,986    $            344,970

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      456                 243,888                 127,564
                                                               --------------------    --------------------    --------------------
NET INVESTMENT INCOME (LOSS)                                                   (456)                740,098                 217,406

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                           175                 256,084                 524,906
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       -                       -
        End of period                                                        15,440               3,644,083               1,795,123
                                                               --------------------    --------------------    --------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       15,440               3,644,083               1,795,123
                                                               --------------------    --------------------    --------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      15,615               3,900,167               2,320,029
                                                               --------------------    --------------------    --------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             15,159    $          4,640,265    $          2,537,435
                                                               ====================    ====================    ====================

                                                                  FRANKLIN LARGE
                                                                    CAP GROWTH           FRANKLIN MUTUAL
                                                                    SECURITIES          SHARES SECURITIES
                                                                  (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                163    $             10,131

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      524                  13,078
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (361)                 (2,947)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                         2,752                  10,356
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       -
        End of period                                                         9,598                 207,832
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                        9,598                 207,832
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      12,350                 218,188
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             11,989    $            215,241
                                                               ============================================

                                                                 TEMPLETON GROWTH          FIDELITY VIP
                                                                    SECURITIES             MONEY MARKET
                                                                  (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JULY 25**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              3,126    $            123,891

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    2,199                 160,481
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    927                 (36,590)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                         1,640                       -
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       -
        End of period                                                        61,499                       -
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       61,499                       -
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      63,139                       -
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             64,066    $            (36,590)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                     TEMPLETON            VAN KAMPEN LIT            PUTNAM VT
                                                                FOREIGN SECURITIES       EMERGING GROWTH             VOYAGER
                                                                  (PINNACLE(TM))          (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                252    $                  -    $                 81

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      246                      96                     552
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                      6                     (96)                   (471)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                         1,457                     170                   2,177
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       -                       -
        End of period                                                         5,883                     571                   6,482
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                        5,883                     571                   6,482
                                                               --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                       7,340                     741                   8,659
                                                               --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $              7,346    $                645    $              8,188
                                                               ====================================================================

                                                                  PUTNAM VT NEW             PUTNAM VT
                                                                  OPPORTUNITIES           GEORGE PUTNAM
                                                                 (PINNACLE(TM))           (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                732

EXPENSES
  Mortality and expense risk and
    administrative charges                                                       88                     586
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                    (88)                    146

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                             2                   1,729
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -                       -
        End of period                                                         1,988                   4,532
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                        1,988                   4,532
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                       1,990                   6,261
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $              1,902    $              6,407
                                                               ============================================

                                                                                          INITIAL CLASS
                                                                                       --------------------
                                                                  VAN KAMPEN UIF
                                                                 EMERGING MARKETS
                                                                      EQUITY               VIP EQUITY-
                                                                  (PINNACLE(TM))              INCOME
                                                                     DIVISION             (PINNACLE(TM))
                                                                   -JANUARY 6*-              DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $            114,786

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    1,742                  80,902
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (1,742)                 33,884

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        35,636                (308,887)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                       -              (1,821,565)
        End of period                                                        29,842                 (32,806)
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       29,842               1,788,759
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      65,478               1,479,872
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             63,736    $          1,513,756
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                          INITIAL CLASS
                                                               --------------------------------------------------------------------
                                                                                         VIP III GROWTH &         VIP III GROWTH
                                                                VIP II CONTRAFUND             INCOME               OPPORTUNITY
                                                                  (PINNACLE(TM))          (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $             52,579    $             63,272    $             17,573

EXPENSES
  Mortality and expense risk and
    administrative charges                                                  137,491                  71,838                  29,466
                                                               --------------------    --------------------    --------------------
NET INVESTMENT INCOME (LOSS)                                                (84,912)                 (8,566)                (11,893)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                    (1,003,390)                (71,053)                    277
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                              (1,235,414)               (461,755)               (139,047)
        End of period                                                     2,221,182                 655,545                 409,310
                                                               --------------------    --------------------    --------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                    3,456,596               1,117,300                 548,357
                                                               --------------------    --------------------    --------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                   2,453,206               1,046,247                 548,634
                                                               --------------------    --------------------    --------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $          2,368,294    $          1,037,681    $            536,741
                                                               ====================    ====================    ====================

                                                                            INSTITUTIONAL SHARES
                                                               --------------------------------------------
                                                                                           JANUS ASPEN
                                                                   JANUS ASPEN               CAPITAL
                                                                     BALANCED              APPRECIATION
                                                                  (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                                  -JANUARY 17**-          -JANUARY 17**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   12,301                   7,170
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (12,301)                 (7,170)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                    (3,615,376)             (5,459,442)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                              (3,714,258)             (5,739,097)
        End of period                                                             -                       -
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                    3,714,258               5,739,097
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      98,882                 279,655
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             86,581    $            272,485
                                                               ============================================

                                                                            INSTITUTIONAL SHARES
                                                               --------------------------------------------
                                                                   JANUS ASPEN             JANUS ASPEN
                                                                   MONEY MARKET             WORLDWIDE
                                                                  (PINNACLE(TM))             GROWTH
                                                                     DIVISION             (PINNACLE(TM))
                                                                  -JANUARY 17**-             DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $             10,009    $             85,626

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   12,306                  99,313
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (2,297)                (13,687)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                          (531)             (1,257,783)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                      26              (1,899,540)
        End of period                                                             -                 920,168
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                          (26)              2,819,708
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                        (557)              1,561,925
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             (2,854)   $          1,548,238
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                          SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                                                                   MFS EMERGING
                                                                    VIP GROWTH           VIP III MID CAP              GROWTH
                                                                  (PINNACLE(TM))         (PINNACLE(TM))           (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              5,541    $             20,025    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   40,189                  85,711                   9,339
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (34,648)                (65,686)                 (9,339)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       (65,847)                (59,586)                (96,907)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                (371,929)                 28,519                (303,551)
        End of period                                                       529,656               2,163,715                 (26,302)
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      901,585               2,135,196                 277,249
                                                               --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     835,738               2,075,610                 180,342
                                                               --------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            801,090    $          2,009,924    $            171,003
                                                               ====================================================================

                                                                               SERVICE CLASS
                                                               --------------------------------------------
                                                                   MFS EMERGING           MFS INVESTORS
                                                                      GROWTH                  TRUST
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $               -       $              3,321

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    2,226                  10,273
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (2,226)                 (6,952)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                         9,213                  (7,563)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                    (622)                (24,186)
        End of period                                                        27,548                 129,693
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       28,170                 153,879
                                                               --------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      37,383                 146,316
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             35,157    $            139,364
                                                               ============================================

                                                                               SERVICE CLASS
                                                               --------------------------------------------
                                                                  MFS INVESTORS            MFS MID CAP
                                                                      TRUST                   GROWTH
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                457    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    1,550                  11,328
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (1,093)                (11,328)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                          (143)               (104,971)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                  (3,074)               (205,639)
        End of period                                                        19,556                 136,879
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       22,630                 342,518
                                                               --------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      22,487                 237,547
                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             21,394    $            226,219
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                          SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                   MFS MID CAP               MFS NEW                 MFS NEW
                                                                      GROWTH                DISCOVERY               DISCOVERY
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    9,174                  10,881                     975
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (9,174)                (10,881)                   (975)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       (11,236)                 43,830                   7,632
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                 (43,174)                (48,382)                 (2,449)
        End of period                                                       162,075                 136,815                   9,451
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      205,249                 185,197                  11,900
                                                               --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     194,013                 229,027                  19,532
                                                               --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            184,839    $            218,146    $             18,557
                                                               ====================================================================

                                                                               SERVICE CLASS
                                                               --------------------------------------------
                                                                   MFS CAPITAL             MFS CAPITAL
                                                                  OPPORTUNITIES           OPPORTUNITIES
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    9,026                     534
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (9,026)                   (534)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       (14,759)                   (330)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                 (86,829)                 (1,635)
        End of period                                                        87,262                   8,932
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      174,091                  10,567
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     159,332                  10,237
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            150,306    $              9,703
                                                               ============================================

                                                                               SERVICE CLASS
                                                               --------------------------------------------
                                                                  MFS INVESTORS
                                                                   GROWTH STOCK            MFS RESEARCH
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                 16

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      405                     443
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (405)                   (427)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                           (17)                   (165)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                    (793)                 (1,109)
        End of period                                                         4,922                   7,449
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                        5,715                   8,558
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                       5,698                   8,393
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $              5,293    $              7,966
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                              SERVICE CLASS                       SERVICE CLASS 2
                                                               --------------------------------------------    --------------------
                                                                                         TOUCHSTONE MONEY
                                                                    MFS TOTAL                 MARKET
                                                                      RETURN            (PINNACLE IV(TM))         VIP CONTRAFUND
                                                                (PINNACLE IV(TM))            DIVISION           (PINNACLE IV(TM))
                                                                     DIVISION               -JULY 14*-               DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              8,229    $             10,516    $              1,153

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    9,746                  23,870                  12,700
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (1,517)                (13,354)                (11,547)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        (1,207)                      -                     975
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                  (4,936)                      -                  (6,052)
        End of period                                                       106,752                       -                 252,467
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      111,688                       -                 258,519
                                                               --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     110,481                       -                 259,494
                                                               --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            108,964    $            (13,354)   $            247,947
                                                               ====================================================================

                                                                               SERVICE CLASS 2
                                                               --------------------------------------------
                                                                   VIP EQUITY-             VIP GROWTH &
                                                                      INCOME                  INCOME
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $             10,437    $              5,616

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   13,211                  12,494
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (2,774)                 (6,878)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       (10,571)                 (3,034)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                 (38,007)                (26,524)
        End of period                                                       237,135                 150,712
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      275,142                 177,236
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     264,571                 174,202
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            261,797    $            167,324
                                                               ============================================

                                                                               SERVICE CLASS 2
                                                               --------------------------------------------
                                                                                            VIP GROWTH
                                                                    VIP GROWTH            OPPORTUNITIES
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                379    $                205

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    8,514                     853
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (8,135)                   (648)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                         4,528                     (76)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                 (11,224)                 (5,905)
        End of period                                                       157,681                   9,965
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      168,905                  15,870
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     173,433                  15,794
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            165,298    $             15,146
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                            SERVICE CLASS 2                       SERVICE SHARES
                                                               --------------------------------------------    --------------------
                                                                                            VIP MONEY
                                                                                              MARKET             JANUS ASPEN MID
                                                                   VIP MID CAP           (PINNACLE IV(TM))          CAP GROWTH
                                                                (PINNACLE IV(TM))            DIVISION            (PINNACLE(TM))
                                                                     DIVISION              -JULY 25**-               DIVISION
                                                               --------------------------------------------    --------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                576    $             14,286    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    5,609                  25,854                   9,181
                                                               --------------------------------------------    --------------------
NET INVESTMENT INCOME (LOSS)                                                 (5,033)                (11,568)                 (9,181)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        (2,419)                      -                 (24,048)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                  (6,369)                      -                (158,790)
        End of period                                                       149,974                       -                  68,373
                                                               --------------------------------------------    --------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      156,343                       -                 227,163
                                                               --------------------------------------------    --------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     153,924                       -                 203,115
                                                               --------------------------------------------    --------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            148,891    $            (11,568)   $            193,934
                                                               ============================================    ====================

                                                                              SERVICE SHARES
                                                               --------------------------------------------
                                                                                           JANUS ASPEN
                                                                 JANUS ASPEN MID             BALANCED
                                                                    CAP GROWTH          (PINNACLE IV(TM))
                                                                (PINNACLE IV(TM))            DIVISION
                                                                     DIVISION             -JANUARY 17**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      728                     207
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (728)                   (207)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                           205                  (7,769)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                  (1,927)                 (8,992)
        End of period                                                        13,260                       -
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       15,187                   8,992
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      15,392                   1,223
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             14,664    $              1,016
                                                               ============================================

                                                                              SERVICE SHARES
                                                               --------------------------------------------
                                                                   JANUS ASPEN
                                                                     CAPITAL             JANUS ASPEN CORE
                                                                   APPRECIATION               EQUITY
                                                                 (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                  -JANUARY 17**-          -JANUARY 17**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      163                       3
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (163)                     (3)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       (12,297)                      9
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                 (17,844)                    (43)
        End of period                                                             -                       -
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       17,844                      43
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                       5,547                      52
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $              5,384    $                 49
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                          SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                                                                   JANUS ASPEN
                                                                   JANUS ASPEN             JANUS ASPEN            INTERNATIONAL
                                                                      GROWTH                  GROWTH                  GROWTH
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -    $                  9

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    6,860                     718                      16
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (6,860)                   (718)                     (7)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       (35,463)                  3,521                       2
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                (132,980)                 (4,966)                      -
        End of period                                                        38,164                   4,704                     454
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                       171,144                   9,670                     454
                                                               --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     135,681                  13,191                     456
                                                               --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            128,821    $             12,473    $                449
                                                               ====================================================================

                                                                               SERVICE SHARES
                                                               --------------------------------------------
                                                                   JANUS ASPEN             JANUS ASPEN
                                                                 STRATEGIC VALUE         STRATEGIC VALUE
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                  -JANUARY 17**-          -JANUARY 17**-
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                  -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      450                      99
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (450)                    (99)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                      (120,809)                    602
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                (146,371)                 (4,565)
        End of period                                                             -                       -
                                                               --------------------------------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                       146,371                   4,565
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      25,562                   5,167
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             25,112    $              5,068
                                                               ============================================

                                                                 SERVICE SHARES           CLASS 1B SHARES
                                                               --------------------    --------------------
                                                                   JANUS ASPEN
                                                                    WORLDWIDE               PUTNAM VT
                                                                      GROWTH             GROWTH & INCOME
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------    --------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                860    $             11,222

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    1,441                   9,413
                                                               --------------------    --------------------
NET INVESTMENT INCOME (LOSS)                                                   (581)                  1,809

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        (3,282)                148,813
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                  (8,720)                 32,976
        End of period                                                        16,659                  88,627
                                                               --------------------    --------------------
    Change in net unrealized appreciation
     (depreciation) during the period                                        25,379                  55,651
                                                               --------------------    --------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      22,097                 204,464
                                                               --------------------    --------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             21,516    $            206,273
                                                               ====================    ====================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                          CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                                            PUTNAM VT               PUTNAM VT
                                                                    PUTNAM VT             INTERNATIONAL           INTERNATIONAL
                                                                 GROWTH & INCOME              EQUITY                  EQUITY
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              3,724    $              8,289    $                985

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    5,164                  10,876                   1,999
                                                               --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (1,440)                 (2,587)                 (1,014)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        41,265                 103,138                   5,817
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                  (7,941)                  8,059                  (3,872)
        End of period                                                        41,627                  95,097                  30,087
                                                               --------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       49,568                  87,038                  33,959
                                                               --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      90,833                 190,176                  39,776
                                                               --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             89,393    $            187,589    $             38,762
                                                               ====================================================================

                                                                                CLASS 1B SHARES
                                                               --------------------------------------------
                                                                    PUTNAM VT
                                                                    SMALL CAP            PUTNAM VT SMALL
                                                                      VALUE                 CAP VALUE
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              3,471    S                819

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   17,636                   5,819
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                (14,165)                 (5,000)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       127,324                  (1,608)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                (105,850)                (18,373)
        End of period                                                       323,404                 168,035
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      429,254                 186,408
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     556,578                 184,800
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            542,413    $            179,800
                                                               ============================================

                                                                             CLASS 1B SHARES
                                                               --------------------------------------------
                                                                    PUTNAM VT               PUTNAM VT
                                                                 DISCOVERY GROWTH        DISCOVERY GROWTH
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                  -    $                 -

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    1,851                     365
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (1,851)                   (365)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        25,065                   7,698
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                   1,726                     (74)
        End of period                                                        13,178                     461
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       11,452                     535
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      36,517                   8,233
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             34,666    $              7,868
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                              CLASS A
                                                               --------------------------------------------------------------------
                                                                   SCUDDER EAFE            SCUDDER EAFE           SCUDDER EQUITY
                                                                   EQUITY INDEX            EQUITY INDEX             500 INDEX
                                                                 (PINNACLE(TM))         (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               ---------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $             28,334    $              1,775    $            108,452

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   10,139                     589                 133,026
                                                               ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 18,195                   1,186                 (24,574)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       167,489                    (376)             (1,553,288)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                  12,975                 (10,146)             (1,796,261)
        End of period                                                       107,028                     885               1,832,292
                                                               ---------------------------------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       94,053                  11,031               3,628,553
                                                               ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     261,542                  10,655               2,075,265
                                                               ---------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            279,737    $             11,841    $          2,050,691
                                                               ====================================================================

                                                                                CLASS A
                                                               --------------------------------------------
                                                                  SCUDDER EQUITY          SCUDDER SMALL
                                                                    500 INDEX               CAP INDEX
                                                                (PINNACLE IV(TM))        (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              6,483    $             28,732

EXPENSES
  Mortality and expense risk and
    administrative charges                                                    8,223                  49,741
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (1,740)                (21,009)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                       (26,813)               (484,922)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                 (96,179)               (714,301)
        End of period                                                        64,484                 938,239
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      160,663               1,652,540
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     133,850               1,167,618
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            132,110    $          1,146,609
                                                               ============================================

                                                                     CLASS A                 CLASS B
                                                               --------------------    --------------------
                                                                  SCUDDER SMALL           SCUDDER EAFE
                                                                    CAP INDEX             EQUITY INDEX
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION
                                                               --------------------    --------------------
INVESTMENT INCOME
  Reinvested dividends                                         $                477    $              1,092

EXPENSES
  Mortality and expense risk and
    administrative charges                                                      854                     610
                                                               --------------------    --------------------
NET INVESTMENT INCOME (LOSS)                                                   (377)                    482

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        (4,192)                   (157)
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                  (6,389)                 (1,703)
        End of period                                                        19,779                  12,191
                                                               --------------------    --------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                       26,168                  13,894
                                                               --------------------    --------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                      21,976                  13,737
                                                               --------------------    --------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $             21,599    $             14,219
                                                               ====================    ====================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                 CLASS B
                                                               --------------------------------------------
                                                                  SCUDDER EQUITY          SCUDDER SMALL
                                                                    500 INDEX               CAP INDEX
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                    DIVISION                DIVISION
                                                               --------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                         $              6,411    $                786

EXPENSES
  Mortality and expense risk and
    administrative charges                                                   12,219                   2,431
                                                               --------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                 (5,808)                 (1,645)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on sales                                        (2,318)                  1,136
      of investments
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period                                                 (12,386)                 (1,060)
        End of period                                                       217,765                  62,970
                                                               --------------------------------------------
    Change in net unrealized appreciation
      (depreciation) during the period                                      230,151                  64,030
                                                               --------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                                     227,833                  65,166
                                                               --------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $            222,025    $             63,521
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

        Separate Account II of National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2003

                                                                                         GABELLI LARGE CAP       GABELLI LARGE CAP
                                                                                              VALUE                   VALUE
                                                                                          (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                                             DIVISION                DIVISION
                                                                      TOTAL                -APRIL 28**-            -APRIL 28**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $          1,358,054    $                 71    $                153
  Net realized gain (loss) on sales of investments                      (12,910,130)                (27,248)                 (6,039)
  Change in net unrealized appreciation
    (depreciation) during the period                                     47,120,344                 110,177                  24,385
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                        35,568,268                  83,000                  18,499

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                    14,833,820                   6,580                  54,702
  Contract terminations and benefits                                    (22,186,350)                (15,745)                 (4,807)
  Net transfers among investment options                                  5,346,841              (1,841,673)               (343,053)
  Contract maintenance charges                                              (73,543)                   (255)                    (41)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (2,079,232)             (1,851,093)               (293,199)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        33,489,036              (1,768,093)               (274,700)

Net assets, beginning of year                                           167,246,218               1,768,093                 274,700
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $        200,735,254    $                  -    $                  -
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                                                       690                   7,176
  Units redeemed                                                                                     (1,689)                   (654)
  Units transferred                                                                                (185,116)                (42,810)
                                                                                       --------------------------------------------
Net increase (decrease) in units                                                                   (186,115)                (36,288)
                                                                                       ============================================

                                                                 TOUCHSTONE LARGE        TOUCHSTONE LARGE
                                                                    CAP GROWTH              CAP GROWTH
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (45,750)   $             (2,725)
  Net realized gain (loss) on sales of investments                         (714,607)                 (1,178)
  Change in net unrealized appreciation
   (depreciation) during the period                                       1,745,202                  67,130
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           984,845                  63,227

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        81,770                 148,174
  Contract terminations and benefits                                       (220,417)                 (2,560)
  Net transfers among investment options                                   (244,591)                 96,124
  Contract maintenance charges                                               (1,904)                    (28)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (385,142)                241,710
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           599,703                 304,937

Net assets, beginning of year                                             3,512,363                  72,439
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          4,112,066    $            377,376
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                             5,521                  18,604
  Units redeemed                                                            (15,139)                   (333)
  Units transferred                                                         (18,133)                 11,900
                                                               --------------------------------------------
Net increase (decrease) in units                                            (27,751)                 30,171
                                                               ============================================

                                                                 TOUCHSTONE THIRD        TOUCHSTONE THIRD
                                                                   AVENUE VALUE            AVENUE VALUE
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (86,965)   $            (24,235)
  Net realized gain (loss) on sales of investments                           47,143                  (9,435)
  Change in net unrealized appreciation
   (depreciation) during the period                                       3,012,235                 812,373
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                         2,972,413                 778,703

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        26,873               1,201,837
  Contract terminations and benefits                                       (688,085)                (89,588)
  Net transfers among investment options                                    590,904                 436,062
  Contract maintenance charges                                               (3,840)                 (1,065)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (74,148)              1,547,246
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         2,898,265               2,325,949

Net assets, beginning of year                                             7,846,587               1,157,020
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $         10,744,852    $          3,482,969
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                               962                 124,004
  Units redeemed                                                            (24,878)                 (9,194)
  Units transferred                                                          20,646                  49,449
                                                               --------------------------------------------
Net increase (decrease) in units                                             (3,270)                164,259
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                 TOUCHSTONE BARON        TOUCHSTONE BARON           TOUCHSTONE
                                                                 SMALL CAP VALUE         SMALL CAP VALUE             BALANCED
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (45,709)   $             (6,774)   $                 33
  Net realized gain (loss) on sales of investments                          (71,194)                 (1,458)                    389
  Change in net unrealized appreciation
    (depreciation) during the period                                      1,088,249                 144,784                  15,911
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           971,346                 136,552                  16,333

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        29,732                 297,772                 107,096
  Contract terminations and benefits                                       (260,317)                (13,478)                 (3,983)
  Net transfers among investment options                                    497,149                 174,674                  53,966
  Contract maintenance charges                                               (1,628)                   (320)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        264,936                 458,648                 157,079
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,236,282                 595,200                 173,412

Net assets, beginning of year                                             2,809,658                 233,148                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          4,045,940    $            828,348    $            173,412
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             1,602                  28,516                  10,336
  Units redeemed                                                            (15,083)                 (1,415)                   (394)
  Units transferred                                                          30,872                  17,595                   5,723
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             17,391                  44,696                  15,665
                                                               ====================================================================

                                                                    TOUCHSTONE           TOUCHSTONE CORE
                                                                     BALANCED                  BOND
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (1,348)   $             14,577
  Net realized gain (loss) on sales of investments                            6,982                  (4,004)
  Change in net unrealized appreciation
    (depreciation) during the period                                         20,469                  (6,098)
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            26,103                   4,475

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        10,809                 413,488
  Contract terminations and benefits                                         (7,031)               (160,327)
  Net transfers among investment options                                   (109,699)                103,387
  Contract maintenance charges                                                  (87)                    (10)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (106,008)                356,538
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (79,905)                361,013

Net assets, beginning of year                                               419,441                 150,046
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            339,536    $            511,059
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                             1,160                  38,788
  Units redeemed                                                               (697)                (14,888)
  Units transferred                                                         (15,213)                  9,621
                                                               --------------------------------------------
Net increase (decrease) in units                                            (14,750)                 33,521
                                                               ============================================

                                                                 TOUCHSTONE CORE            TOUCHSTONE
                                                                       BOND              EMERGING GROWTH
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             69,510    $                150
  Net realized gain (loss) on sales of investments                          (23,947)                    467
  Change in net unrealized appreciation
    (depreciation) during the period                                        (14,932)                  7,009
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            30,631                   7,626

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         6,010                  37,279
  Contract terminations and benefits                                       (206,565)                      -
  Net transfers among investment options                                  1,658,008                  10,957
  Contract maintenance charges                                                 (175)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,457,278                  48,236
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,487,909                  55,862

Net assets, beginning of year                                               752,275                  12,165
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          2,240,184    $             68,027
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                               561                   3,499
  Units redeemed                                                            (19,410)                      -
  Units transferred                                                         156,430                   1,027
                                                               --------------------------------------------
Net increase (decrease) in units                                            137,581                   4,526
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                            TOUCHSTONE              TOUCHSTONE
                                                                    TOUCHSTONE               ENHANCED                ENHANCED
                                                                 EMERGING GROWTH           DIVIDEND 30             DIVIDEND 30
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                583    $                 11    $                 63
  Net realized gain (loss) on sales of investments                            4,106                      76                     963
  Change in net unrealized appreciation
    (depreciation) during the period                                          5,365                   1,911                     999
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            10,054                   1,998                   2,025

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                       -                       -
  Contract terminations and benefits                                         (2,449)                      -                       -
  Net transfers among investment options                                    130,056                   7,207                  10,385
  Contract maintenance charges                                                   (8)                      -                      (3)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        127,599                   7,207                  10,382
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           137,653                   9,205                  12,407

Net assets, beginning of year                                                 6,182                   1,479                   2,372
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            143,835    $             10,684    $             14,779
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                                 -                       -                       -
  Units redeemed                                                               (233)                      -                       -
  Units transferred                                                          12,824                     825                   1,346
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             12,591                     825                   1,346
                                                               ====================================================================

                                                                    TOUCHSTONE              TOUCHSTONE
                                                                 GROWTH & INCOME         GROWTH & INCOME
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             19,036    $             14,235
  Net realized gain (loss) on sales of investments                           13,663                     398
  Change in net unrealized appreciation
    (depreciation) during the period                                         12,122                  53,180
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            44,821                  67,813

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        46,069                     845
  Contract terminations and benefits                                         (3,659)                 (1,715)
  Net transfers among investment options                                    449,278                 459,641
  Contract maintenance charges                                                    -                     (14)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        491,688                 458,757
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           536,509                 526,570

Net assets, beginning of year                                                 1,213                  19,634
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            537,722    $            546,204
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                             4,470                      82
  Units redeemed                                                               (360)                   (210)
  Units transferred                                                          45,486                  48,232
                                                               --------------------------------------------
Net increase (decrease) in units                                             49,596                  48,104
                                                               ============================================

                                                                    TOUCHSTONE              TOUCHSTONE
                                                                   GROWTH/VALUE            GROWTH/VALUE
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 28**-            -APRIL 28**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                 (1)   $                (88)
  Net realized gain (loss) on sales of investments                              278                   1,514
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                     110
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                               277                   1,536

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        (7,281)                 14,781
  Contract terminations and benefits                                              -                       -
  Net transfers among investment options                                       (279)                (23,099)
  Contract maintenance charges                                                    -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         (7,560)                 (8,318)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            (7,283)                 (6,782)

Net assets, beginning of year                                                 7,283                   6,782
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                              (881)                  1,862
  Units redeemed                                                                  -                       -
  Units transferred                                                             (34)                 (2,714)
                                                               --------------------------------------------
Net increase (decrease) in units                                               (915)                   (852)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                                                    TOUCHSTONE
                                                                                                                  INTERNATIONAL
                                                                 TOUCHSTONE HIGH         TOUCHSTONE HIGH              EQUITY
                                                                      YIELD                   YIELD             (PINNACLE IV(TM))
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))             DIVISION
                                                                     DIVISION                DIVISION              -JULY 25**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             85,342    $            424,496    $                 15
  Net realized gain (loss) on sales of investments                            8,122                 217,754                      57
  Change in net unrealized appreciation
   (depreciation) during the period                                          (5,605)                435,055                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            87,859               1,077,305                      72

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       429,050                  89,485                       -
  Contract terminations and benefits                                        (26,776)             (1,203,421)                      -
  Net transfers among investment options                                    448,887               1,486,768                     (72)
  Contract maintenance charges                                                  (44)                 (1,765)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        851,117                 371,067                     (72)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           938,976               1,448,372                       -

Net assets, beginning of year                                               203,936               4,678,508                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,142,912    $          6,126,880    $                  -
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                            37,966                   8,303                       -
  Units redeemed                                                             (2,404)               (109,929)                      -
  Units transferred                                                          39,543                 135,779                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             75,105                  34,153                       -
                                                               ====================================================================

                                                                    TOUCHSTONE
                                                                  INTERNATIONAL          TOUCHSTONE LARGE
                                                                      EQUITY                CAP GROWTH
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -JULY 25**-             -APRIL 28**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                (95)   $                (22)
  Net realized gain (loss) on sales of investments                           (3,063)                    738
  Change in net unrealized appreciation
   (depreciation) during the period                                             927                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            (2,231)                    716

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                  10,738
  Contract terminations and benefits                                              -                       -
  Net transfers among investment options                                    (51,336)                (11,454)
  Contract maintenance charges                                                    -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (51,336)                   (716)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (53,567)                      -

Net assets, beginning of year                                                53,567                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                 -                   1,412
  Units redeemed                                                                  -                       -
  Units transferred                                                          (6,903)                 (1,412)
                                                               --------------------------------------------
Net increase (decrease) in units                                             (6,903)                      -
                                                               ============================================

                                                                    TOUCHSTONE              TOUCHSTONE
                                                                   MONEY MARKET            MONEY MARKET
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (1,594)   $            (45,044)
  Net realized gain (loss) on sales of investments                                -                       -
  Change in net unrealized appreciation
   (depreciation) during the period                                               -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            (1,594)                (45,044)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       527,611                 259,487
  Contract terminations and benefits                                        (13,975)             (5,025,794)
  Net transfers among investment options                                   (240,718)             20,098,349
  Contract maintenance charges                                                  (91)                 (1,470)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        272,827              15,330,572
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           271,233              15,285,528

Net assets, beginning of year                                                74,480                 703,600
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            345,713    $         15,989,128
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                            52,810                  26,007
  Units redeemed                                                             (1,410)               (503,649)
  Units transferred                                                         (24,103)              2,011,006
                                                               --------------------------------------------
Net increase (decrease) in units                                             27,297               1,533,364
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                 TOUCHSTONE SMALL
                                                                    CAP VALUE            TOUCHSTONE VALUE        TOUCHSTONE VALUE
                                                                  (PINNACLE(TM))               PLUS                    PLUS
                                                                     DIVISION           (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                   -APRIL 28**-              DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (633)   $             (1,462)   $             (6,042)
  Net realized gain (loss) on sales of investments                               31                   7,520                  61,898
  Change in net unrealized appreciation
    (depreciation) during the period                                            667                 115,061                 371,411
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                  65                 121,119                 427,267

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                  85,258                  10,674
  Contract terminations and benefits                                              -                 (55,424)               (149,270)
  Net transfers among investment options                                   (154,713)                517,313               1,568,979
  Contract maintenance charges                                                    -                     (57)                   (653)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (154,713)                547,090               1,429,730
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (154,648)                668,209               1,856,997

Net assets, beginning of year                                               154,648                       -                     351
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $            668,209    $          1,857,348
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                                 -                   9,498                   1,186
  Units redeemed                                                                  -                  (6,147)                (16,660)
  Units transferred                                                         (19,331)                 63,671                 201,536
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (19,331)                 67,022                 186,062
                                                               ====================================================================

                                                                     JPM BOND                JPM BOND
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            465,059    $             67,716
  Net realized gain (loss) on sales of investments                          223,785                  27,442
  Change in net unrealized appreciation
    (depreciation) during the period                                       (459,641)                (48,949)
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                             229,203                  46,209

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       153,327                 614,860
  Contract terminations and benefits                                     (1,385,688)               (391,592)
  Net transfers among investment options                                 (2,645,451)                743,564
  Contract maintenance charges                                               (3,675)                   (428)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (3,881,487)                966,404
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (3,652,284)              1,012,613

Net assets, beginning of year                                            12,424,395               1,333,830
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          8,772,111    $          2,346,443
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                            11,512                  57,131
  Units redeemed                                                           (105,515)                (36,106)
  Units transferred                                                        (201,701)                 69,641
                                                               --------------------------------------------
Net increase (decrease) in units                                           (295,704)                 90,666
                                                               ============================================

                                                                JPM INTERNATIONAL       JPM INTERNATIONAL
                                                                  OPPORTUNITIES           OPPORTUNITIES
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (2,964)   $               (419)
  Net realized gain (loss) on sales of investments                           41,645                   8,519
  Change in net unrealized appreciation
    (depreciation) during the period                                         70,698                  11,765
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                             109,379                  19,865

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                           165                   7,828
  Contract terminations and benefits                                        (29,311)                      -
  Net transfers among investment options                                   (286,617)                 51,178
  Contract maintenance charges                                                 (245)                     (7)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (316,008)                 58,999
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (206,629)                 78,864

Net assets, beginning of year                                               816,578                  15,443
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            609,949    $             94,307
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                18                     801
  Units redeemed                                                             (3,548)                     (1)
  Units transferred                                                         (42,587)                  5,734
                                                               --------------------------------------------
Net increase (decrease) in units                                            (46,117)                  6,534
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                          VAN KAMPEN UIF          VAN KAMPEN UIF
                                                                   JPM MID CAP           EMERGING MARKETS        EMERGING MARKETS
                                                                      VALUE                    DEBT                    DEBT
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (3,216)   $            (12,647)   $             (1,423)
  Net realized gain (loss) on sales of investments                            4,045                  30,939                   5,722
  Change in net unrealized appreciation
    (depreciation) during the period                                         73,582                 184,161                  13,284
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            74,411                 202,453                  17,583

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       437,406                     500                  30,466
  Contract terminations and benefits                                        (10,693)                (56,115)                   (983)
  Net transfers among investment options                                     94,345                 (65,848)                 73,415
  Contract maintenance charges                                                  (16)                   (317)                    (13)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        521,042                (121,780)                102,885
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           595,453                  80,673                 120,468

Net assets, beginning of year                                                17,627                 983,388                  38,833
                                                               --------------------------------------------------------------------

Net assets, end of year                                        $            613,080    $          1,064,061    $            159,301
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                            42,009                      32                   2,504
  Units redeemed                                                             (1,027)                 (3,928)                    (81)
  Units transferred                                                           9,279                  (7,189)                  6,032
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             50,261                 (11,085)                  8,455
                                                               ====================================================================

                                                                  VAN KAMPEN UIF          VAN KAMPEN UIF
                                                                 U.S. REAL ESTATE        U.S. REAL ESTATE
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (31,954)   $             (5,402)
  Net realized gain (loss) on sales of investments                           42,364                   7,135
  Change in net unrealized appreciation
    (depreciation) during the period                                        700,544                 118,862
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           710,954                 120,595

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         7,779                  71,104
  Contract terminations and benefits                                       (387,809)                 (7,670)
  Net transfers among investment options                                   (436,427)                343,639
  Contract maintenance charges                                                 (691)                   (114)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (817,148)                406,959
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (106,194)                527,554

Net assets, beginning of year                                             2,705,928                 167,981
                                                               --------------------------------------------

Net assets, end of year                                        $          2,599,734    $            695,535
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                               588                   5,949
  Units redeemed                                                            (29,066)                   (646)
  Units transferred                                                         (37,229)                 30,187
                                                               --------------------------------------------
Net increase (decrease) in units                                            (65,707)                 35,490
                                                               ============================================

                                                                    VAN KAMPEN             VAN KAMPEN
                                                                    BANDWIDTH &            BANDWIDTH &
                                                                 TELECOMMUNICATION      TELECOMMUNICATION
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                 (3)   $               (101)
  Net realized gain (loss) on sales of investments                           (1,060)                 (7,155)
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,095                   8,224
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                                32                     968

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                   1,860
  Contract terminations and benefits                                              -                       -
  Net transfers among investment options                                       (607)                (21,727)
  Contract maintenance charges                                                    -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                           (607)                (19,867)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                              (575)                (18,899)

Net assets, beginning of year                                                   575                  18,899
                                                               --------------------------------------------

Net assets, end of year                                        $                  -    $                  -
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                 -                     547
  Units redeemed                                                                  -                       -
  Units transferred                                                            (265)                 (6,453)
                                                               --------------------------------------------
Net increase (decrease) in units                                               (265)                 (5,906)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                    VAN KAMPEN              VAN KAMPEN
                                                                 BIOTECHNOLOGY &         BIOTECHNOLOGY &            VAN KAMPEN
                                                                  PHARMACEUTICAL          PHARMACEUTICAL             INTERNET
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (766)   $               (215)   $               (166)
  Net realized gain (loss) on sales of investments                           15,997                   5,066                  12,572
  Change in net unrealized appreciation
    (depreciation) during the period                                          8,422                   2,161                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            23,653                   7,012                  12,406

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                  18,243                       -
  Contract terminations and benefits                                         (9,962)                      -                       -
  Net transfers among investment options                                   (188,147)                (55,721)                (12,406)
  Contract maintenance charges                                                  (60)                    (18)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (198,169)                (37,496)                (12,406)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (174,516)                (30,484)                      -

Net assets, beginning of year                                               174,516                  30,484                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -    $                  -
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                                 -                   2,299                       -
  Units redeemed                                                             (1,371)                     (2)                      -
  Units transferred                                                         (23,348)                 (6,340)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (24,719)                 (4,043)                      -
                                                               ====================================================================

                                                                                          VAN KAMPEN MS
                                                                    VAN KAMPEN             HIGH-TECH 35
                                                                     INTERNET                 INDEX
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                 (8)   $               (153)
  Net realized gain (loss) on sales of investments                              159                    (265)
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                   3,039
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                               151                   2,621

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         1,860                       -
  Contract terminations and benefits                                              -                     (36)
  Net transfers among investment options                                     (2,011)                (41,335)
  Contract maintenance charges                                                    -                     (23)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                           (151)                (41,394)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                 -                 (38,773)

Net assets, beginning of year                                                     -                  38,773
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                               328                       -
  Units redeemed                                                                  -                      (9)
  Units transferred                                                            (328)                 (6,021)
                                                               --------------------------------------------
Net increase (decrease) in units                                                  -                  (6,030)
                                                               ============================================

                                                                  VAN KAMPEN MS           VAN KAMPEN MS
                                                                U.S. MULTINATIONAL      U.S. MULTINATIONAL
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -APRIL 30**-            -APRIL 30**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (140)   $                (34)
  Net realized gain (loss) on sales of investments                          (16,086)                    145
  Change in net unrealized appreciation
    (depreciation) during the period                                         17,476                       3
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                             1,250                     114

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                       -
  Contract terminations and benefits                                              -                  (3,786)
  Net transfers among investment options                                    (33,020)                 (5,492)
  Contract maintenance charges                                                    -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (33,020)                 (9,278)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           (31,770)                 (9,164)

Net assets, beginning of year                                                31,770                   9,164
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                 -                       -
  Units redeemed                                                                  -                    (639)
  Units transferred                                                          (5,623)                   (832)
                                                               --------------------------------------------
Net increase (decrease) in units                                             (5,623)                 (1,471)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                                                  VAN KAMPEN UIF
                                                                  VAN KAMPEN LIT          VAN KAMPEN LIT         EMERGING MARKETS
                                                                     COMSTOCK            EMERGING GROWTH              EQUITY
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (950)   $                 (5)   $                (75)
  Net realized gain (loss) on sales of investments                               59                       1                       3
  Change in net unrealized appreciation
    (depreciation) during the period                                         22,370                      49                   3,769
                                                               --------------------------------------------------------------------

Net increase (decrease) in net assets resulting
  from operations                                                            21,479                      45                   3,697

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        23,020                     737                   7,149
  Contract terminations and benefits                                           (255)                      -                    (262)
  Net transfers among investment options                                    151,504                      (5)                 64,600
  Contract maintenance charges                                                    -                       -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        174,269                     732                  71,487
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           195,748                     777                  75,184

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            195,748    $                777    $             75,184
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             2,118                      65                     533
  Units redeemed                                                                (22)                      -                     (20)
  Units transferred                                                          13,754                       -                   4,719
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             15,850                      65                   5,232
                                                               ====================================================================

                                                                    PUTNAM VT             PUTNAM VT NEW
                                                                     VOYAGER              OPPORTUNITIES
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (135)   $                (18)
  Net realized gain (loss) on sales of investments                                8                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                          2,455                     257
                                                               --------------------------------------------

Net increase (decrease) in net assets resulting
  from operations                                                             2,328                     239

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        24,100                   3,750
  Contract terminations and benefits                                              -                       -
  Net transfers among investment options                                     12,874                   7,280
  Contract maintenance charges                                                    -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         36,974                  11,030
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            39,302                  11,269

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             39,302    $             11,269
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                             2,233                     306
  Units redeemed                                                                  -                       -
  Units transferred                                                           1,109                     597
                                                               --------------------------------------------
Net increase (decrease) in units                                              3,342                     903
                                                               ============================================

                                                                  PUTNAM VT THE
                                                                  GEORGE PUTNAM
                                                                  FUND OF BOSTON        FIDELITY BALANCED
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-              -MAY 1*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (860)   $               (972)
  Net realized gain (loss) on sales of investments                            2,848                      76
  Change in net unrealized appreciation
    (depreciation) during the period                                          8,198                   9,368
                                                               --------------------------------------------

Net increase (decrease) in net assets resulting
  from operations                                                            10,186                   8,472

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       205,926                 153,468
  Contract terminations and benefits                                            (85)                 (1,312)
  Net transfers among investment options                                    (52,093)                 91,124
  Contract maintenance charges                                                    -                     (14)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        153,748                 243,266
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           163,934                 251,738

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            163,934    $            251,738
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                            19,574                  14,194
  Units redeemed                                                                 (8)                   (122)
  Units transferred                                                          (4,916)                  8,465
                                                               --------------------------------------------
Net increase (decrease) in units                                             14,650                  22,537
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                         FRANKLIN GROWTH          FRANKLIN LARGE
                                                                 FRANKLIN INCOME             & INCOME               CAP GROWTH
                                                                    SECURITIES              SECURITIES              SECURITIES
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             21,488    $              5,463    $               (879)
  Net realized gain (loss) on sales of investments                            8,180                    (340)                     96
  Change in net unrealized appreciation
    (depreciation) during the period                                        161,931                  78,988                  18,573
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           191,599                  84,111                  17,790

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       431,224                  61,931                 176,514
  Contract terminations and benefits                                        (36,982)                 (8,678)                 (2,495)
  Net transfers among investment options                                    847,300                 441,140                  41,240
  Contract maintenance charges                                                 (229)                   (174)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,241,313                 494,219                 215,259
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,432,912                 578,330                 233,049

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,432,912    $            578,330    $            233,049
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                            36,511                   5,931                  15,898
  Units redeemed                                                             (3,240)                   (934)                   (222)
  Units transferred                                                          80,362                  43,725                   3,826
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            113,633                  48,722                  19,502
                                                               ====================================================================

                                                                    TEMPLETON            FRANKLIN MUTUAL
                                                                FOREIGN SECURITIES      SHARES SECURITIES
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (679)   $             (1,217)
  Net realized gain (loss) on sales of investments                              428                   3,871
  Change in net unrealized appreciation
    (depreciation) during the period                                         26,747                  74,820
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            26,496                  77,474

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       192,222                 163,524
  Contract terminations and benefits                                            (19)                (25,720)
  Net transfers among investment options                                     72,039                 376,615
  Contract maintenance charges                                                    -                     (30)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        264,242                 514,389
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           290,738                 591,863

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            290,738    $            591,863
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                            16,595                  14,487
  Units redeemed                                                                 (2)                 (2,321)
  Units transferred                                                           6,354                  36,547
                                                               --------------------------------------------
Net increase (decrease) in units                                             22,947                  48,713
                                                               ============================================

                                                                 TEMPLETON GROWTH         FIDELITY HIGH
                                                                    SECURITIES                INCOME
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-              -MAY 1*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (584)   $             (1,317)
  Net realized gain (loss) on sales of investments                               66                     691
  Change in net unrealized appreciation
    (depreciation) during the period                                         18,803                  16,304
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            18,285                  15,678

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       122,548                 179,605
  Contract terminations and benefits                                              -                  (3,137)
  Net transfers among investment options                                     66,892                 186,955
  Contract maintenance charges                                                    -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        189,440                 363,423
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           207,725                 379,101

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            207,725    $            379,101
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                            10,877                  16,595
  Units redeemed                                                                  -                    (276)
  Units transferred                                                           5,741                  16,675
                                                               --------------------------------------------
Net increase (decrease) in units                                             16,618                  32,994
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                                                 FRANKLIN GROWTH
                                                                  VAN KAMPEN LIT         FRANKLIN INCOME             & INCOME
                                                                     COMSTOCK               SECURITIES              SECURITIES
                                                                  (PINNACLE(TM))          (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (456)   $            740,098    $            217,406
  Net realized gain (loss) on sales of investments                              175                 256,084                 524,906
  Change in net unrealized appreciation
    (depreciation) during the period                                         15,440               3,644,083               1,795,123
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            15,159               4,640,265               2,537,435

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        21,038                 146,332                  61,683
  Contract terminations and benefits                                           (321)             (2,277,713)               (677,037)
  Net transfers among investment options                                    153,309              18,169,389               8,661,965
  Contract maintenance charges                                                  (15)                 (7,785)                 (5,821)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        174,011              16,030,223               8,040,790
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           189,170              20,670,488              10,578,225

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            189,170    $         20,670,488    $         10,578,225
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             2,004                  13,209                   6,171
  Units redeemed                                                                (31)               (212,169)                (67,219)
  Units transferred                                                          13,332               1,831,700                 948,483
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             15,305               1,632,740                 887,435
                                                               ====================================================================

                                                                  FRANKLIN LARGE
                                                                    CAP GROWTH           FRANKLIN MUTUAL
                                                                    SECURITIES          SHARES SECURITIES
                                                                  (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (361)   $             (2,947)
  Net realized gain (loss) on sales of investments                            2,752                  10,356
  Change in net unrealized appreciation
    (depreciation) during the period                                          9,598                 207,832
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            11,989                 215,241

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                   1,433
  Contract terminations and benefits                                        (15,671)                (89,671)
  Net transfers among investment options                                    152,467               1,182,062
  Contract maintenance charges                                                   (3)                   (442)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        136,793               1,093,382
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           148,782               1,308,623

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            148,782    $          1,308,623
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                 -                     144
  Units redeemed                                                             (1,389)                 (8,236)
  Units transferred                                                          13,829                 115,709
                                                               --------------------------------------------
Net increase (decrease) in units                                             12,440                 107,617
                                                               ============================================

                                                                 TEMPLETON GROWTH          FIDELITY VIP
                                                                    SECURITIES             MONEY MARKET
                                                                  (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JULY 25**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                927    $            (36,590)
  Net realized gain (loss) on sales of investments                            1,640                       -
  Change in net unrealized appreciation
    (depreciation) during the period                                         61,499                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            64,066                 (36,590)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                            90                 138,412
  Contract terminations and benefits                                         (2,277)             (2,457,110)
  Net transfers among investment options                                    326,005               2,358,386
  Contract maintenance charges                                                 (137)                 (3,098)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        323,681                  36,590
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           387,747                       -

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            387,747                       -
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                 8                  13,853
  Units redeemed                                                               (217)               (236,908)
  Units transferred                                                          31,204                 223,055
                                                               --------------------------------------------
Net increase (decrease) in units                                             30,995                       -
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                    TEMPLETON             VAN KAMPEN LIT            PUTNAM VT
                                                                FOREIGN SECURITIES       EMERGING GROWTH             VOYAGER
                                                                  (PINNACLE(TM))          (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                  6    $                (96)   $               (471)
  Net realized gain (loss) on sales of investments                            1,457                     170                   2,177
  Change in net unrealized appreciation
    (depreciation) during the period                                          5,883                     571                   6,482
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                             7,346                     645                   8,188

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                            20                       -                       -
  Contract terminations and benefits                                         (1,229)                 (4,162)                      -
  Net transfers among investment options                                    125,865                  40,634                  69,224
  Contract maintenance charges                                                  (16)                     (3)                     (1)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        124,640                  36,469                  69,223
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           131,986                  37,114                  77,411

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            131,986    $             37,114    $             77,411
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                                 2                       -                     (13)
  Units redeemed                                                               (105)                   (383)                      -
  Units transferred                                                          10,512                   3,481                   6,590
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             10,409                   3,098                   6,577
                                                               ====================================================================

                                                                  PUTNAM VT NEW             PUTNAM VT
                                                                  OPPORTUNITIES           GEORGE PUTNAM
                                                                  (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                                   -JANUARY 6*-            -JANUARY 6*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                (88)   $                146
  Net realized gain (loss) on sales of investments                                2                   1,729
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,988                   4,532
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                             1,902                   6,407

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                            90                       -
  Contract terminations and benefits                                              -                       -
  Net transfers among investment options                                     80,801                  47,476
  Contract maintenance charges                                                   (9)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         80,882                  47,476
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            82,784                  53,883

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             82,784    $             53,883
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                 7                       -
  Units redeemed                                                                 (1)                      -
  Units transferred                                                           6,622                   4,811
                                                               --------------------------------------------
Net increase (decrease) in units                                              6,628                   4,811
                                                               ============================================

                                                                                          INITIAL CLASS
                                                                                       --------------------
                                                                  VAN KAMPEN UIF
                                                                 EMERGING MARKETS
                                                                      EQUITY               VIP EQUITY-
                                                                  (PINNACLE(TM))              INCOME
                                                                     DIVISION             (PINNACLE(TM))
                                                                   -JANUARY 6*-              DIVISION
                                                               --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (1,742)   $             33,884
  Net realized gain (loss) on sales of investments                           35,636                (308,887)
  Change in net unrealized appreciation
    (depreciation) during the period                                         29,842               1,788,759
                                                               --------------------    --------------------
Net increase (decrease) in net assets resulting
  from operations                                                            63,736               1,513,756

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                  39,920
  Contract terminations and benefits                                         (2,780)               (575,335)
  Net transfers among investment options                                    513,280                 133,984
  Contract maintenance charges                                                   (3)                 (2,214)
                                                               --------------------    --------------------
Net increase (decrease) in net assets
  from contract related transactions                                        510,497                (403,645)
                                                               --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS                                           574,233               1,110,111

Net assets, beginning of year                                                     -               5,879,605
                                                               --------------------    --------------------

NET ASSETS, END OF YEAR                                        $            574,233    $          6,989,716
                                                               ====================    ====================

UNIT TRANSACTIONS
  Units purchased                                                                 -                   3,658
  Units redeemed                                                               (214)                (54,023)
  Units transferred                                                          40,119                   5,371
                                                               --------------------    --------------------
Net increase (decrease) in units                                             39,905                 (44,994)
                                                               ====================    ====================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                           INITIAL CLASS
                                                               --------------------------------------------------------------------
                                                                                         VIP III GROWTH &         VIP III GROWTH
                                                                VIP II CONTRAFUND             INCOME               OPPORTUNITY
                                                                  (PINNACLE(TM))          (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (84,912)   $             (8,566)   $            (11,893)
  Net realized gain (loss) on sales of investments                       (1,003,390)                (71,053)                    277
  Change in net unrealized appreciation
    (depreciation) during the period                                      3,456,596               1,117,300                 548,357
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                         2,368,294               1,037,681                 536,741

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       102,335                  15,123                  16,954
  Contract terminations and benefits                                       (757,821)               (539,798)               (422,127)
  Net transfers among investment options                                   (946,271)                435,938                 781,174
  Contract maintenance charges                                               (5,554)                 (2,105)                 (1,147)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (1,607,311)                (90,842)                374,854
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           760,983                 946,839                 911,595

Net assets, beginning of year                                            10,651,405               4,898,157               2,119,818
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $         11,412,388    $          5,844,996    $          3,031,413
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             8,377                   1,258                   2,160
  Units redeemed                                                            (63,222)                (49,439)                (54,826)
  Units transferred                                                         (93,626)                 36,973                  86,875
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                           (148,471)                (11,208)                 34,209
                                                               ====================================================================

                                                                            INSTITUTIONAL SHARES
                                                               --------------------------------------------
                                                                                            JANUS ASPEN
                                                                    JANUS ASPEN               CAPITAL
                                                                     BALANCED              APPRECIATION
                                                                  (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                                  -JANUARY 17**-          -JANUARY 17**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (12,301)   $             (7,170)
  Net realized gain (loss) on sales of investments                       (3,615,376)             (5,459,442)
  Change in net unrealized appreciation
    (depreciation) during the period                                      3,714,258               5,739,097
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            86,581                 272,485

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         1,143                  (6,477)
  Contract terminations and benefits                                       (147,858)                (30,832)
  Net transfers among investment options                                (19,355,023)            (11,341,759)
  Contract maintenance charges                                                 (263)                   (117)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                    (19,502,001)            (11,379,185)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                       (19,415,420)            (11,106,700)

Net assets, beginning of year                                            19,415,420              11,106,700
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                81                    (471)
  Units redeemed                                                            (10,521)                 (2,242)
  Units transferred                                                      (1,389,374)               (828,005)
                                                               --------------------------------------------
Net increase (decrease) in units                                         (1,399,814)               (830,718)
                                                               ============================================

                                                                            INSTITUTIONAL SHARES
                                                               --------------------------------------------
                                                                   JANUS ASPEN              JANUS ASPEN
                                                                   MONEY MARKET             WORLDWIDE
                                                                  (PINNACLE(TM))              GROWTH
                                                                     DIVISION             (PINNACLE(TM))
                                                                  -JANUARY 17**-             DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (2,297)   $            (13,687)
  Net realized gain (loss) on sales of investments                             (531)             (1,257,783)
  Change in net unrealized appreciation
    (depreciation) during the period                                            (26)              2,819,708
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            (2,854)              1,548,238

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         3,350                  85,278
  Contract terminations and benefits                                        (34,924)               (610,393)
  Net transfers among investment options                                (19,608,801)               (210,871)
  Contract maintenance charges                                                 (109)                 (3,853)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                    (19,640,484)               (739,839)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                       (19,643,338)                808,399

Net assets, beginning of year                                            19,643,338               7,466,460
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $          8,274,859
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                               286                   8,463
  Units redeemed                                                             (2,996)                (62,175)
  Units transferred                                                      (1,677,644)                (19,622)
                                                               --------------------------------------------
Net increase (decrease) in units                                         (1,680,354)                (73,334)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                                                                   MFS EMERGING
                                                                    VIP GROWTH           VIP III MID CAP              GROWTH
                                                                  (PINNACLE(TM))          (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (34,648)   $            (65,686)   $             (9,339)
  Net realized gain (loss) on sales of investments                          (65,847)                (59,586)                (96,907)
  Change in net unrealized appreciation
    (depreciation) during the period                                        901,585               2,135,196                 277,249
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           801,090               2,009,924                 171,003

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        22,141                  18,513                   3,863
  Contract terminations and benefits                                       (227,919)               (499,007)                (40,276)
  Net transfers among investment options                                    240,911                (536,244)                (14,866)
  Contract maintenance charges                                               (2,250)                 (3,136)                   (313)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         32,883              (1,019,874)                (51,592)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           833,973                 990,050                 119,411

Net assets, beginning of year                                             2,592,238               6,742,118                 641,479
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          3,426,211    $          7,732,168    $            760,890
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             3,362                   1,104                     777
  Units redeemed                                                            (33,556)                (30,595)                 (8,929)
  Units transferred                                                          33,893                 (43,489)                 (3,740)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              3,699                 (72,980)                (11,892)
                                                               ====================================================================

                                                                                SERVICE CLASS
                                                               --------------------------------------------
                                                                   MFS EMERGING           MFS INVESTORS
                                                                      GROWTH                  TRUST
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (2,226)   $             (6,952)
  Net realized gain (loss) on sales of investments                            9,213                  (7,563)
  Change in net unrealized appreciation
    (depreciation) during the period                                         28,170                 153,879
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            35,157                 139,364

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        68,235                   4,238
  Contract terminations and benefits                                         (1,342)                (35,388)
  Net transfers among investment options                                    194,682                  23,452
  Contract maintenance charges                                                  (18)                   (305)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        261,557                  (8,003)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           296,714                 131,361

Net assets, beginning of year                                                 9,754                 730,592
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            306,468    $            861,953
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                             8,498                     637
  Units redeemed                                                               (149)                 (5,263)
  Units transferred                                                          22,532                   2,318
                                                               --------------------------------------------
Net increase (decrease) in units                                             30,881                  (2,308)
                                                               ============================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                  MFS INVESTORS            MFS MID CAP
                                                                      TRUST                   GROWTH
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (1,093)   $            (11,328)
  Net realized gain (loss) on sales of investments                             (143)               (104,971)
  Change in net unrealized appreciation
    (depreciation) during the period                                         22,630                 342,518
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            21,394                 226,219

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        12,264                  (2,750)
  Contract terminations and benefits                                           (159)                (12,158)
  Net transfers among investment options                                     37,766                 350,130
  Contract maintenance charges                                                  (32)                   (369)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         49,839                 334,853
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            71,233                 561,072

Net assets, beginning of year                                                67,321                 716,698
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            138,554    $          1,277,770
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                             1,369                    (627)
  Units redeemed                                                                (22)                 (2,311)
  Units transferred                                                           4,518                  53,232
                                                               --------------------------------------------
Net increase (decrease) in units                                              5,865                  50,294
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                          SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                   MFS MID CAP               MFS NEW                 MFS NEW
                                                                      GROWTH                DISCOVERY               DISCOVERY
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (9,174)   $            (10,881)   $               (975)
  Net realized gain (loss) on sales of investments                          (11,236)                 43,830                   7,632
  Change in net unrealized appreciation
    (depreciation) during the period                                        205,249                 185,197                  11,900
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           184,839                 218,146                  18,557

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       481,603                  10,430                  66,253
  Contract terminations and benefits                                        (18,906)                (35,517)                   (341)
  Net transfers among investment options                                     52,899                 112,078                  96,103
  Contract maintenance charges                                                 (185)                   (429)                     (1)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        515,411                  86,562                 162,014
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           700,250                 304,708                 180,571

Net assets, beginning of year                                               303,395                 776,180                  10,333
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,003,645    $          1,080,888    $            190,904
                                                               =====================================================================

UNIT TRANSACTIONS
  Units purchased                                                            62,351                   1,456                   7,123
  Units redeemed                                                             (2,452)                 (4,986)                    (36)
  Units transferred                                                           7,028                  10,315                  11,006
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             66,927                   6,785                  18,093
                                                               =====================================================================

                                                                              SERVICE CLASS
                                                               --------------------------------------------
                                                                   MFS CAPITAL             MFS CAPITAL
                                                                  OPPORTUNITIES           OPPORTUNITIES
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (9,026)   $               (534)
  Net realized gain (loss) on sales of investments                          (14,759)                   (330)
  Change in net unrealized appreciation
    (depreciation) during the period                                        174,091                  10,567
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           150,306                   9,703

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         2,640                  31,192
  Contract terminations and benefits                                        (57,615)                   (249)
  Net transfers among investment options                                     18,708                   3,622
  Contract maintenance charges                                                 (278)                    (12)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (36,545)                 34,553
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           113,761                  44,256

Net assets, beginning of year                                               632,504                  13,391
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            746,265    $             57,647
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                               447                   3,879
  Units redeemed                                                            (10,021)                    (31)
  Units transferred                                                           2,460                     427
                                                               --------------------------------------------
Net increase (decrease) in units                                             (7,114)                  4,275
                                                               ============================================

                                                                                SERVICE CLASS
                                                               --------------------------------------------
                                                                  MFS INVESTORS
                                                                   GROWTH STOCK            MFS RESEARCH
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (405)   $               (427)
  Net realized gain (loss) on sales of investments                              (17)                   (165)
  Change in net unrealized appreciation
    (depreciation) during the period                                          5,715                   8,558
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                             5,293                   7,966

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         2,358                   6,563
  Contract terminations and benefits                                              -                    (467)
  Net transfers among investment options                                     13,209                  62,592
  Contract maintenance charges                                                   (9)                     (3)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         15,558                  68,685
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            20,851                  76,651

Net assets, beginning of year                                                17,716                   3,588
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             38,567    $             80,239
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                               258                     733
  Units redeemed                                                                 (1)                    (52)
  Units transferred                                                           1,576                   7,042
                                                               --------------------------------------------
Net increase (decrease) in units                                              1,833                   7,723
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                             SERVICE CLASS                       SERVICE CLASS 2
                                                               --------------------------------------------    --------------------
                                                                                            TOUCHSTONE
                                                                                           MONEY MARKET
                                                                 MFS TOTAL RETURN       (PINNACLE IV(TM))         VIP CONTRAFUND
                                                                (PINNACLE IV(TM))            DIVISION           (PINNACLE IV(TM))
                                                                     DIVISION               -JULY 14*-               DIVISION
                                                               --------------------------------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (1,517)   $            (13,354)   $            (11,547)
  Net realized gain (loss) on sales of investments                           (1,207)                      -                     975
  Change in net unrealized appreciation
    (depreciation) during the period                                        111,688                       -                 258,519
                                                               --------------------------------------------    --------------------
Net increase (decrease) in net assets resulting
  from operations                                                           108,964                 (13,354)                247,947

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       449,949               1,196,371                 844,019
  Contract terminations and benefits                                        (36,014)                (80,745)                (30,596)
  Net transfers among investment options                                    380,874               3,125,532                 545,469
  Contract maintenance charges                                                 (148)                 (2,623)                   (213)
                                                               --------------------------------------------    --------------------
Net increase (decrease) in net assets
  from contract related transactions                                        794,661               4,238,535               1,358,679
                                                               --------------------------------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS                                           903,625               4,225,181               1,606,626

Net assets, beginning of year                                               330,049                       -                 273,422
                                                               --------------------------------------------    --------------------

NET ASSETS, END OF YEAR                                        $          1,233,674    $          4,225,181    $          1,880,048
                                                               ============================================    ====================

UNIT TRANSACTIONS
  Units purchased                                                            43,812                 119,962                  82,362
  Units redeemed                                                             (3,518)                 (8,357)                 (2,978)
  Units transferred                                                          38,562                 312,610                  53,152
                                                               --------------------------------------------    --------------------
Net increase (decrease) in units                                             78,856                 424,215                 132,536
                                                               ============================================    ====================

                                                                             SERVICE CLASS 2
                                                               --------------------------------------------
                                                                   VIP EQUITY-             VIP GROWTH &
                                                                      INCOME                  INCOME
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (2,774)   $             (6,878)
  Net realized gain (loss) on sales of investments                          (10,571)                 (3,034)
  Change in net unrealized appreciation
    (depreciation) during the period                                        275,142                 177,236
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           261,797                 167,324

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       354,374                 495,653
  Contract terminations and benefits                                        (91,787)                (28,304)
  Net transfers among investment options                                    433,169                 403,662
  Contract maintenance charges                                                 (177)                   (317)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        695,579                 870,694
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           957,376               1,038,018

Net assets, beginning of year                                               535,825                 446,141
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,493,201    $          1,484,159
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                            36,590                  50,487
  Units redeemed                                                             (9,402)                 (2,986)
  Units transferred                                                          46,559                  41,219
                                                               --------------------------------------------
Net increase (decrease) in units                                             73,747                  88,720
                                                               ============================================

                                                                               SERVICE CLASS 2
                                                               --------------------------------------------
                                                                                            VIP GROWTH
                                                                    VIP GROWTH            OPPORTUNITIES
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (8,135)   $               (648)
  Net realized gain (loss) on sales of investments                            4,528                     (76)
  Change in net unrealized appreciation
    (depreciation) during the period                                        168,905                  15,870
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           165,298                  15,146

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       247,781                  17,443
  Contract terminations and benefits                                         (6,136)                 (1,407)
  Net transfers among investment options                                    518,060                  30,286
  Contract maintenance charges                                                 (146)                    (20)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        759,559                  46,302
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           924,857                  61,448

Net assets, beginning of year                                               247,705                  38,558
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,172,562    $            100,006
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                            27,996                   1,776
  Units redeemed                                                               (716)                   (146)
  Units transferred                                                          60,710                   3,255
                                                               --------------------------------------------
Net increase (decrease) in units                                             87,990                   4,885
                                                               ============================================


SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                             SERVICE CLASS 2                      SERVICE SHARES
                                                               --------------------------------------------    --------------------
                                                                                            VIP MONEY
                                                                                              MARKET             JANUS ASPEN MID
                                                                   VIP MID CAP          (PINNACLE IV(TM))           CAP GROWTH
                                                                (PINNACLE IV(TM))            DIVISION             (PINNACLE(TM))
                                                                     DIVISION              -JULY 25**-               DIVISION
                                                               --------------------------------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (5,033)   $            (11,568)   $             (9,181)
  Net realized gain (loss) on sales of investments                           (2,419)                      -                 (24,048)
  Change in net unrealized appreciation
    (depreciation) during the period                                        156,343                       -                 227,163
                                                               --------------------------------------------    --------------------
Net increase (decrease) in net assets resulting
  from operations                                                           148,891                 (11,568)                193,934

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       166,827               1,013,688                   5,255
  Contract terminations and benefits                                         (6,337)               (117,853)                (23,891)
  Net transfers among investment options                                    319,879              (4,069,833)                (53,555)
  Contract maintenance charges                                                 (176)                   (485)                   (370)
                                                               --------------------------------------------    --------------------
Net increase (decrease) in net assets
  from contract related transactions                                        480,193              (3,174,483)                (72,561)
                                                               --------------------------------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS                                           629,084              (3,186,051)                121,373

Net assets, beginning of year                                               166,688               3,186,051                 604,383
                                                               --------------------------------------------    --------------------

NET ASSETS, END OF YEAR                                        $            795,772    $                  -    $            725,756
                                                               ============================================    ====================

UNIT TRANSACTIONS
  Units purchased                                                            15,433                 101,666                   1,517
  Units redeemed                                                               (560)                (11,853)                 (6,720)
  Units transferred                                                          31,184                (408,737)                (12,762)
                                                               --------------------------------------------    --------------------
Net increase (decrease) in units                                             46,057                (318,924)                (17,965)
                                                               ============================================    ====================

                                                                              SERVICE SHARES
                                                               --------------------------------------------
                                                                                            JANUS ASPEN
                                                                 JANUS ASPEN MID             BALANCED
                                                                    CAP GROWTH           (PINNACLE IV(TM))
                                                                (PINNACLE IV(TM))            DIVISION
                                                                     DIVISION             -JANUARY 17**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (728)   $               (207)
  Net realized gain (loss) on sales of investments                              205                  (7,769)
  Change in net unrealized appreciation
    (depreciation) during the period                                         15,187                   8,992
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            14,664                   1,016

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        60,352                   6,058
  Contract terminations and benefits                                           (349)                   (138)
  Net transfers among investment options                                       (709)               (310,557)
  Contract maintenance charges                                                  (25)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         59,269                (304,637)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            73,933                (303,621)

Net assets, beginning of year                                                24,592                 303,621
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $             98,525    $                  -
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                             6,083                     637
  Units redeemed                                                                (37)                    (15)
  Units transferred                                                              (6)                (32,991)
                                                               --------------------------------------------
Net increase (decrease) in units                                              6,040                 (32,369)
                                                               ============================================

                                                                             SERVICE SHARES
                                                               --------------------------------------------
                                                                    JANUS ASPEN
                                                                      CAPITAL            JANUS ASPEN CORE
                                                                   APPRECIATION               EQUITY
                                                                 (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                  -JANUARY 17**-          -JANUARY 17**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (163)   $                 (3)
  Net realized gain (loss) on sales of investments                          (12,297)                      9
  Change in net unrealized appreciation
    (depreciation) during the period                                         17,844                      43
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                             5,384                      49

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         8,790                       -
  Contract terminations and benefits                                         (1,081)                      -
  Net transfers among investment options                                   (236,798)                 (3,840)
  Contract maintenance charges                                                    -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (229,089)                 (3,840)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (223,705)                 (3,791)

Net assets, beginning of year                                               223,705                   3,791
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                               964                       -
  Units redeemed                                                               (117)                      -
  Units transferred                                                         (26,039)                   (454)
                                                               --------------------------------------------
Net increase (decrease) in units                                            (25,192)                   (454)
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                          SERVICE SHARES
                                                               --------------------------------------------------------------------
                                                                                                                   JANUS ASPEN
                                                                   JANUS ASPEN             JANUS ASPEN            INTERNATIONAL
                                                                      GROWTH                  GROWTH                  GROWTH
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (6,860)   $               (718)   $                 (7)
  Net realized gain (loss) on sales of investments                          (35,463)                  3,521                       2
  Change in net unrealized appreciation
    (depreciation) during the period                                        171,144                   9,670                     454
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           128,821                  12,473                     449

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         1,500                   5,726                   2,198
  Contract terminations and benefits                                        (59,023)                 (2,542)                      -
  Net transfers among investment options                                      9,885                  22,343                   3,185
  Contract maintenance charges                                                 (359)                    (17)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        (47,997)                 25,510                   5,383
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            80,824                  37,983                   5,832
Net assets, beginning of year                                               504,630                  33,937                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            585,454    $             71,920    $              5,832
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                               250                     657                     235
  Units redeemed                                                            (10,836)                   (267)                      -
  Units transferred                                                            (806)                  2,406                     321
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (11,392)                  2,796                     556
                                                               ====================================================================

                                                                              SERVICE SHARES
                                                               --------------------------------------------
                                                                   JANUS ASPEN             JANUS ASPEN
                                                                 STRATEGIC VALUE         STRATEGIC VALUE
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                  -JANUARY 17**-          -JANUARY 17**-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (450)   $                (99)
  Net realized gain (loss) on sales of investments                         (120,809)                    602
  Change in net unrealized appreciation
    (depreciation) during the period                                        146,371                   4,565
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            25,112                   5,068

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                           335                       -
  Contract terminations and benefits                                           (749)                    (12)
  Net transfers among investment options                                   (716,550)               (144,212)
  Contract maintenance charges                                                   (8)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (716,972)               (144,224)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (691,860)               (139,156)
Net assets, beginning of year                                               691,860                 139,156
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                51                       -
  Units redeemed                                                               (116)                     (1)
  Units transferred                                                        (106,375)                (17,547)
                                                               --------------------------------------------
Net increase (decrease) in units                                           (106,440)                (17,548)
                                                               ============================================

                                                                  SERVICE SHARES          CLASS 1B SHARES
                                                               --------------------    --------------------
                                                                   JANUS ASPEN
                                                                    WORLDWIDE               PUTNAM VT
                                                                      GROWTH             GROWTH & INCOME
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (581)   $              1,809
  Net realized gain (loss) on sales of investments                           (3,282)                148,813
  Change in net unrealized appreciation
    (depreciation) during the period                                         25,379                  55,651
                                                               --------------------    --------------------
Net increase (decrease) in net assets resulting
  from operations                                                            21,516                 206,273

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        19,593                       -
  Contract terminations and benefits                                           (261)                 (6,141)
  Net transfers among investment options                                      6,525                (120,584)
  Contract maintenance charges                                                  (70)                   (106)
                                                               --------------------    --------------------
Net increase (decrease) in net assets
  from contract related transactions                                         25,787                (126,831)
                                                               --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS                                            47,303                  79,442
Net assets, beginning of year                                                74,828                 407,694
                                                               --------------------    --------------------

NET ASSETS, END OF YEAR                                        $            122,131    $            487,136
                                                               ====================    ====================

UNIT TRANSACTIONS
  Units purchased                                                             2,320                       -
  Units redeemed                                                                (39)                   (683)
  Units transferred                                                             914                  (1,669)
                                                               --------------------    --------------------
Net increase (decrease) in units                                              3,195                  (2,352)
                                                               ====================    ====================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                         CLASS 1B SHARES
                                                               --------------------------------------------------------------------
                                                                                            PUTNAM VT               PUTNAM VT
                                                                    PUTNAM VT             INTERNATIONAL           INTERNATIONAL
                                                                 GROWTH & INCOME              EQUITY                  EQUITY
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (1,440)   $             (2,587)   $             (1,014)
  Net realized gain (loss) on sales of investments                           41,265                 103,138                   5,817
  Change in net unrealized appreciation
    (depreciation) during the period                                         49,568                  87,038                  33,959
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                              89,393                 187,589                  38,762

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       407,441                  16,946                  37,584
  Contract terminations and benefits                                         (7,127)                (22,934)                 (3,759)
  Net transfers among investment options                                   (180,524)                 71,424                  23,536
  Contract maintenance charges                                                 (100)                   (377)                    (45)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        219,690                  65,059                  57,316
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           309,083                 252,648                  96,078
Net assets, beginning of year                                               150,078                 703,177                  92,734
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            459,161    $            955,825    $            188,812
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                            43,899                   2,061                   3,821
  Units redeemed                                                               (777)                 (2,823)                   (389)
  Units transferred                                                         (17,547)                  7,187                   3,068
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             25,575                   6,425                   6,500
                                                               ====================================================================

                                                                              CLASS 1B SHARES
                                                               --------------------------------------------

                                                                 PUTNAM VT SMALL         PUTNAM VT SMALL
                                                                    CAP VALUE               CAP VALUE
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (14,165)   $             (5,000)
  Net realized gain (loss) on sales of investments                          127,324                  (1,608)
  Change in net unrealized appreciation
    (depreciation) during the period                                        429,254                 186,408
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                             542,413                 179,800

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                           370                 109,129
  Contract terminations and benefits                                       (107,052)                 (4,732)
  Net transfers among investment options                                    529,581                 305,705
  Contract maintenance charges                                                 (382)                   (209)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        422,517                 409,893
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           964,930                 589,693
Net assets, beginning of year                                               923,688                 152,581
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,888,618    $            742,274
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                31                  10,402
  Units redeemed                                                            (10,976)                   (484)
  Units transferred                                                          54,471                  31,902
                                                               --------------------------------------------
Net increase (decrease) in units                                             43,526                  41,820
                                                               ============================================

                                                                               CLASS 1B SHARES
                                                               --------------------------------------------

                                                                    PUTNAM VT               PUTNAM VT
                                                                 DISCOVERY GROWTH        DISCOVERY GROWTH
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (1,851)   $               (365)
  Net realized gain (loss) on sales of investments                           25,065                   7,698
  Change in net unrealized appreciation
    (depreciation) during the period                                         11,452                     535
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                              34,666                   7,868

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                  36,002
  Contract terminations and benefits                                        (32,922)                   (227)
  Net transfers among investment options                                     26,438                 (17,839)
  Contract maintenance charges                                                  (46)                     (3)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         (6,530)                 17,933
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            28,136                  25,801
Net assets, beginning of year                                               120,006                   1,086
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            148,142    $             26,887
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                 -                   4,254
  Units redeemed                                                             (3,160)                    (27)
  Units transferred                                                           2,401                  (1,682)
                                                               --------------------------------------------
Net increase (decrease) in units                                               (759)                  2,545
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                              CLASS A
                                                               --------------------------------------------------------------------
                                                                   SCUDDER EAFE            SCUDDER EAFE           SCUDDER EQUITY
                                                                   EQUITY INDEX            EQUITY INDEX             500 INDEX
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             18,195    $              1,186    $            (24,574)
  Net realized gain (loss) on sales of investments                          167,489                    (376)             (1,553,288)
  Change in net unrealized appreciation
    (depreciation) during the period                                         94,053                  11,031               3,628,553
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           279,737                  11,841               2,050,691

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         3,000                       -                  85,548
  Contract terminations and benefits                                        (33,878)                   (636)               (986,309)
  Net transfers among investment options                                    494,291                   1,176              (3,147,884)
  Contract maintenance charges                                                 (215)                     (6)                 (5,630)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        463,198                     534              (4,054,275)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           742,935                  12,375              (2,003,584)
Net assets, beginning of year                                               476,058                  36,488              12,348,981
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,218,993    $             48,863    $         10,345,397
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                               390                       -                   8,422
  Units redeemed                                                             (4,381)                    (64)                (97,866)
  Units transferred                                                          67,822                     145                (361,359)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             63,831                      81                (450,803)
                                                               ====================================================================

                                                                                 CLASS A
                                                               --------------------------------------------
                                                                  SCUDDER EQUITY          SCUDDER SMALL
                                                                    500 INDEX               CAP INDEX
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (1,740)   $            (21,009)
  Net realized gain (loss) on sales of investments                          (26,813)               (484,922)
  Change in net unrealized appreciation
    (depreciation) during the period                                        160,663               1,652,540
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           132,110               1,146,609

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         4,090                   8,063
  Contract terminations and benefits                                        (82,920)               (267,269)
  Net transfers among investment options                                    100,370              (1,659,767)
  Contract maintenance charges                                                 (186)                 (1,225)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         21,354              (1,920,198)
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           153,464                (773,589)
Net assets, beginning of year                                               475,661               4,956,966
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            629,125    $          4,183,377
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                               485                     831
  Units redeemed                                                             (9,038)                (27,214)
  Units transferred                                                          11,352                (217,887)
                                                               --------------------------------------------
Net increase (decrease) in units                                              2,799                (244,270)
                                                               ============================================

                                                                     CLASS A                  CLASS B
                                                               --------------------    --------------------
                                                                  SCUDDER SMALL            SCUDDER EAFE
                                                                    CAP INDEX              EQUITY INDEX
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (377)   $                482
  Net realized gain (loss) on sales of investments                           (4,192)                   (157)
  Change in net unrealized appreciation
    (depreciation) during the period                                         26,168                  13,894
                                                               --------------------    --------------------
Net increase (decrease) in net assets resulting
  from operations                                                            21,599                  14,219

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                           400                   8,976
  Contract terminations and benefits                                            (86)                   (327)
  Net transfers among investment options                                     16,111                  47,652
  Contract maintenance charges                                                  (42)                    (22)
                                                               --------------------    --------------------
Net increase (decrease) in net assets
  from contract related transactions                                         16,383                  56,279
                                                               --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS                                            37,982                  70,498
Net assets, beginning of year                                                42,557                  20,812
                                                               --------------------    --------------------

NET ASSETS, END OF YEAR                                        $             80,539    $             91,310
                                                               ====================    ====================

UNIT TRANSACTIONS
  Units purchased                                                                49                     926
  Units redeemed                                                                (12)                    (43)
  Units transferred                                                           1,554                   5,394
                                                               --------------------    --------------------
Net increase (decrease) in units                                              1,591                   6,277
                                                               ====================    ====================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                CLASS B
                                                               --------------------------------------------
                                                                 SCUDDER EQUITY           SCUDDER SMALL
                                                                    500 INDEX               CAP INDEX
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (5,808)   $             (1,645)
  Net realized gain (loss) on sales of investments                           (2,318)                  1,136
  Change in net unrealized appreciation
    (depreciation) during the period                                        230,151                  64,030
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           222,025                  63,521

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       681,230                 204,907
  Contract terminations and benefits                                        (30,826)                (17,601)
  Net transfers among investment options                                    422,610                 151,250
  Contract maintenance charges                                                 (214)                    (34)
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      1,072,800                 338,522
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         1,294,825                 402,043
Net assets, beginning of year                                               312,515                  27,830
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          1,607,340    $            429,873
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                            72,632                  21,634
  Units redeemed                                                             (3,383)                 (2,032)
  Units transferred                                                          46,113                  15,963
                                                               --------------------------------------------
Net increase (decrease) in units                                            115,362                  35,565
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

        Separate Account II of National Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2002

                                                                                                                GABELLI LARGE CAP
                                                                                        GABELLI LARGE CAP             VALUE
                                                                                              VALUE             (PINNACLE IV(TM))
                                                                                          (PINNACLE(TM))             DIVISION
                                                                      TOTAL                  DIVISION             -FEBRUARY 20*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            367,892    $            (36,323)   $             (2,149)
  Net realized gain (loss) on sales of investments                      (26,136,803)             (1,631,119)                (21,897)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (3,533,039)                395,423                 (24,385)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                       (29,301,950)             (1,272,019)                (48,431)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                    12,308,772                  46,094                 221,674
  Contract terminations and benefits                                    (20,084,819)               (396,329)                   (364)
  Net transfers among investment options                                  5,879,096                (154,505)                101,821
  Contract maintenance charges                                              (72,464)                 (1,652)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (1,969,415)               (506,392)                323,131
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                       (31,271,365)             (1,778,411)                274,700
Net assets, beginning of year                                           198,517,583               3,546,504                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $        167,246,218    $          1,768,093    $            274,700
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                                                     3,879                  23,621
  Units redeemed                                                                                    (38,015)                    (47)
  Units transferred                                                                                 (35,445)                 12,714
                                                                                       --------------------------------------------
Net increase (decrease) in units                                                                    (69,581)                 36,288
                                                                                       ============================================

                                                                                          HARRIS BRETALL
                                                                  HARRIS BRETALL         SULLIVAN & SMITH
                                                                 SULLIVAN & SMITH       (PINNACLE IV(TM))
                                                                  (PINNACLE(TM))             DIVISION
                                                                     DIVISION             -FEBRUARY 20*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (72,498)   $               (557)
  Net realized gain (loss) on sales of investments                       (6,114,455)                   (586)
  Change in net unrealized appreciation
    (depreciation) during the period                                      3,909,413                 (11,401)
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                        (2,277,540)                (12,544)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        88,681                  47,598
  Contract terminations and benefits                                       (294,565)                   (180)
  Net transfers among investment options                                   (994,908)                 37,565
  Contract maintenance charges                                               (2,312)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (1,203,104)                 84,983
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (3,480,644)                 72,439
Net assets, beginning of year                                             6,993,007                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          3,512,363    $             72,439
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                             4,875                   5,429
  Units redeemed                                                            (19,433)                    (24)
  Units transferred                                                         (83,755)                  4,656
                                                               --------------------------------------------
Net increase (decrease) in units                                            (98,313)                 10,061
                                                               ============================================

                                                                THIRD AVENUE VALUE      THIRD AVENUE VALUE
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION             -FEBRUARY 20*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             19,740    $              7,054
  Net realized gain (loss) on sales of investments                         (202,350)                (10,842)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (2,047,913)               (125,708)
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                        (2,230,523)               (129,496)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       325,439                 947,256
  Contract terminations and benefits                                     (1,085,338)                (10,829)
  Net transfers among investment options                                    267,861                 350,089
  Contract maintenance charges                                               (4,951)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (496,989)              1,286,516
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (2,727,512)              1,157,020
Net assets, beginning of year                                            10,574,099                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $          7,846,587    $          1,157,020
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                            10,870                  98,380
  Units redeemed                                                            (41,655)                 (1,229)
  Units transferred                                                            (447)                 42,249
                                                               --------------------------------------------
Net increase (decrease) in units                                            (31,232)                139,400
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                                           BARON SMALL              TOUCHSTONE
                                                                 BARON SMALL CAP            CAP VALUE                BALANCED
                                                                      VALUE             (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                  (PINNACLE(TM))             DIVISION                DIVISION
                                                                     DIVISION             -FEBRUARY 20*-             -MAY 7*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (51,625)   $             (1,585)   $                 (2)
  Net realized gain (loss) on sales of investments                          238,302                  (2,720)                     41
  Change in net unrealized appreciation
    (depreciation) during the period                                       (786,561)                (19,587)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                          (599,884)                (23,892)                     39

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        66,450                 177,621                       -
  Contract terminations and benefits                                       (394,454)                 (2,130)                      -
  Net transfers among investment options                                   (362,449)                 81,549                     (39)
  Contract maintenance charges                                               (1,975)                      -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                       (692,428)                257,040                     (39)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (1,292,312)                233,148                       -
Net assets, beginning of year                                             4,101,970                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          2,809,658    $            233,148    $                  -
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             4,028                  17,734                       -
  Units redeemed                                                            (24,041)                   (226)                      -
  Units transferred                                                         (23,906)                  8,777                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (43,919)                 26,285                       -
                                                               ====================================================================

                                                                                            TOUCHSTONE
                                                                    TOUCHSTONE                 BOND                 TOUCHSTONE
                                                                     BALANCED           (PINNACLE IV(TM))              BOND
                                                                  (PINNACLE(TM))             DIVISION             (PINNACLE(TM))
                                                                     DIVISION                -MAY 7*-                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $              7,257    $             12,864    $             60,693
  Net realized gain (loss) on sales of investments                           (8,139)                      1                  16,106
  Change in net unrealized appreciation
    (depreciation) during the period                                         13,187                 (10,690)                (48,282)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            12,305                   2,175                  28,517

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                            60                 130,639                       -
  Contract terminations and benefits                                         (1,348)                      -                 (37,497)
  Net transfers among investment options                                    408,442                  17,232                 761,285
  Contract maintenance charges                                                  (18)                      -                     (30)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        407,136                 147,871                 723,758
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           419,441                 150,046                 752,275
Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            419,441    $            150,046    $            752,275
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                                 7                  12,661                       -
  Units redeemed                                                               (148)                      -                  (3,636)
  Units transferred                                                          45,535                   1,670                  75,418
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             45,394                  14,331                  71,782
                                                               ====================================================================

                                                                    TOUCHSTONE
                                                                     EMERGING               TOUCHSTONE              TOUCHSTONE
                                                                      GROWTH                 EMERGING              ENHANCED 30
                                                                (PINNACLE IV(TM))             GROWTH             (PINNACLE IV(TM))
                                                                     DIVISION             (PINNACLE(TM))             DIVISION
                                                                     -MAY 7*-                DIVISION                -MAY 7*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                498    $                218    $                 20
  Net realized gain (loss) on sales of investments                               (5)                   (229)                      -
  Change in net unrealized appreciation
    (depreciation) during the period                                         (1,416)                   (239)                    (67)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                              (923)                   (250)                    (47)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        12,763                       -                       -
  Contract terminations and benefits                                              -                       -                       -
  Net transfers among investment options                                        325                   6,432                   1,526
  Contract maintenance charges                                                    -                       -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         13,088                   6,432                   1,526
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            12,165                   6,182                   1,479
Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             12,165    $              6,182    $              1,479
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             1,546                       -                       -
  Units redeemed                                                                  -                       -                       -
  Units transferred                                                              40                     309                     181
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              1,586                     309                     181
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                                            TOUCHSTONE
                                                                                             GROWTH &               TOUCHSTONE
                                                                    TOUCHSTONE                INCOME                 GROWTH &
                                                                   ENHANCED 30          (PINNACLE IV(TM))             INCOME
                                                                  (PINNACLE(TM))             DIVISION             (PINNACLE(TM))
                                                                     DIVISION                -MAY 7*-                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (109)   $                (83)   $               (536)
  Net realized gain (loss) on sales of investments                          (12,768)                 (1,472)                (38,442)
  Change in net unrealized appreciation
    (depreciation) during the period                                           (136)                   (124)                 (1,034)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           (13,013)                 (1,679)                (40,012)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                       -                   1,539
  Contract terminations and benefits                                              -                       -                 (14,316)
  Net transfers among investment options                                     15,385                   2,892                  72,537
  Contract maintenance charges                                                    -                       -                    (114)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         15,385                   2,892                  59,646
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             2,372                   1,213                  19,634
Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $              2,372    $              1,213    $             19,634
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                                 -                       -                     187
  Units redeemed                                                                  -                       -                  (1,777)
  Units transferred                                                              43                     147                   3,967
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                 43                     147                   2,377
                                                               ====================================================================

                                                                                            TOUCHSTONE              TOUCHSTONE
                                                                    TOUCHSTONE             GROWTH/VALUE             HIGH YIELD
                                                                   GROWTH/VALUE         (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                  (PINNACLE(TM))             DIVISION                DIVISION
                                                                     DIVISION                -MAY 7*-                -MAY 7*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                (25)   $                (18)   $             13,161
  Net realized gain (loss) on sales of investments                           (4,274)                      2                    (160)
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                    (110)                (11,710)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            (4,299)                   (126)                  1,291

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         7,281                   6,900                  97,528
  Contract terminations and benefits                                              -                       -                  (3,153)
  Net transfers among investment options                                      4,301                       8                 108,270
  Contract maintenance charges                                                    -                       -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         11,582                   6,908                 202,645
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             7,283                   6,782                 203,936
Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $              7,283    $              6,782    $            203,936
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                               915                     852                  10,115
  Units redeemed                                                                  -                       -                    (337)
  Units transferred                                                               -                       -                  11,160
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                915                     852                  20,938
                                                               ====================================================================

                                                                                            TOUCHSTONE              TOUCHSTONE
                                                                    TOUCHSTONE             INTERNATIONAL             LARGE CAP
                                                                    HIGH YIELD                EQUITY                  GROWTH
                                                                  (PINNACLE(TM))         (PINNACLE IV(TM))        (PINNACLE(TM))
                                                                     DIVISION                 DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            296,576    $               (221)   $                (46)
  Net realized gain (loss) on sales of investments                          (66,184)                 55,385                  (3,175)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (259,847)                   (927)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           (29,455)                 54,237                  (3,221)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         5,112                       -                       -
  Contract terminations and benefits                                       (198,938)                      -                       -
  Net transfers among investment options                                  4,902,637                    (670)                  3,221
  Contract maintenance charges                                                 (848)                      -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      4,707,963                    (670)                  3,221
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         4,678,508                  53,567                       -
Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          4,678,508   $              53,567    $                  -
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                               526                       -                       -
  Units redeemed                                                            (21,265)                      -                       -
  Units transferred                                                         500,586                   6,903                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            479,847                   6,903                       -
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                                                                    TOUCHSTONE
                                                                    TOUCHSTONE              TOUCHSTONE              SMALL CAP
                                                                   MONEY MARKET            MONEY MARKET               VALUE
                                                                (PINNACLE IV(TM))         (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                (23)   $                 12    $               (765)
  Net realized gain (loss) on sales of investments                                -                       -                  (7,419)
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                       1                    (667)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                               (23)                     13                  (8,851)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        33,784                       -                       -
  Contract terminations and benefits                                           (206)               (106,978)                      -
  Net transfers among investment options                                     40,925                 810,598                 163,536
  Contract maintenance charges                                                    -                     (33)                    (37)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         74,503                 703,587                 163,499
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            74,480                 703,600                 154,648
Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             74,480    $            703,600    $            154,648
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             3,380                       -                       -
  Units redeemed                                                                (21)                (10,701)                     (4)
  Units transferred                                                           4,089                  81,061                  19,335
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              7,448                  70,360                  19,331
                                                               ====================================================================

                                                                    TOUCHSTONE
                                                                    VALUE PLUS               JPM BOND                JPM BOND
                                                                  (PINNACLE(TM))          (PINNACLE(TM))        (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                  3    $            (83,666)   $             (6,899)
  Net realized gain (loss) on sales of investments                                -                (190,667)                  4,156
  Change in net unrealized appreciation
    (depreciation) during the period                                            (22)              1,085,738                  52,676
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                               (19)                811,405                  49,933

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                 439,221                 834,001
  Contract terminations and benefits                                              -              (1,289,609)                (10,822)
  Net transfers among investment options                                        370               4,046,043                 460,718
  Contract maintenance charges                                                    -                  (3,332)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                            370               3,192,323               1,283,897
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                               351               4,003,728               1,333,830
Net assets, beginning of year                                                     -               8,420,667                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $                351    $         12,424,395    $          1,333,830
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                                 -                  35,995                  82,104
  Units redeemed                                                                  -                (102,233)                 (1,041)
  Units transferred                                                              45                 325,970                  44,533
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                                 45                 259,732                 125,596
                                                               ====================================================================

                                                                       JPM                     JPM                 JPM MID CAP
                                                                  INTERNATIONAL            INTERNATIONAL              VALUE
                                                                  OPPORTUNITIES            OPPORTUNITIES        (PINNACLE IV(TM))
                                                                  (PINNACLE(TM))         (PINNACLE IV(TM))           DIVISION
                                                                     DIVISION                 DIVISION               -MAY 7*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (6,362)   $                (74)   $                (20)
  Net realized gain (loss) on sales of investments                          (93,627)                    (57)                     -
  Change in net unrealized appreciation
    (depreciation) during the period                                         16,512                    (906)                     42
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           (83,477)                 (1,037)                     22

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                           545                   7,531                   8,581
  Contract terminations and benefits                                        (39,941)                      -                       -
  Net transfers among investment options                                    375,364                   8,949                   9,024
  Contract maintenance charges                                                 (214)                      -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        335,754                  16,480                  17,605
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           252,277                  15,443                  17,627
Net assets, beginning of year                                               564,301                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            816,578    $             15,443    $             17,627
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                                59                     707                     937
  Units redeemed                                                             (4,765)                      -                       -
  Units transferred                                                          52,402                   1,068                     979
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             47,696                   1,775                   1,916
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* = 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                  MORGAN STANLEY         MORGAN STANLEY             VAN KAMPEN
                                                                    HIGH YIELD              HIGH YIELD               EMERGING
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))          MARKETS DEBT
                                                                     DIVISION                DIVISION             (PINNACLE(TM))
                                                                   -APRIL 30**-            -APRIL 30**-              DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (19,071)   $                (34)   $             55,670
  Net realized gain (loss) on sales of investments                       (1,093,636)                   (214)                (14,909)
  Change in net unrealized appreciation
    (depreciation) during the period                                      1,036,664                       -                  15,264
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           (76,043)                   (248)                 56,025

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        14,037                   8,300                   2,719
  Contract terminations and benefits                                       (149,766)                   (373)                (23,443)
  Net transfers among investment options                                 (3,892,691)                 (7,679)                376,932
  Contract maintenance charges                                                 (363)                      -                    (254)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (4,028,783)                    248                 355,954
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (4,104,826)                      -                 411,979
Net assets, beginning of year                                             4,104,826                       -                 571,409
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $                  -    $                  -    $            983,388
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             1,520                     831                     231
  Units redeemed                                                            (16,330)                    (37)                 (1,995)
  Units transferred                                                        (428,955)                   (794)                 30,932
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                           (443,765)                      -                  29,168
                                                               ====================================================================

                                                                    VAN KAMPEN
                                                                    EMERGING                                       VAN KAMPEN
                                                                   MARKETS DEBT             VAN KAMPEN           U.S. REAL ESTATE
                                                                (PINNACLE IV(TM))        U.S. REAL ESTATE       (PINNACLE IV(TM))
                                                                     DIVISION             (PINNACLE(TM))             DIVISION
                                                                  -FEBRUARY 20*-             DIVISION             -FEBRUARY 20*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $              2,463    $            115,732    $              7,671
  Net realized gain (loss) on sales of investments                              (20)                (29,584)                   (366)
  Change in net unrealized appreciation
    (depreciation) during the period                                           (240)               (191,151)                (10,539)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                             2,203                (105,003)                 (3,234)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        12,153                  47,993                  54,244
  Contract terminations and benefits                                              -                (132,975)                   (208)
  Net transfers among investment options                                     24,477               1,630,878                 117,179
  Contract maintenance charges                                                    -                    (516)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         36,630               1,545,380                 171,215
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            38,833               1,440,377                 167,981
Net assets, beginning of year                                                     -               1,265,551                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             38,833    $          2,705,928    $            167,981
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             1,296                   3,851                   5,316
  Units redeemed                                                                  -                 (10,883)                    (22)
  Units transferred                                                           2,456                 129,300                  11,988
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              3,752                 122,268                  17,282
                                                               ====================================================================

                                                                                           VAN KAMPEN
                                                                   VAN KAMPEN             BANDWIDTH &
                                                                   BANDWIDTH &         TELECOMMUNICATIONS
                                                                TELECOMMUNICATIONS      (PINNACLE IV(TM))
                                                                  (PINNACLE(TM))            DIVISION
                                                                     DIVISION            -FEBRUARY 20*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                298    $              9,340
  Net realized gain (loss) on sales of investments                              (10)                   (392)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (1,095)                 (8,224)
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                              (807)                    724

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                  18,175
  Contract terminations and benefits                                              -                       -
  Net transfers among investment options                                      1,383                       -
  Contract maintenance charges                                                   (1)                      -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                          1,382                  18,175
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                               575                  18,899
Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $                575   $              18,899
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                                 -                   5,906
  Units redeemed                                                                  -                       -
  Units transferred                                                             265                       -
                                                               --------------------------------------------
Net increase (decrease) in units                                                265                   5,906
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
** - 2002 close date for division
Note:  Year ended unless otherwise noted.

                                                                                           VAN KAMPEN
                                                                    VAN KAMPEN           BIOTECHNOLOGY
                                                                  BIOTECHNOLOGY                &
                                                                        &                PHARMACEUTICAL             VAN KAMPEN
                                                                  PHARMACEUTICAL       (PINNACLE IV(TM))             INTERNET
                                                                  (PINNACLE(TM))            DIVISION              (PINNACLE(TM))
                                                                     DIVISION            -FEBRUARY 20*-              DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $              3,620    $                149    $               (113)
  Net realized gain (loss) on sales of investments                         (297,973)                    (69)                (10,531)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (13,832)                 (2,161)                 (1,101)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                          (308,185)                 (2,081)                (11,745)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        55,697                  27,297                       -
  Contract terminations and benefits                                         (2,517)                      -                       -
  Net transfers among investment options                                    102,592                   5,268                  (7,299)
  Contract maintenance charges                                                  (63)                      -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        155,709                  32,565                  (7,299)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (152,476)                 30,484                 (19,044)
Net assets, beginning of year                                               326,992                       -                  19,044
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            174,516    $             30,484    $                  -
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             5,706                   3,365                       -
  Units redeemed                                                               (317)                      -                       -
  Units transferred                                                         (10,947)                    678                  (1,800)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             (5,558)                  4,043                  (1,800)
                                                               ====================================================================

                                                                                            VAN KAMPEN
                                                                   VAN KAMPEN              MS HIGH-TECH             VAN KAMPEN
                                                                  MS HIGH-TECH               35 INDEX                 MS U.S.
                                                                    35 INDEX             (PINNACLE IV(TM))         MULTINATIONAL
                                                                 (PINNACLE(TM))              DIVISION              (PINNACLE(TM))
                                                                    DIVISION               -FEBRUARY 20*-             DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (310)   $                (14)   $              1,048
  Net realized gain (loss) on sales of investments                          (29,583)                   (596)                   (130)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (4,325)                      -                 (17,476)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           (34,218)                   (610)                (16,558)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        19,468                       -                       -
  Contract terminations and benefits                                           (328)                    (18)                      -
  Net transfers among investment options                                     13,713                     628                  48,328
  Contract maintenance charges                                                  (81)                      -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         32,772                     610                  48,328
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            (1,446)                      -                  31,770
Net assets, beginning of year                                                40,219                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             38,773    $                  -    $             31,770
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             1,824                       -                       -
  Units redeemed                                                                (49)                     (2)                      -
  Units transferred                                                             612                       2                   5,623
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              2,387                       -                   5,623
                                                               ====================================================================

                                                                                                      INITIAL CLASS
                                                                                       --------------------------------------------
                                                                   VAN KAMPEN
                                                                    MS U.S.
                                                                  MULTINATIONAL            VIP EQUITY-                VIP II
                                                                (PINNACLE IV(TM))            INCOME                 CONTRAFUND
                                                                    DIVISION              (PINNACLE(TM))          (PINNACLE(TM))
                                                                 -FEBRUARY 20*-             DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                144    $            200,971    $            (53,806)
  Net realized gain (loss) on sales of investments                           (2,072)               (666,395)               (984,394)
  Change in net unrealized appreciation
    (depreciation) during the period                                             (3)             (1,024,206)                (99,517)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            (1,931)             (1,489,630)             (1,137,717)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         4,024                 178,175                 124,023
  Contract terminations and benefits                                              -                (663,583)               (740,960)
  Net transfers among investment options                                      7,071                 146,424               1,995,745
  Contract maintenance charges                                                    -                  (2,616)                 (4,862)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         11,095                (341,600)              1,373,946
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             9,164              (1,831,230)                236,229
Net assets, beginning of year                                                     -               7,710,835              10,415,176
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $              9,164   $           5,879,605   $          10,651,405
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                               639                  14,768                   9,649
  Units redeemed                                                                  -                 (59,956)                (63,870)
  Units transferred                                                             832                     845                 175,226
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              1,471                 (44,343)                121,005
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                              INITIAL CLASS                    INSTITUTIONAL SHARES
                                                               --------------------------------------------    --------------------
                                                                  VIP III GROWTH          VIP III GROWTH           JANUS ASPEN
                                                                     & INCOME              OPPORTUNITY               BALANCED
                                                                  (PINNACLE(TM))          (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             10,856    $             (4,894)   $            222,491
  Net realized gain (loss) on sales of investments                       (1,470,218)             (1,374,136)             (1,074,202)
  Change in net unrealized appreciation
  (depreciation) during the period                                           92,914                 621,624              (1,011,526)
                                                               --------------------------------------------    --------------------
Net increase (decrease) in net assets resulting
  from operations                                                        (1,366,448)               (757,406)             (1,863,237)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       144,206                  18,655                 250,128
  Contract terminations and benefits                                       (817,021)               (416,178)             (2,336,246)
  Net transfers among investment options                                 (1,357,656)               (276,724)               (403,842)
  Contract maintenance charges                                               (2,742)                 (1,296)                 (8,813)
                                                               --------------------------------------------    --------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (2,033,213)               (675,543)             (2,498,773)
                                                               --------------------------------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS                                        (3,399,661)             (1,432,949)             (4,362,010)
Net assets, beginning of year                                             8,297,818               3,552,767              23,777,430
                                                               --------------------------------------------    --------------------

NET ASSETS, END OF YEAR                                        $          4,898,157    $          2,119,818    $         19,415,420
                                                               ============================================    ====================

UNIT TRANSACTIONS
  Units purchased                                                            11,859                   2,358                  16,769
  Units redeemed                                                            (75,709)                (52,513)               (163,360)
  Units transferred                                                        (128,792)                (36,212)                (35,593)
                                                               --------------------------------------------    --------------------
Net increase (decrease) in units                                           (192,642)                (86,367)               (182,184)
                                                               ============================================    ====================

                                                                                       INSTITUTIONAL SHARES
                                                               --------------------------------------------------------------------
                                                                   JANUS ASPEN                                     JANUS ASPEN
                                                                     CAPITAL               JANUS ASPEN              WORLDWIDE
                                                                   APPRECIATION            MONEY MARKET               GROWTH
                                                                  (PINNACLE(TM))          (PINNACLE(TM))          (PINNACLE(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $           (109,567)   $             74,969    $            (51,419)
  Net realized gain (loss) on sales of investments                       (2,808,420)                      -              (2,436,569)
  Change in net unrealized appreciation
  (depreciation) during the period                                          271,068                       -                (732,322)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                        (2,646,919)                 74,969              (3,220,310)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       201,964                 602,911                 156,095
  Contract terminations and benefits                                     (1,355,421)             (5,629,514)               (772,181)
  Net transfers among investment options                                 (2,496,815)                260,356              (1,586,546)
  Contract maintenance charges                                               (8,083)                 (6,077)                 (5,463)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (3,658,355)             (4,772,324)             (2,208,095)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (6,305,274)             (4,697,355)             (5,428,405)
Net assets, beginning of year                                            17,411,974              24,340,693              12,894,865
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $         11,106,700    $         19,643,338    $          7,466,460
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                            13,246                  51,649                  13,148
  Units redeemed                                                            (94,110)               (482,312)                (69,528)
  Units transferred                                                        (171,926)                 23,479                (153,110)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                           (252,790)               (407,184)               (209,490)
                                                               ====================================================================

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                                            VIP III MID            MFS EMERGING
                                                                    VIP GROWTH                 CAP                   GROWTH
                                                                  (PINNACLE(TM))          (PINNACLE(TM))         (PINNACLE(TM))
                                                                     DIVISION                DIVISION               DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (37,193)   $            (34,328)   $            (11,020)
  Net realized gain (loss) on sales of investments                       (1,040,975)                 (8,546)                (40,267)
  Change in net unrealized appreciation
  (depreciation) during the period                                         (240,370)               (784,561)               (326,728)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                        (1,318,538)               (827,435)               (378,015)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       160,675                 112,217                  64,722
  Contract terminations and benefits                                       (597,262)               (392,010)                (53,277)
  Net transfers among investment options                                  1,048,752               1,058,215                  53,990
  Contract maintenance charges                                               (1,099)                 (3,083)                   (332)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        611,066                 775,339                  65,103
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (707,472)                (52,096)               (312,912)
Net assets, beginning of year                                             3,299,710               6,794,214                 954,391
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          2,592,238    $          6,742,118    $            641,479
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                            18,846                   6,909                  10,522
  Units redeemed                                                            (89,236)                (25,658)                 (9,792)
  Units transferred                                                         123,874                  66,049                   4,118
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                             53,484                  47,300                   4,848
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                                          SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                   MFS EMERGING                                   MFS INVESTORS
                                                                      GROWTH              MFS INVESTORS               TRUST
                                                                (PINNACLE IV(TM))             TRUST             (PINNACLE IV(TM))
                                                                     DIVISION             (PINNACLE(TM))             DIVISION
                                                                  -FEBRUARY 20*-             DIVISION             -FEBRUARY 20*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                (73)   $             (9,010)   $               (337)
  Net realized gain (loss) on sales of investments                           (1,082)               (217,056)                    (28)
  Change in net unrealized appreciation
    (depreciation) during the period                                           (622)                (47,361)                 (3,074)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            (1,777)               (273,427)                 (3,439)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         7,525                  21,866                   6,985
  Contract terminations and benefits                                              -                 (41,359)                    (54)
  Net transfers among investment options                                      4,006                 (22,679)                 63,829
  Contract maintenance charges                                                    -                    (407)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         11,531                 (42,579)                 70,760
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                             9,754                (316,006)                 67,321
Net assets, beginning of year                                                     -               1,046,598                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $              9,754    $            730,592    $             67,321
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                               789                   2,814                     798
  Units redeemed                                                                  -                  (6,104)                     (6)
  Units transferred                                                             522                  (9,964)                  7,438
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              1,311                 (13,254)                  8,230
                                                               ====================================================================

                                                                                          SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                                           MFS MID CAP
                                                                   MFS MID CAP                GROWTH                 MFS NEW
                                                                      GROWTH            (PINNACLE IV(TM))           DISCOVERY
                                                                  (PINNACLE(TM))             DIVISION             (PINNACLE(TM))
                                                                     DIVISION             -FEBRUARY 20*-             DIVISION
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (14,114)   $             (2,040)   $            (15,301)
  Net realized gain (loss) on sales of investments                         (484,929)                 (1,379)               (420,907)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (203,617)                (43,174)                (73,852)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                          (702,660)                (46,593)               (510,060)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        91,941                 251,191                  19,032
  Contract terminations and benefits                                        (15,885)                 (2,892)                (16,991)
  Net transfers among investment options                                    (83,129)                101,689                 (10,814)
  Contract maintenance charges                                                 (534)                      -                    (645)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         (7,607)                349,988                  (9,418)
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (710,267)                303,395                (519,478)
Net assets, beginning of year                                             1,426,965                       -               1,295,658
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            716,698    $            303,395    $            776,180
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                            12,068                  32,032                   2,054
  Units redeemed                                                             (3,135)                   (370)                 (2,188)
  Units transferred                                                         (26,223)                 14,307                 (14,393)
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                            (17,290)                 45,969                 (14,527)
                                                               ====================================================================

                                                                                         SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                     MFS NEW                                        MFS CAPITAL
                                                                    DISCOVERY              MFS CAPITAL             OPPORTUNITIES
                                                                (PINNACLE IV(TM))         OPPORTUNITIES          (PINNACLE IV(TM))
                                                                     DIVISION             (PINNACLE(TM))             DIVISION
                                                                  -FEBRUARY 20*-             DIVISION             -FEBRUARY 20*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (100)   $            (10,748)   $                (98)
  Net realized gain (loss) on sales of investments                              (23)               (506,287)                    (29)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (2,449)                169,332                  (1,635)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            (2,572)               (347,703)                 (1,762)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                         9,734                  10,191                   6,790
  Contract terminations and benefits                                              -                 (14,773)                      -
  Net transfers among investment options                                      3,171                  (5,676)                  8,363
  Contract maintenance charges                                                    -                    (423)                      -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         12,905                 (10,681)                 15,153
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            10,333                (358,384)                 13,391

Net assets, beginning of year                                                     -                 990,888                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             10,333    $            632,504    $             13,391
                                                               ====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             1,000                   1,450                     712
  Units redeemed                                                                  -                  (2,576)                      -
  Units transferred                                                             387                  (9,423)                  1,043
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              1,387                 (10,549)                  1,755
                                                               ====================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                                          SERVICE CLASS
                                                               --------------------------------------------------------------------
                                                                  MFS INVESTORS                                      MFS TOTAL
                                                                   GROWTH STOCK            MFS RESEARCH               RETURN
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                  -FEBRUARY 20*-          -FEBRUARY 20*-          -FEBRUARY 20*-
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                (46)   $                (46)   $               (909)
  Net realized gain (loss) on sales of investments                               (6)                   (108)                 (1,436)
  Change in net unrealized appreciation
    (depreciation) during the period                                           (793)                 (1,109)                 (4,936)
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                (845)                 (1,263)                 (7,281)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                             -                   5,200                 214,199
  Contract terminations and benefits                                              -                    (325)                 (8,742)
  Net transfers among investment options                                     18,561                     (24)                131,873
  Contract maintenance charges                                                    -                       -                       -
                                                               --------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         18,561                   4,851                 337,330
                                                               --------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            17,716                   3,588                 330,049

Net assets, beginning of year                                                     -                       -                       -
                                                               --------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             17,716    $              3,588    $            330,049
                                                               ====================================================================

  Unit transactions
  Units purchased                                                                 -                     487                  21,672
  Units redeemed                                                                  -                     (40)                   (914)
  Units transferred                                                           2,283                       1                  13,984
                                                               --------------------------------------------------------------------
Net increase (decrease) in units                                              2,283                     448                  34,742
                                                               ====================================================================

                                                                                         SERVICE CLASS 2
                                                               ---------------------------------------------------------------------
                                                                                            VIP EQUITY-             VIP GROWTH &
                                                                  VIP CONTRAFUND              INCOME                  INCOME
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                  -FEBRUARY 20*-          -FEBRUARY 20*-          -FEBRUARY 20*-
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (1,150)   $             (3,007)   $             (3,133)
  Net realized gain (loss) on sales of investments                           (1,059)                 (3,140)                 (2,256)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (6,052)                (38,007)                (26,524)
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                              (8,261)                (44,154)                (31,913)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        87,622                 360,867                 333,830
  Contract terminations and benefits                                         (2,806)                   (823)                 (5,209)
  Net transfers among investment options                                    196,867                 219,935                 149,433
  Contract maintenance charges                                                    -                       -                       -
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        281,683                 579,979                 478,054
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           273,422                 535,825                 446,141

Net assets, beginning of year                                                     -                       -                       -
                                                               ---------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            273,422    $            535,825    $            446,141
                                                               =====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             9,124                  38,140                  36,072
  Units redeemed                                                               (303)                    (93)                   (584)
  Units transferred                                                          20,996                  24,696                  15,675
                                                               ---------------------------------------------------------------------
Net increase (decrease) in units                                             29,817                  62,743                  51,163
                                                               =====================================================================

                                                                                        SERVICE CLASS 2
                                                               ------------------------------------------------------------------
                                                                                          VIP GROWTH
                                                                    VIP GROWTH           OPPORTUNITIES           VIP MID CAP
                                                                (PINNACLE IV(TM))      (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                     DIVISION               DIVISION               DIVISION
                                                                  -FEBRUARY 20*-         -FEBRUARY 20*-         -FEBRUARY 20*-
                                                               ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (831)  $               (380)  $             (1,051)
  Net realized gain (loss) on sales of investments                           (3,810)                  (432)                (2,440)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (11,224)                (5,905)                (6,369)
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                             (15,865)                (6,717)                (9,860)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        35,631                 38,143                 69,003
  Contract terminations and benefits                                           (213)                   (22)                  (312)
  Net transfers among investment options                                    228,152                  7,154                107,857
  Contract maintenance charges                                                    -                      -                      -
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        263,570                 45,275                176,548
                                                               ------------------------------------------------------------------
Increase (decrease) in net assets                                           247,705                 38,558                166,688

Net assets, beginning of year                                                     -                      -                      -
                                                               ------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            247,705   $             38,558   $            166,688
                                                               ==================================================================

UNIT TRANSACTIONS
  Units purchased                                                             3,845                  3,931                  6,738
  Units redeemed                                                                (27)                    (2)                   (34)
  Units transferred                                                          29,701                    802                 11,674
                                                               ------------------------------------------------------------------
Net increase (decrease) in units                                             33,519                  4,731                 18,378
                                                               ==================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                  SERVICE CLASS 2                     SERVICE SHARES
                                                               --------------------    ---------------------------------------------
                                                                                                                   JANUS ASPEN
                                                                    VIP MONEY              JANUS ASPEN             AGGRESSIVE
                                                                     MARKET                 AGGRESSIVE               GROWTH
                                                                (PINNACLE IV(TM))             GROWTH            (PINNACLE IV(TM))
                                                                     DIVISION             (PINNACLE(TM))             DIVISION
                                                                  -FEBRUARY 20*-             DIVISION             -FEBRUARY 20*-
                                                               --------------------    ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (1,966)   $            (10,728)   $               (152)
  Net realized gain (loss) on sales of investments                                -                (247,391)                    (49)
  Change in net unrealized appreciation
    (depreciation) during the period                                              -                 (35,662)                 (1,927)
                                                               --------------------    ---------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            (1,966)               (293,781)                 (2,128)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                     3,097,445                  14,502                  19,317
  Contract terminations and benefits                                        (16,908)                (18,507)                   (105)
  Net transfers among investment options                                    107,480                 (26,325)                  7,508
  Contract maintenance charges                                                    -                    (504)                      -
                                                               --------------------    ---------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                      3,188,017                 (30,834)                 26,720
                                                               --------------------    ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         3,186,051                (324,615)                 24,592

Net assets, beginning of year                                                     -                 928,998                       -
                                                               --------------------    ---------------------------------------------

NET ASSETS, END OF YEAR                                        $          3,186,051    $            604,383    $             24,592
                                                               ====================    =============================================

UNIT TRANSACTIONS
  Units purchased                                                           309,717                   3,586                   2,120
  Units redeemed                                                             (1,691)                 (5,129)                    (13)
  Units transferred                                                          10,898                 (15,331)                    892
                                                               --------------------    ---------------------------------------------
Net increase (decrease) in units                                            318,924                 (16,874)                  2,999
                                                               ====================    =============================================

                                                                                          SERVICE SHARES
                                                               ---------------------------------------------------------------------
                                                                                           JANUS ASPEN
                                                                   JANUS ASPEN               CAPITAL               JANUS ASPEN
                                                                     BALANCED              APPRECIATION            CORE EQUITY
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION                DIVISION
                                                                  -FEBRUARY 20*-          -FEBRUARY 20*-          -FEBRUARY 20*-
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $              2,273    $             (1,255)   $                  2
  Net realized gain (loss) on sales of investments                             (802)                   (492)                      -
  Change in net unrealized appreciation
    (depreciation) during the period                                         (8,992)                (17,844)                    (43)
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                            (7,521)                (19,591)                    (41)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       144,488                 237,467                   3,828
  Contract terminations and benefits                                         (5,462)                 (1,553)                      -
  Net transfers among investment options                                    172,116                   7,382                       4
  Contract maintenance charges                                                    -                       -                       -
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        311,142                 243,296                   3,832
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           303,621                 223,705                   3,791

Net assets, beginning of year                                                     -                       -                       -
                                                               ---------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            303,621    $            223,705    $              3,791
                                                               =====================================================================

UNIT TRANSACTIONS
  Units purchased                                                            14,502                  24,346                     454
  Units redeemed                                                               (575)                   (154)                      -
  Units transferred                                                          18,442                   1,000                       -
                                                               ---------------------------------------------------------------------
Net increase (decrease) in units                                             32,369                  25,192                     454
                                                               =====================================================================

                                                                                          SERVICE SHARES
                                                               ------------------------------------------------------------------
                                                                                          JANUS ASPEN
                                                                   JANUS ASPEN               GROWTH              JANUS ASPEN
                                                                      GROWTH           (PINNACLE IV(TM))       STRATEGIC VALUE
                                                                  (PINNACLE(TM))            DIVISION            (PINNACLE(TM))
                                                                     DIVISION            -FEBRUARY 20*-            DIVISION
                                                               ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (9,236)  $               (234)  $            (11,722)
  Net realized gain (loss) on sales of investments                         (116,567)                    94                (59,709)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (123,994)                (4,966)              (192,020)
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                          (249,797)                (5,106)              (263,451)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        25,041                 24,785                  7,594
  Contract terminations and benefits                                        (14,188)                     -                (43,755)
  Net transfers among investment options                                     77,288                 14,258                 57,653
  Contract maintenance charges                                                 (351)                     -                   (339)
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         87,790                 39,043                 21,153
                                                               ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                          (162,007)                33,937               (242,298)

Net assets, beginning of year                                               666,637                      -                934,158
                                                               ------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            504,630   $             33,937   $            691,860
                                                               ==================================================================

UNIT TRANSACTIONS
  Units purchased                                                             3,896                  2,649                    987
  Units redeemed                                                             (2,558)                     -                 (5,465)
  Units transferred                                                           3,628                  1,747                  2,295
                                                               ------------------------------------------------------------------
Net increase (decrease) in units                                              4,966                  4,396                 (2,183)
                                                               ==================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                              SERVICE SHARES                     CLASS 1B SHARES
                                                               --------------------------------------------    ---------------------
                                                                                           JANUS ASPEN
                                                                   JANUS ASPEN              WORLDWIDE               PUTNAM VT
                                                                 STRATEGIC VALUE              GROWTH                 GROWTH &
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))             INCOME
                                                                     DIVISION                DIVISION             (PINNACLE(TM))
                                                                  -FEBRUARY 20*-          -FEBRUARY 20*-             DIVISION
                                                               --------------------------------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (730)   $               (206)   $              5,135
  Net realized gain (loss) on sales of investments                           (1,035)                 (3,152)               (124,140)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (4,565)                 (8,720)                 27,375
                                                               --------------------------------------------    ---------------------
Net increase (decrease) in net assets resulting
  from operations                                                            (6,330)                (12,078)                (91,630)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        21,247                  67,310                  79,004
  Contract terminations and benefits                                         (3,974)                      -                  (1,310)
  Net transfers among investment options                                    128,213                  19,596                 (72,144)
  Contract maintenance charges                                                    -                       -                     (28)
                                                               --------------------------------------------    ---------------------
Net increase (decrease) in net assets
  from contract related transactions                                        145,486                  86,906                   5,522
                                                               --------------------------------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS                                           139,156                  74,828                 (86,108)

Net assets, beginning of year                                                     -                       -                 493,802
                                                               --------------------------------------------    ---------------------

NET ASSETS, END OF YEAR                                        $            139,156    $             74,828    $            407,694
                                                               ============================================    =====================

UNIT TRANSACTIONS
  Units purchased                                                             1,969                   7,292                   8,245
  Units redeemed                                                               (470)                      -                    (151)
  Units transferred                                                          16,049                   2,156                  (6,540)
                                                               --------------------------------------------    ---------------------
Net increase (decrease) in units                                             17,548                   9,448                   1,554
                                                               ============================================    =====================

                                                                                         CLASS 1B SHARES
                                                               ---------------------------------------------------------------------
                                                                    PUTNAM VT                                       PUTNAM VT
                                                                     GROWTH &               PUTNAM VT             INTERNATIONAL
                                                                      INCOME              INTERNATIONAL               GROWTH
                                                                (PINNACLE IV(TM))             GROWTH            (PINNACLE IV(TM))
                                                                     DIVISION             (PINNACLE(TM))             DIVISION
                                                                  -FEBRUARY 20*-             DIVISION             -FEBRUARY 20*-
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $               (726)   $             (3,650)   $               (361)
  Net realized gain (loss) on sales of investments                           (3,203)                (57,411)                    (55)
  Change in net unrealized appreciation
    (depreciation) during the period                                         (7,941)                  7,031                  (3,872)
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           (11,870)                (54,030)                 (4,288)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       127,503                     340                  28,909
  Contract terminations and benefits                                         (2,428)                 (7,006)                    (21)
  Net transfers among investment options                                     36,873                 704,166                  68,134
  Contract maintenance charges                                                    -                     (80)                      -
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        161,948                 697,420                  97,022
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           150,078                 643,390                  92,734

Net assets, beginning of year                                                     -                  59,787                       -
                                                               ---------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            150,078    $            703,177    $             92,734
                                                               =====================================================================

UNIT TRANSACTIONS
  Units purchased                                                            13,624                      43                   2,924
  Units redeemed                                                               (283)                   (876)                     (2)
  Units transferred                                                           4,483                  84,012                   7,774
                                                               ---------------------------------------------------------------------
Net increase (decrease) in units                                             17,824                  83,179                  10,696
                                                               =====================================================================

                                                                                        CLASS 1B SHARES
                                                               ------------------------------------------------------------------
                                                                                           PUTNAM VT
                                                                    PUTNAM VT              SMALL CAP
                                                                    SMALL CAP                VALUE                PUTNAM VT
                                                                      VALUE            (PINNACLE IV(TM))          TECHNOLOGY
                                                                  (PINNACLE(TM))            DIVISION            (PINNACLE(TM))
                                                                     DIVISION            -FEBRUARY 20*-            DIVISION
                                                               ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                151   $               (778)  $             (3,647)
  Net realized gain (loss) on sales of investments                         (178,459)                (3,516)              (220,956)
  Change in net unrealized appreciation
    (depreciation) during the period                                       (142,995)               (18,373)                 4,554
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                          (321,303)               (22,667)              (220,049)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        14,537                105,082                      -
  Contract terminations and benefits                                        (28,657)                  (739)                     -
  Net transfers among investment options                                    789,715                 70,905                (66,790)
  Contract maintenance charges                                                 (355)                     -                      -
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        775,240                175,248                (66,790)
                                                               ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           453,937                152,581               (286,839)

Net assets, beginning of year                                               469,751                      -                286,839
                                                               ------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $            923,688   $            152,581   $                  -
                                                               ==================================================================

UNIT TRANSACTIONS
  Units purchased                                                             1,536                 10,089                      -
  Units redeemed                                                             (3,242)                   (84)                     -
  Units transferred                                                          68,578                  8,181                (28,260)
                                                               ------------------------------------------------------------------
Net increase (decrease) in units                                             66,872                 18,186                (28,260)
                                                               ==================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                              CLASS 1B SHARES
                                                               --------------------------------------------    ---------------------

                                                                    PUTNAM VT               PUTNAM VT              SCUDDER EAFE
                                                                    VOYAGER II              VOYAGER II             EQUITY INDEX
                                                                  (PINNACLE(TM))        (PINNACLE IV(TM))         (PINNACLE(TM))
                                                                     DIVISION             -FEBRUARY 20*-             DIVISION
                                                               --------------------------------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $             (2,142)   $                 (6)   $               (960)
  Net realized gain (loss) on sales of investments                          (26,067)                     (2)               (131,688)
  Change in net unrealized appreciation
    (depreciation) during the period                                          1,603                     (74)                  9,881
                                                               --------------------------------------------    ---------------------
Net increase (decrease) in net assets resulting
  from operations                                                           (26,606)                    (82)               (122,767)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        57,406                       -                   8,793
  Contract terminations and benefits                                              -                       -                 (59,992)
  Net transfers among investment options                                     76,301                   1,168                   6,892
  Contract maintenance charges                                                  (50)                      -                    (211)
                                                               --------------------------------------------    ---------------------
Net increase (decrease) in net assets
  from contract related transactions                                        133,657                   1,168                 (44,518)
                                                               --------------------------------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS                                           107,051                   1,086                (167,285)

Net assets, beginning of year                                                12,955                       -                 643,343
                                                               --------------------------------------------    ---------------------

NET ASSETS, END OF YEAR                                        $            120,006    $              1,086    $            476,058
                                                               ============================================    =====================

UNIT TRANSACTIONS
  Units purchased                                                             4,864                       -                   1,065
  Units redeemed                                                                 (6)                      -                  (7,258)
  Units transferred                                                           8,663                     141                   3,177
                                                               --------------------------------------------    ---------------------
Net increase (decrease) in units                                             13,521                     141                  (3,016)
                                                               ============================================    =====================

                                                                                          CLASS A SHARES
                                                               ---------------------------------------------------------------------
                                                                   SCUDDER EAFE                                   SCUDDER EQUITY
                                                                   EQUITY INDEX           SCUDDER EQUITY            500 INDEX
                                                                (PINNACLE IV(TM))           500 INDEX           (PINNACLE IV(TM))
                                                                     DIVISION             (PINNACLE(TM))             DIVISION
                                                                  -FEBRUARY 20*-             DIVISION             -FEBRUARY 20*-
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $                194    $            (45,019)   $                767
  Net realized gain (loss) on sales of investments                              (60)             (2,206,194)                 (3,254)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (10,146)             (1,238,984)                (96,179)
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           (10,012)             (3,490,197)                (98,666)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        45,414                 184,137                 391,154
  Contract terminations and benefits                                              -              (1,483,349)                 (5,953)
  Net transfers among investment options                                      1,086              (3,723,630)                189,126
  Contract maintenance charges                                                    -                  (5,950)                      -
                                                               ---------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                         46,500              (5,028,792)                574,327
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                            36,488              (8,518,989)                475,661

Net assets, beginning of year                                                     -              20,867,970                       -
                                                               ---------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $             36,488    $         12,348,981    $            475,661
                                                               =====================================================================

UNIT TRANSACTIONS
  Units purchased                                                             4,224                  15,991                  38,269
  Units redeemed                                                                  -                (145,920)                   (668)
  Units transferred                                                             125                (262,527)                 20,978
                                                               ---------------------------------------------------------------------
Net increase (decrease) in units                                              4,349                (392,456)                 58,579
                                                               =====================================================================

                                                                             CLASS A SHARES                     CLASS B SHARES
                                                               ------------------------------------------------------------------
                                                                                         SCUDDER SMALL           SCUDDER EAFE
                                                                  SCUDDER SMALL            CAP INDEX             EQUITY INDEX
                                                                    CAP INDEX          (PINNACLE IV(TM))      (PINNACLE IV(TM))
                                                                  (PINNACLE(TM))            DIVISION               DIVISION
                                                                     DIVISION            -FEBRUARY 20*-           -JULY 30*-
                                                               ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $            (25,048)  $                 32   $                197
  Net realized gain (loss) on sales of investments                          375,806                   (520)                   (16)
  Change in net unrealized appreciation
    (depreciation) during the period                                     (1,026,694)                (6,389)                (1,703)
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                          (675,936)                (6,877)                (1,522)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                        13,467                 21,643                 12,769
  Contract terminations and benefits                                       (305,770)                     -                      -
  Net transfers among investment options                                 (2,488,240)                27,791                  9,565
  Contract maintenance charges                                               (1,327)                     -                      -
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                     (2,781,870)                49,434                 22,334
                                                               ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                        (3,457,806)                42,557                 20,812

Net assets, beginning of year                                             8,414,772                      -                      -
                                                               ------------------------------------------------------------------

NET ASSETS, END OF YEAR                                        $          4,956,966   $             42,557   $             20,812
                                                               ==================================================================

UNIT TRANSACTIONS
  Units purchased                                                             1,347                  2,009                  1,477
  Units redeemed                                                            (32,497)                     -                      -
  Units transferred                                                        (162,877)                 3,106                  1,198
                                                               ------------------------------------------------------------------
Net increase (decrease) in units                                           (194,027)                 5,115                  2,675
                                                               ==================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                                                                              CLASS B SHARES
                                                               --------------------------------------------
                                                                  SCUDDER EQUITY          SCUDDER SMALL
                                                                    500 INDEX               CAP INDEX
                                                                (PINNACLE IV(TM))       (PINNACLE IV(TM))
                                                                     DIVISION                DIVISION
                                                                    -JULY 30*-              -JULY 30*-
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                 $              1,854    $                 64
  Net realized gain (loss) on sales of investments                             (738)                    (19)
  Change in net unrealized appreciation
    (depreciation) during the period                                        (12,386)                 (1,060)
                                                               --------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           (11,270)                 (1,015)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                       185,487                  16,177
  Contract terminations and benefits                                         (4,458)                      -
  Net transfers among investment options                                    142,756                  12,668
  Contract maintenance charges                                                    -                       -
                                                               --------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                        323,785                  28,845
                                                               --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                           312,515                  27,830

Net assets, beginning of year                                                     -                       -
                                                               --------------------------------------------

NET ASSETS, END OF YEAR                                        $            312,515    $             27,830
                                                               ============================================

UNIT TRANSACTIONS
  Units purchased                                                            20,866                   1,975
  Units redeemed                                                               (522)                      -
  Units transferred                                                          17,083                   1,682
                                                               --------------------------------------------
Net increase (decrease) in units                                             37,427                   3,657
                                                               ============================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date of division.
Note:  Year ended unless otherwise noted.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account II (the "Separate Account") on May 21, 1992, under the insurance laws of the state of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S").

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions or for certain contract holders, to one or more fixed guarantee rate options of National Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA"). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity's general account. Such options include a guaranteed interest division or a Systematic Transfer Option ("STO"). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds ("Funds"): Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), and Variable Insurance Products Fund III ("VIP III"), part of the Fidelity Investments group of companies (collectively, "Fidelity's VIP Funds"); Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"); Janus Aspen Series; J.P. Morgan Series Trust II ("JPM Series"); MFS Variable Insurance Trust Funds ("MFS Funds"); Putnam Funds; Scudder VIT Funds ("Scudder Funds"), Touchstone Variable Series Trust Funds ("Touchstone Funds"), Van Kampen UIF Portfolios ("Van Kampen UIF Funds") and Van Kampen UIT Portfolios ("Van Kampen UIT Funds"). Fidelity Management and Research Company serves as investment adviser to Fidelity's VIP Funds. The investment adviser of the Franklin Templeton Funds is

Franklin Templeton Investments. Janus Capital Corporation serves as investment adviser to the Janus Aspen Series. J.P. Morgan Investment Management Inc. is the investment adviser to the JPM Series. Massachusetts Financial Services Company ("MFS") is the investment adviser to the MFS Funds. Putnam Investment Management, LLC serves as the investment adviser of the Putnam Funds. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. Morgan Stanley Dean Witter Investment Management, Inc. is the investment adviser for the Van Kampen UIF Funds. Van Kampen Funds, Inc. manages the Van Kampen UIT Funds.

REORGANIZATION

On January 27, 2003, the Board of Directors of The Legends Fund, Inc. approved a proposal to reorganize each Portfolio with a corresponding series of Touchstone Variable Series Trust (each, a "Touchstone Fund"). Shareholders of record of each Portfolio as of January 31, 2003 voted on the proposal at a special meeting of shareholders April 18, 2003 and approved it. The reorganizations, effective April 25, 2003, were part of a restructuring by Integrity, National Integrity and their affiliates designed to achieve greater operating efficiencies and potential economies of scale. Each Portfolio, the respective Touchstone Fund with which it reorganized and the Touchstone Fund as it was named after each reorganization (the "Combined Fund"), is listed below:

PORTFOLIO:                        TOUCHSTONE FUND                    COMBINED FUND
--------------------------------------------------------------------------------------------------
Harris Bretall Sullivan &
  Smith Equity Growth             Touchstone Large Cap Growth        Touchstone Large Cap Growth
Third Avenue Value                Touchstone Small Cap Value         Touchstone Third Avenue Value
Gabelli Large Cap Value           Touchstone Value Plus              Touchstone Value Plus
Baron Small Cap                   A newly created fund               Touchstone Baron Small Cap

Each Combined Fund has substantially similar objectives, investment strategies and risks to those of the predecessor Portfolio. Touchstone Small Cap Value Fund became a non-diversified fund to resemble the Third Avenue Value Portfolio.

Touchstone Advisers serves as investment manager to the Combined Funds after the reorganizations. The sub-adviser of each Combined Fund is the same as the current sub-adviser of the corresponding Portfolio, except that the sub-adviser of Gabelli Large Cap Value Portfolio after the reorganization is Fort Washington Investment Advisors, Inc.

The contract holder's account value in a Separate Account division will vary depending on the performance of the corresponding portfolio. The Separate Account currently has one hundred nine divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the Statement of Operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the year ended December 31, 2003 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2003) and the cost of shares held at December 31, 2003 for each division were as follows:

                                DIVISION                                PURCHASES            SALES             COST
-------------------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value (Pinnacle(TM))                             $        34,925    $     1,886,183   $             -
  Gabelli Large Cap Value (Pinnacle IV(TM))                                  112,750            405,842                 -
  Touchstone Large Cap Growth (Pinnacle(TM))                                 721,132          1,154,018         3,832,744
  Touchstone Large Cap Growth (Pinnacle IV(TM))                              244,978              5,837           321,801
  Touchstone Third Avenue Value (Pinnacle(TM))                             2,316,490          2,480,039         9,216,075
  Touchstone Third Avenue Value (Pinnacle IV(TM))                          1,665,820            142,677         2,796,872
  Touchstone Baron Small Cap Value (Pinnacle(TM))                            863,249            643,263         3,349,526
  Touchstone Baron Small Cap Value (Pinnacle IV(TM))                         472,454             20,773           703,029
  Touchstone Balanced (Pinnacle IV(TM))                                      161,466              4,426           157,429
  Touchstone Balanced (Pinnacle(TM))                                         282,224            389,543           306,003
  Touchstone Core Bond (Pinnacle IV(TM))                                     723,421            352,421           527,717
  Touchstone Core Bond (Pinnacle(TM))                                      2,923,507          1,397,400         2,302,402
  Touchstone Emerging Growth (Pinnacle IV(TM))                                52,135              3,739            62,440
  Touchstone Emerging Growth (Pinnacle(TM))                                  162,900             34,737           138,695
  Touchstone Enhanced Dividend 30 (Pinnacle IV(TM))                            7,843                627             8,841
  Touchstone Enhanced Dividend 30 (Pinnacle(TM))                              24,380             13,934            13,913
  Touchstone Growth & Income (Pinnacle IV(TM))                               666,088            155,580           525,510
  Touchstone Growth & Income (Pinnacle(TM))                                  484,533             11,347           494,251
  Touchstone Growth/Value (Pinnacle(TM))                                          (1)             7,558                 -
  Touchstone Growth/Value (Pinnacle IV(TM))                                   15,072             23,471                 -
  Touchstone High Yield (Pinnacle IV(TM))                                  1,091,212            154,745         1,160,207
  Touchstone High Yield (Pinnacle(TM))                                     4,618,454          3,820,390         5,951,628
  Touchstone International Equity (Pinnacle IV(TM))                            1,489              1,546                 -
  Touchstone International Equity (Pinnacle(TM))                             128,510            179,937                 -
  Touchstone Large Cap Growth (Pinnacle IV(TM))                               10,804             11,542                 -
  Touchstone Money Market (Pinnacle IV(TM))                                  733,614            462,282           345,798
  Touchstone Money Market (Pinnacle(TM))                                  31,100,889         15,816,994        15,987,811
  Touchstone Small Cap Value (Pinnacle(TM))                                   23,393            178,656                 -
  Touchstone Value Plus (Pinnacle IV(TM))                                    606,829             61,310           553,039
  Touchstone Value Plus (Pinnacle(TM))                                     1,912,948            488,415         1,486,804
  JPM Bond (Pinnacle(TM))                                                  2,596,829          6,022,030         8,644,913

                                DIVISION                                PURCHASES            SALES             COST
-------------------------------------------------------------------------------------------------------------------------
  JPM Bond (Pinnacle IV(TM))                                         $     1,743,337   $       708,482   $     2,342,974
  JPM International Opportunities (Pinnacle(TM))                             531,081           849,756           509,489
  JPM International Opportunities (Pinnacle IV(TM))                          128,189            69,602            83,450
  JPM Mid Cap Value (Pinnacle IV(TM))                                        551,462            33,786           539,296
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                        362,292           496,767           893,451
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                     139,865            38,469           146,206
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                             881,288         1,728,906         2,081,486
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                          468,334            66,908           587,158
  Van Kampen Bandwidth & Telecommunication (Pinnacle(TM))                          -               609                 -
  Van Kampen Bandwidth & Telecommunication (Pinnacle IV(TM))                   2,392            22,359                 -
  Van Kampen Biotechnology & Pharmaceutical (Pinnacle(TM))                     2,321           201,175                 -
  Van Kampen Biotechnology & Pharmaceutical (Pinnacle IV(TM))                 27,645            65,355                 -
  Van Kampen Internet (Pinnacle(TM))                                         109,570           122,142                 -
  Van Kampen Internet (Pinnacle IV(TM))                                        2,395             2,554                 -
  Van Kampen MS High-Tech 35 Index (Pinnacle(TM))                             13,476            55,015                 -
  Van Kampen MS U.S. Multinational (Pinnacle(TM))                                  -            33,184                 -
  Van Kampen MS U.S. Multinational (Pinnacle IV(TM))                           1,502            10,812                 -
  Van Kampen LIT Comstock (Pinnacle IV(TM))                                  174,121               854           173,326
  Van Kampen LIT Emerging Growth (Pinnacle IV(TM))                               736                 5               732
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                    71,739               305            71,437
  Putnam VT Voyager (Pinnacle IV(TM))                                         36,953               125            36,836
  Putnam VT New Opportunities (Pinnacle IV(TM))                               11,026                16            11,010
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV(TM))               261,414           108,585           155,677
  Fidelity Balanced (Pinnacle IV(TM))                                        243,924             1,556           242,444
  Franklin Income Securities (Pinnacle IV(TM))                             1,363,652           101,064         1,270,768
  Franklin Growth & Income Securities (Pinnacle IV(TM))                      513,157            13,693           499,124
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))                     215,502             1,132           214,466
  Templeton Foreign Securities (Pinnacle IV(TM))                             267,021             3,446           264,003
  Franklin Mutual Shares Securities (Pinnacle IV(TM))                        579,096            66,160           516,807
  Templeton Growth Securities (Pinnacle IV(TM))                              189,351               452           188,965
  Fidelity High Income (Pinnacle IV(TM))                                     368,974             7,012           362,653
  Van Kampen LIT Comstock (Pinnacle(TM))                                     176,509             2,969           173,715
  Franklin Income Securities (Pinnacle(TM))                               21,619,770         4,848,616        17,027,238

                                DIVISION                                PURCHASES            SALES             COST
-------------------------------------------------------------------------------------------------------------------------
  Franklin Growth & Income Securities (Pinnacle(TM))                 $    12,581,313   $     4,327,245   $     8,778,974
  Franklin Large Cap Growth Securities (Pinnacle(TM))                        152,629            16,176           139,205
  Franklin Mutual Shares Securities (Pinnacle(TM))                         1,278,395           188,274         1,100,477
  Templeton Growth Securities (Pinnacle(TM))                                 350,609            25,851           326,398
  Fidelity VIP Money Market (Pinnacle(TM))                                37,568,187        37,568,187                 -
  Templeton Foreign Securities (Pinnacle(TM))                                216,683            92,001           126,139
  Van Kampen LIT Emerging Growth (Pinnacle(TM))                               42,768             6,405            36,533
  Putnam VT Voyager (Pinnacle(TM))                                            90,418            21,688            70,907
  Putnam VT New Opportunities (Pinnacle(TM))                                  80,896                84            80,814
  Putnam VT George Putnam (Pinnacle(TM))                                      66,057            18,445            49,341
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                    1,068,412           559,732           544,316
INITIAL CLASS:
  VIP Equity-Income (Pinnacle(TM))                                           994,573         1,365,030         7,022,791
  VIP II Contrafund (Pinnacle(TM))                                         2,314,067         4,008,292         9,191,522
  VIP III Growth & Income (Pinnacle(TM))                                     897,384           997,414         5,189,630
  VIP III Growth Opportunity (Pinnacle(TM))                                1,316,852           954,833         2,621,746
INSTITUTIONAL SHARES:
  Janus Aspen Balanced (Pinnacle(TM))                                         15,076        19,533,879                 -
  Janus Aspen Capital Appreciation (Pinnacle(TM))                                  2        11,385,116                 -
  Janus Aspen Money Market (Pinnacle(TM))                                     10,567        19,661,098                 -
  Janus Aspen Worldwide Growth (Pinnacle(TM))                              5,787,520         6,541,371         7,356,763
SERVICE CLASS:
  VIP Growth (Pinnacle(TM))                                                  940,557           943,476         2,896,956
  VIP III Mid Cap (Pinnacle(TM))                                           1,601,460         2,684,635         5,568,562
  MFS Emerging Growth (Pinnacle(TM))                                         228,337           289,356           787,749
  MFS Emerging Growth (Pinnacle IV(TM))                                      317,535            58,141           278,974
  MFS Investors Trust (Pinnacle(TM))                                         112,082           128,082           731,717
  MFS Investors Trust (Pinnacle IV(TM))                                       50,028             1,356           118,952
  MFS Mid Cap Growth (Pinnacle(TM))                                          694,488           370,329         1,141,598
  MFS Mid Cap Growth (Pinnacle IV(TM))                                       552,861            46,826           841,489
  MFS New Discovery (Pinnacle(TM))                                           556,533           481,437           943,707
  MFS New Discovery (Pinnacle IV(TM))                                        210,646            49,571           181,498
  MFS Capital Opportunities (Pinnacle(TM))                                    99,310           143,779           659,536
  MFS Capital Opportunities (Pinnacle IV(TM))                                 35,667             1,669            48,694

                                DIVISION                                PURCHASES            SALES             COST
-------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Investors Growth Stock (Pinnacle IV(TM))                       $        15,514   $           346   $        33,649
  MFS Research (Pinnacle IV(TM))                                              69,297             1,069            72,788
  MFS Total Return (Pinnacle IV(TM))                                         830,289            37,028         1,127,042
  Touchstone Money Market (Pinnacle IV(TM))                                5,909,718         1,684,371         4,225,347
SERVICE CLASS 2:
  VIP Contrafund (Pinnacle IV(TM))                                         1,402,350            55,214         1,627,435
  VIP Equity-Income (Pinnacle IV(TM))                                        785,588            92,594         1,256,079
  VIP Growth & Income (Pinnacle IV(TM))                                      898,866            35,189         1,333,335
  VIP Growth (Pinnacle IV(TM))                                               837,629            86,029         1,015,004
  VIP Growth Opportunities (Pinnacle IV(TM))                                  47,460             1,851            90,003
  VIP Mid Cap (Pinnacle IV(TM))                                              530,599            55,164           646,008
  VIP Money Market (Pinnacle IV(TM))                                       2,417,359         5,604,944                 -
SERVICE SHARES:
  Janus Aspen Mid Cap Growth (Pinnacle(TM))                                   95,902           177,499           656,606
  Janus Aspen Mid Cap Growth (Pinnacle IV(TM))                                62,766             4,264            85,238
  Janus Aspen Balanced (Pinnacle IV(TM))                                      12,673           317,544                 -
  Janus Aspen Capital Appreciation (Pinnacle IV(TM))                          10,666           239,811                 -
  Janus Aspen Core Equity (Pinnacle IV(TM))                                        -             3,839                 -
  Janus Aspen Growth (Pinnacle(TM))                                          206,769           261,911           547,347
  Janus Aspen Growth (Pinnacle IV(TM))                                        71,124            46,315            67,215
  Janus Aspen International Growth (Pinnacle IV(TM))                           5,406                26             5,382
  Janus Aspen Strategic Value (Pinnacle(TM))                                   2,786           720,219                 -
  Janus Aspen Strategic Value (Pinnacle IV(TM))                                2,633           147,021                 -
  Janus Aspen Worldwide Growth (Pinnacle IV(TM))                              75,411            50,272           105,428
CLASS 1B SHARES:
  Putnam VT Growth & Income (Pinnacle(TM))                                   830,243           955,188           398,646
  Putnam VT Growth & Income (Pinnacle IV(TM))                                598,071           380,102           417,319
  Putnam VT International Equity (Pinnacle(TM))                            1,449,119         1,386,852           860,367
  Putnam VT International Equity (Pinnacle IV(TM))                           128,168            71,824           158,763
  Putnam VT Small Cap Value (Pinnacle(TM))                                 1,457,914         1,050,382         1,564,640
  Putnam VT Small Cap Value (Pinnacle IV(TM))                                433,402            28,380           574,347
  Putnam VT Discovery Growth (Pinnacle(TM))                                  108,580           116,954           134,943
  Putnam VT Discovery Growth (Pinnacle IV(TM))                                88,641            71,069            26,432

                                DIVISION                                PURCHASES            SALES             COST
-------------------------------------------------------------------------------------------------------------------------
CLASS A:
  Scudder EAFE Equity Index (Pinnacle(TM))                           $     1,943,106   $     1,462,042   $     1,111,600
  Scudder EAFE Equity Index (Pinnacle IV(TM))                                  3,817             2,111            47,971
  Scudder Equity 500 Index (Pinnacle(TM))                                  2,489,181         6,573,623         8,514,051
  Scudder Equity 500 Index (Pinnacle IV(TM))                                 171,917           151,989           564,863
  Scudder Small Cap Index (Pinnacle(TM))                                   3,440,646         5,378,462         3,246,432
  Scudder Small Cap Index (Pinnacle IV(TM))                                   28,223            12,223            60,769
CLASS B:
  Scudder EAFE Equity Index (Pinnacle IV(TM))                                 58,011             1,292            79,073
  Scudder Equity 500 Index (Pinnacle IV(TM))                               1,094,467            27,442         1,389,628
  Scudder Small Cap Index (Pinnacle IV(TM))                                  362,241            25,516           366,753
                                                                                                         ---------------
                                                                                                         $   176,525,650
                                                                                                         ===============

3. EXPENSES

There are two contracts currently offered by the Separate Account: Pinnacle and Pinnacle IV. Pinnacle charges 1.20% and 0.15% of net assets, and Pinnacle IV charges 1.30% and 0.15% of net assets, respectively for mortality expense risks and administrative expenses. These charges are deducted on a daily basis. In addition, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

National Integrity also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on a monthly anniversary day.

4. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2003 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2003).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                                                CAPITAL GAIN    INVESTMENT
                                                 UNITS    UNIT   NET ASSETS       DIVIDEND        INCOME      EXPENSE      TOTAL
              DIVISION                    YEAR  (000S)   VALUE     (000S)       DISTRIBUTION     RATIO (1)      RATIO    RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone Large Cap Growth
    (Pinnacle(TM))
                                          2003    242   $ 17.02   $ 4,112       $        -         0.12%       1.35%      30.52%
                                          2002    269     13.04     3,512                -         0.00%       1.35%     (31.44%)
                                          2001    368     19.02     6,993          645,503         0.00%       1.35%     (28.90%)
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))
                                          2003     40      9.38       377                -         0.19%       1.45%      30.28%
                                          2002     10      7.20        72                -         0.00%       1.45%     (28.00%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                                  CAPITAL GAIN    INVESTMENT
                                                   UNITS    UNIT   NET ASSETS       DIVIDEND        INCOME      EXPENSE    TOTAL
              DIVISION                      YEAR  (000S)   VALUE     (000S)       DISTRIBUTION     RATIO (1)     RATIO   RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------------
  Touchstone Third Avenue Value
    (Pinnacle(TM))
                                            2003    320   $ 33.63  $ 10,745         $      -         0.35%       1.35%      38.34%
                                            2002    323     24.31     7,847                -         1.54%       1.35%     (18.61%)
                                            2001    354     29.87    10,574                -         0.82%       1.35%      13.70%
  Touchstone Third Avenue Value
    (Pinnacle IV(TM))
                                            2003    304     11.47     3,483                -         0.31%       1.45%      38.19%
                                            2002    139      8.30     1,157                -         2.77%       1.45%     (17.00%)
  Touchstone Baron Small Cap Value
    (Pinnacle(TM))
                                            2003    202     20.03     4,046                -         0.00%       1.35%      31.60%
                                            2002    185     15.22     2,810                -         0.00%       1.35%     (15.21%)
                                            2001    229     17.95     4,102                -         0.00%       1.35%       5.09%
  Touchstone Baron Small Cap Value
    (Pinnacle IV(TM))
                                            2003     71     11.67       828                -         0.00%       1.45%      31.57%
                                            2002     26      8.87       233                -         0.00%       1.45%     (11.30%)
  Touchstone Balanced (Pinnacle IV(TM))
                                            2003     16     11.07       173                -         1.49%       1.45%      19.81%
  Touchstone Balanced (Pinnacle(TM))
                                            2003     31     11.08       340                -         0.82%       1.35%      19.91%
                                            2002     45      9.24       419               41         3.64%       1.35%      (7.60%)
  Touchstone Core Bond (Pinnacle IV(TM))
                                            2003     48     10.68       511                -         6.05%       1.45%       2.01%
                                            2002     14     10.47       150                -        49.15%       1.45%       4.70%
  Touchstone Core Bond (Pinnacle(TM))
                                            2003    209     10.70     2,240                -         7.86%       1.35%       2.10%
                                            2002     72     10.48       752                -        11.04%       1.35%       4.80%
  Touchstone Emerging Growth
    (Pinnacle IV(TM))
                                            2003      6     11.13        68              478         0.00%       1.45%      45.11%
                                            2002      2      7.67        12              277         3.64%       1.45%     (23.30%)
  Touchstone Emerging Growth (Pinnacle(TM))
                                            2003     13     11.15       144            1,052         0.00%       1.35%      45.37%
                                            2002      1      7.67         6              141         1.21%       1.35%     (23.30%)
  Touchstone Enhanced Dividend 30
    (Pinnacle IV(TM))
                                            2003      1     10.62        11                -         1.62%       1.45%      29.99%
                                            2002      -*     8.17         1                -         4.01%       1.45%     (18.30%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN    INVESTMENT
                                                 UNITS    UNIT   NET ASSETS       DIVIDEND        INCOME      EXPENSE     TOTAL
                DIVISION                  YEAR  (000S)   VALUE     (000S)       DISTRIBUTION     RATIO (1)     RATIO    RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
  Touchstone Enhanced Dividend 30
    (Pinnacle(TM))
                                          2003      1   $ 10.64   $    15         $      -         2.38%       1.35%      30.07%
                                          2002      -*     8.18         2                -         0.16%       1.35%     (18.20%)
  Touchstone Growth & Income
    (Pinnacle IV(TM))
                                          2003     50     10.81       538            3,043        14.90%       1.45%      31.03%
                                          2002      -*     8.25         1               49         0.22%       1.45%     (17.50%)
  Touchstone Growth & Income
    (Pinnacle(TM))
                                          2003     50     10.82       546            2,187         6.46%       1.35%      30.99%
                                          2002      2      8.26        20              769         0.20%       1.35%     (17.40%)
  Touchstone High Yield
    (Pinnacle IV(TM))
                                          2003     96     11.90     1,143                -        17.34%       1.45%      22.18%
                                          2002     21      9.74       204                -        15.04%       1.45%      (2.60%)

  Touchstone High Yield
    (Pinnacle(TM))
                                          2003    514     11.92     6,127                -         9.07%       1.35%      22.26%
                                          2002    480      9.75     4,679                -         8.82%       1.35%      (2.50%)
  Touchstone Money Market
    (Pinnacle IV(TM))
                                          2003     35      9.95       346                -         0.99%       1.45%      (0.50%)
                                          2002      7     10.00        74                -         0.63%       1.45%       0.00%
  Touchstone Money Market
    (Pinnacle(TM))
                                          2003  1,604      9.97    15,989                -         0.88%       1.35%      (0.30%)
                                          2002     70     10.00       704                -         0.81%       1.35%       0.00%
  Touchstone Value Plus
    (Pinnacle IV(TM))
                                          2003     67      9.97       668                -         1.06%       1.45%      27.82%
  Touchstone Value Plus
    (Pinnacle(TM))
                                          2003    186      9.98     1,857                -         0.87%       1.35%      27.95%
                                          2002      -*     7.80         0                -*        1.40%       1.35%     (22.00%)
  JPM Bond (Pinnacle(TM))
                                          2003    657     13.35     8,772           65,161         4.98%       1.35%       2.38%
                                          2002    953     13.04    12,424                -         0.62%       1.35%       7.33%
                                          2001    693     12.15     8,421           44,618         6.26%       1.35%       5.47%
  JPM Bond (Pinnacle IV(TM))
                                          2003    216     10.85     2,346           10,262         4.32%       1.45%       2.17%
                                          2002    126     10.62     1,334                -         0.18%       1.45%       6.20%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN    INVESTMENT
                                                 UNITS    UNIT   NET ASSETS       DIVIDEND        INCOME      EXPENSE      TOTAL
              DIVISION                    YEAR  (000S)   VALUE     (000S)       DISTRIBUTION     RATIO (1)     RATIO     RETURN (2)
-----------------------------------------------------------------------------------------------------------------------------------
JPM International Opportunities
  (Pinnacle(TM))
                                          2003     62    $ 9.90   $   610         $      -         0.74%       1.35%      30.61%
                                          2002    108      7.58       817                -         0.36%       1.35%     (19.36%)
                                          2001     60      9.40       564            7,978         1.52%       1.35%     (20.27%)
JPM International Opportunities
  (Pinnacle IV(TM))
                                          2003      8     11.35        94                -         0.66%       1.45%      30.46%
                                          2002      2      8.70        15                -         0.13%       1.45%     (13.00%)
JPM Mid Cap Value (Pinnacle IV(TM))
                                          2003     52     11.75       613                -         0.19%       1.45%      27.72%
                                          2002      2      9.20        18                -         0.00%       1.45%      (8.00%)
Van Kampen UIF Emerging Markets Debt
  (Pinnacle(TM))
                                          2003     67     15.92     1,064                -         0.00%       1.35%      26.15%
                                          2002     78     12.62       983                -         8.37%       1.35%       7.68%
                                          2001     49     11.72       571                -         8.99%       1.35%       8.62%
Van Kampen UIF Emerging Markets Debt
  (Pinnacle IV(TM))
                                          2003     12     13.05       159                -         0.00%       1.45%      26.09%
                                          2002      4     10.35        39                -        24.11%       1.45%       3.50%
Van Kampen UIF U.S. Real Estate
  (Pinnacle(TM))
                                          2003    160     16.27     2,600                -         0.00%       1.35%      35.58%
                                          2002    225     12.00     2,706           50,683         4.39%       1.35%      (2.12%)
                                          2001    103     12.26     1,266           10,321         4.05%       1.35%       8.40%
Van Kampen UIF U.S. Real Estate
  (Pinnacle IV(TM))
                                          2003     53     13.18       696                -         0.00%       1.45%      35.60%
                                          2002     17      9.72       168            2,964         9.93%       1.45%      (2.80%)
Van Kampen LIT Comstock
  (Pinnacle IV(TM))
                                          2003     16     12.35       196                -         0.00%       1.45%      23.50%
Van Kampen LIT Emerging Growth
  (Pinnacle IV(TM))
                                          2003      -*    11.96         1                -         0.00%       1.45%      19.60%
Van Kampen UIF Emerging Markets
  Equity (Pinnacle IV(TM))
                                          2003      5     14.37        75                -         0.00%       1.45%      43.70%
Putnam VT Voyager (Pinnacle IV(TM))
                                          2003      3     11.76        39                -         0.00%       1.45%      17.60%
Putnam VT New Opportunities
  (Pinnacle IV(TM))
                                          2003      1     12.48        11                -         0.00%       1.45%      24.80%
Putnam VT The George Putnam
  Fund of Boston (Pinnacle IV(TM))
                                          2003     15     11.19       164                -         0.00%       1.45%      11.90%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN    INVESTMENT
                                                 UNITS    UNIT   NET ASSETS       DIVIDEND        INCOME      EXPENSE     TOTAL
              DIVISION                    YEAR  (000S)   VALUE     (000S)       DISTRIBUTION     RATIO (1)     RATIO    RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Balanced (Pinnacle IV(TM))
                                          2003     23   $ 11.17   $   252         $      -         0.00%       1.45%      11.70%
Franklin Income Securities
  (Pinnacle IV(TM))
                                          2003    114     12.61     1,433                -         4.62%       1.45%      26.10%
Franklin Growth & Income Securities
  (Pinnacle IV(TM))
                                          2003     49     11.87       578                -         3.10%       1.45%      18.70%
Franklin Large Cap Growth Securities
  (Pinnacle IV(TM))
                                          2003     20     11.95       233                -         0.18%       1.45%      19.50%
Templeton Foreign Securities
  (Pinnacle IV(TM))
                                          2003     23     12.67       291                -         0.35%       1.45%      26.70%
Franklin Mutual Shares Securities
  (Pinnacle IV(TM))
                                          2003     49     12.15       592                -         1.07%       1.45%      21.50%
Templeton Growth Securities
  (Pinnacle IV(TM))
                                          2003     17     12.50       208                -         0.06%       1.45%      25.00%
Fidelity High Income
  (Pinnacle IV(TM))
                                          2003     33     11.49       379                -         0.00%       1.45%      14.90%
Van Kampen LIT Comstock
  (Pinnacle(TM))
                                          2003     15     12.36       189                -         0.00%       1.35%      23.60%
Franklin Income Securities
  (Pinnacle(TM))
                                          2003  1,633     12.66    20,670                -         5.46%       1.35%      26.60%
Franklin Growth & Income Securities
  (Pinnacle(TM))
                                          2003    887     11.92    10,578                -         3.67%       1.35%      19.20%
Franklin Large Cap Growth Securities
  (Pinnacle(TM))
                                          2003     12     11.96       149                -         0.42%       1.35%      19.60%
Franklin Mutual Shares Securities
  (Pinnacle(TM))
                                          2003    108     12.16     1,309                -         1.05%       1.35%      21.60%
Templeton Growth Securities
  (Pinnacle(TM))
                                          2003     31     12.51       388                -         1.92%       1.35%      25.10%
Templeton Foreign Securities
  (Pinnacle(TM))
                                          2003     10     12.68       132                -         1.34%       1.35%      26.80%
Van Kampen LIT Emerging Growth
  (Pinnacle(TM))
                                          2003      3     11.98        37                -         0.00%       1.35%      19.80%
Putnam VT Voyager (Pinnacle(TM))
                                          2003      7     11.77        77                -         0.20%       1.35%      17.70%
Putnam VT New Opportunities
  (Pinnacle(TM))
                                          2003      7     12.49        83                -         0.00%       1.35%      24.90%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                                CAPITAL GAIN    INVESTMENT
                                                 UNITS    UNIT   NET ASSETS       DIVIDEND        INCOME      EXPENSE     TOTAL
              DIVISION                    YEAR  (000S)   VALUE     (000S)       DISTRIBUTION     RATIO (1)     RATIO    RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT George Putnam
  (Pinnacle(TM))
                                          2003      5    $ 11.20   $    54         $      -         1.69%       1.35%      12.00%
Van Kampen UIF Emerging Markets
  Equity (Pinnacle(TM))
                                          2003     40     14.39       574                -         0.00%       1.35%      43.90%
INITIAL CLASS:
  VIP Equity-Income (Pinnacle(TM))
                                          2003    550     12.72     6,990                -         1.92%       1.35%      28.61%
                                          2002    595      9.89     5,880          161,163         1.92%       1.35%     (18.06%)
                                          2001    639     12.07     7,711          345,350         1.65%       1.35%      (6.29%)
  VIP II Contrafund (Pinnacle(TM))
                                          2003    811     14.07    11,412                -         0.52%       1.35%      26.76%
                                          2002    960     11.10    10,651                -         0.82%       1.35%     (10.63%)
                                          2001    839     12.42    10,415          437,889         1.05%       1.35%     (13.39%)
  VIP III Growth & Income
    (Pinnacle(TM))
                                          2003    479     12.20     5,845                -         1.19%       1.35%      22.12%
                                          2002    490      9.99     4,898                -         1.53%       1.35%     (17.78%)
                                          2001    683     12.15     8,298          379,425         1.46%       1.35%      (9.93%)
  VIP III Growth Opportunity
    (Pinnacle(TM))
                                          2003    330      9.19     3,031                -         0.81%       1.35%      28.17%
                                          2002    296      7.17     2,120                -         1.19%       1.35%     (22.90%)
                                          2001    382      9.30     3,553                -         0.42%       1.35%     (15.61%)
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide Growth
    (Pinnacle(TM))
                                          2003    706     11.72     8,275                -         1.17%       1.35%      22.34%
                                          2002    779      9.58     7,466                -         0.85%       1.35%     (26.53%)
                                          2001    989     13.04    12,895                -         0.46%       1.35%     (23.47%)
SERVICE CLASS:
  VIP Growth (Pinnacle(TM))
                                          2003    436      7.85     3,426                -         0.19%       1.35%      31.05%
                                          2002    433      5.99     2,592                -         0.17%       1.35%     (31.15%)
                                          2001    379      8.70     3,300          333,528         0.00%       1.35%     (18.92%)
  VIP III Mid Cap (Pinnacle(TM))
                                          2003    382     20.26     7,732                -         0.32%       1.35%      36.61%
                                          2002    455     14.83     6,742                -         0.86%       1.35%     (11.09%)
                                          2001    407     16.68     6,794                -         0.00%       1.35%      (4.69%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                                CAPITAL GAIN    INVESTMENT
                                                 UNITS    UNIT   NET ASSETS       DIVIDEND        INCOME      EXPENSE     TOTAL
              DIVISION                    YEAR  (000S)   VALUE     (000S)       DISTRIBUTION     RATIO (1)     RATIO    RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS:
  MFS Emerging Growth (Pinnacle(TM))
                                          2003    147    $ 5.18    $  761         $      -         0.00%       1.35%      28.22%
                                          2002    159      4.04       641                -         0.00%       1.35%     (34.84%)
                                          2001    154      6.20       954           55,073         0.00%       1.35%     (34.53%)
  MFS Emerging Growth (Pinnacle IV(TM))
                                          2003     32      9.52       306                -         0.00%       1.45%      27.96%
                                          2002      1      7.44        10                -         0.00%       1.45%     (25.60%)
  MFS Investors Trust (Pinnacle(TM))
                                          2003    115      7.51       862                -         0.44%       1.35%      20.35%
                                          2002    117      6.24       731                -         0.45%       1.35%     (22.29%)
                                          2001    130      8.03     1,047           22,029         0.64%       1.35%     (17.22%)
  MFS Investors Trust (Pinnacle IV(TM))
                                          2003     14      9.83       139                -         0.43%       1.45%      20.17%
                                          2002      8      8.18        67                -         0.00%       1.45%     (18.20%)
  MFS Mid Cap Growth (Pinnacle(TM))
                                          2003    206      6.21     1,278                -         0.00%       1.35%      34.71%
                                          2002    155      4.61       717                -         0.00%       1.35%     (44.19%)
                                          2001    173      8.26     1,427                -         1.15%       1.35%     (18.78%)
  MFS Mid Cap Growth (Pinnacle IV(TM))
                                          2003    113      8.89     1,004                -         0.00%       1.45%      34.70%
                                          2002     46      6.60       303                -         0.00%       1.45%     (34.00%)
  MFS New Discovery (Pinnacle(TM))
                                          2003    126      8.59     1,081                -         0.00%       1.35%      31.75%
                                          2002    119      6.52       776                -         0.00%       1.35%     (32.78%)
                                          2001    134      9.70     1,296            1,010         2.69%       1.35%      (6.55%)
  MFS New Discovery (Pinnacle IV(TM))
                                          2003     19      9.80       191                -         0.00%       1.45%      31.54%
                                          2002      1      7.45        10                -         0.00%       1.45%     (25.50%)
  MFS Capital Opportunities
    (Pinnacle(TM))
                                          2003    116      6.41       746                -         0.00%       1.35%      25.20%
                                          2002    124      5.12       633                -         0.00%       1.35%     (30.72%)
                                          2001    134      7.39       991           28,067         4.20%       1.35%     (24.75%)
  MFS Capital Opportunities
    (Pinnacle IV(TM))
                                          2003      6      9.56        58                -         0.00%       1.45%      25.29%
                                          2002      2      7.63        13                -         0.00%       1.45%     (23.70%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                                CAPITAL GAIN    INVESTMENT
                                                 UNITS    UNIT   NET ASSETS       DIVIDEND        INCOME      EXPENSE     TOTAL
              DIVISION                    YEAR  (000S)   VALUE     (000S)       DISTRIBUTION     RATIO (1)     RATIO    RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Investors Growth Stock
  (Pinnacle IV(TM))
                                          2003      4    $ 9.37    $   39         $      -         0.00%       1.45%      20.75%
                                          2002      2      7.76        18                -         0.00%       1.45%     (22.40%)
  MFS Research (Pinnacle IV(TM))
                                          2003      8      9.82        80                -         0.05%       1.45%      22.60%
                                          2002      -*     8.01         4                -         0.14%       1.45%     (19.90%)
  MFS Total Return (Pinnacle IV(TM))
                                          2003    114     10.86     1,234                -         1.22%       1.45%      14.32%
                                          2002     35      9.50       330              197         0.56%       1.45%      (5.00%)
  Touchstone Money Market
    (Pinnacle IV(TM))
                                          2003    424      9.96     4,225                -         0.64%       1.45%      (0.40%)
SERVICE CLASS 2:
  VIP Contrafund (Pinnacle IV(TM))
                                          2003    162     11.58     1,880                -         0.13%       1.45%      26.28%
                                          2002     30      9.17       273                -         0.00%       1.45%      (8.30%)
  VIP Equity-Income (Pinnacle IV(TM))
                                          2003    136     10.94     1,493                -         1.15%       1.45%      28.10%
                                          2002     63      8.54       536                -         0.00%       1.45%     (14.60%)
  VIP Growth & Income
    (Pinnacle IV(TM))
                                          2003    140     10.61     1,484                -         0.65%       1.45%      21.67%
                                          2002     51      8.72       446                -         0.00%       1.45%     (12.80%)
  VIP Growth (Pinnacle IV(TM))
                                          2003    122      9.65     1,173                -         0.06%       1.45%      30.58%
                                          2002     34      7.39       248                -         0.00%       1.45%     (26.10%)
  VIP Growth Opportunities
    (Pinnacle IV(TM))
                                          2003     10     10.40       100                -         0.35%       1.45%      27.61%
                                          2002      5      8.15        39                -         0.00%       1.45%     (18.50%)
  VIP Mid Cap (Pinnacle IV(TM))
                                          2003     64     12.35       796                -         0.15%       1.45%      36.16%
                                          2002     18      9.07       167                -         0.00%       1.45%      (9.30%)
SERVICE SHARES:
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM))
                                          2003    168      4.32       726                -         0.00%       1.35%      32.92%
                                          2002    186      3.25       604                -         0.00%       1.35%     (29.04%)
                                          2001    203      4.58       929                -         0.00%       1.45%     (40.36%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN    INVESTMENT
                                                 UNITS    UNIT   NET ASSETS       DIVIDEND        INCOME      EXPENSE     TOTAL
              DIVISION                    YEAR  (000S)   VALUE     (000S)       DISTRIBUTION     RATIO (1)     RATIO    RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM))
                                          2003      9   $ 10.90    $   99         $      -         0.00%       1.45%      32.93%
                                          2002      3      8.20        25                -         0.00%       1.45%     (18.00%)
  Janus Aspen Growth (Pinnacle(TM))
                                          2003     96      6.10       585                -         0.00%       1.35%      29.79%
                                          2002    107      4.70       505                -         0.00%       1.35%     (27.80%)
                                          2001    102      6.51       667            1,223         0.00%       1.35%     (25.85%)
  Janus Aspen Growth (Pinnacle IV(TM))
                                          2003      7     10.00        72                -         0.00%       1.45%      29.53%
                                          2002      4      7.72        34                -         0.00%       1.45%     (22.80%)
  Janus Aspen International Growth
    (Pinnacle IV(TM))
                                          2003      1     10.49         6                -         0.80%       1.45%      32.62%
  Janus Aspen Worldwide Growth
    (Pinnacle IV(TM))
                                          2003     13      9.66       122                -         0.87%       1.45%      21.97%
                                          2002      9      7.92        75                -         0.96%       1.45%     (20.80%)
CLASS 1B SHARES:
  Putnam VT Growth & Income
    (Pinnacle(TM))
                                          2003     46     10.68       487                -         1.61%       1.35%      25.65%
                                          2002     48      8.50       408            3,612         1.60%       1.35%     (20.11%)
                                          2001     46     10.64       494                -         0.00%       1.35%       6.40%
  Putnam VT Growth & Income
    (Pinnacle IV(TM))
                                          2003     43     10.58       459                -         1.04%       1.45%      25.65%
                                          2002     18      8.42       150               74         0.29%       1.45%     (15.80%)
  Putnam VT International Equity
    (Pinnacle(TM))
                                          2003     96      9.98       956                -         1.04%       1.35%      26.81%
                                          2002     89      7.87       703                -         0.28%       1.35%     (18.78%)
                                          2001      6      9.69        60                -         0.00%       1.35%      (3.10%)
  Putnam VT International Equity
    (Pinnacle IV(TM))
                                          2003     17     10.98       189                -         0.72%       1.45%      26.64%
                                          2002     11      8.67        93                -         0.00%       1.45%     (13.30%)
  Putnam VT Small Cap Value
    (Pinnacle(TM))
                                          2003    157     12.04     1,889                -         0.27%       1.35%      47.73%
                                          2002    113      8.15       924           11,931         0.23%       1.35%     (19.39%)
                                          2001     46     10.11       470                -         0.00%       1.35%       1.10%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                                CAPITAL GAIN    INVESTMENT
                                                 UNITS    UNIT   NET ASSETS       DIVIDEND        INCOME      EXPENSE     TOTAL
              DIVISION                    YEAR  (000S)   VALUE     (000S)       DISTRIBUTION     RATIO (1)     RATIO    RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))
                                          2003     60   $ 12.37   $   742         $      -         0.20%       1.45%      47.44%
                                          2002     18      8.39       153              258         0.07%       1.45%     (16.10%)
  Putnam VT Discovery Growth
    (Pinnacle(TM))
                                          2003     14     10.69       148                -         0.00%       1.35%      30.21%
                                          2002     15      8.21       120                -         0.00%       1.35%     (30.54%)
                                          2001      1     11.82        13                -         0.00%       1.35%      18.20%
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))
                                          2003      3     10.01        27                -         0.00%       1.45%      30.00%
                                          2002      -*     7.70         1                -         0.00%       1.45%     (23.00%)
CLASS A:
  Scudder EAFE Equity Index
    (Pinnacle(TM))
                                          2003    131      9.28     1,219                -         3.76%       1.35%      31.63%
                                          2002     68      7.05       476                -         1.20%       1.35%     (22.70%)
                                          2001     71      9.12       643                -         0.00%       1.35%     (25.67%)
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))
                                          2003      4     11.03        49                -         4.39%       1.45%      31.47%
                                          2002      4      8.39        36                -         1.90%       1.45%     (16.10%)
  Scudder Equity 500 Index
    (Pinnacle(TM))
                                          2003    884     11.70    10,345                -         1.11%       1.35%      26.49%
                                          2002  1,335      9.25    12,349                -         1.04%       1.35%     (23.43%)
                                          2001  1,727     12.08    20,868           18,510         1.20%       1.35%     (13.34%)
  Scudder Equity 500 Index
    (Pinnacle IV(TM))
                                          2003     61     10.25       629                -         1.15%       1.45%      26.23%
                                          2002     59      8.12       476                -         1.70%       1.45%     (18.80%)
  Scudder Small Cap Index
    (Pinnacle(TM))
                                          2003    344     12.17     4,183                -         0.78%       1.35%      44.37%
                                          2002    588      8.43     4,957            2,921         0.78%       1.35%     (21.65%)
                                          2001    782     10.76     8,415          178,923         5.26%       1.35%       0.75%
  Scudder Small Cap Index
    (Pinnacle IV(TM))
                                          2003      7     12.01        81                -         0.81%       1.45%      44.35%
                                          2002      5      8.32        43               25         1.30%       1.45%     (16.80%)
CLASS B:
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))
                                          2003      9     10.20        91                -         2.59%       1.45%      31.11%
                                          2002      3      7.78        21                -         5.61%       1.45%     (22.20%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                                CAPITAL GAIN    INVESTMENT
                                                 UNITS    UNIT   NET ASSETS       DIVIDEND        INCOME      EXPENSE     TOTAL
              DIVISION                    YEAR  (000S)   VALUE     (000S)       DISTRIBUTION     RATIO (1)     RATIO    RETURN (2)
----------------------------------------------------------------------------------------------------------------------------------
CLASS B (CONTINUED):
  Scudder Equity 500 Index
    (Pinnacle IV(TM))
                                          2003    153   $ 10.52   $ 1,607         $      -         0.76%       1.45%      25.99%
                                          2002     37      8.35       313                -         5.49%       1.45%     (16.50%)
  Scudder Small Cap Index
    (Pinnacle IV(TM))
                                          2003     39     10.96       430                -         0.47%       1.45%      44.02%
                                          2002      4      7.61        28               16         2.83%       1.45%     (23.90%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

FINANCIAL STATEMENTS (STATUTORY BASIS)
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
YEARS ENDED DECEMBER 31, 2003 AND 2002 WITH REPORT OF INDEPENDENT AUDITORS

                    National Integrity Life Insurance Company

                              Financial Statements

                                (Statutory Basis)

                     Years Ended December 31, 2003 and 2002

                                    CONTENTS

Report of Independent Auditors                                    1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                  2
Statements of Operations (Statutory Basis)                        4
Statements of Changes in Capital and Surplus (Statutory Basis)    5
Statements of Cash Flows (Statutory Basis)                        6
Notes to Financial Statements (Statutory Basis)                   8

                         Report of Independent Auditors

Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of National Integrity Life Insurance Company as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of National Integrity Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

As discussed in Note B to the financial statements, in 2002 National Integrity Life Insurance Company changed various accounting policies to be in accordance with SSAP 10, INCOME TAXES, as a result in a change in New York regulations.

                                                  /s/ Ernst & Young LLP


Cincinnati, Ohio
April 16, 2004

                    National Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                  DECEMBER 31,
                                               2003         2002
                                            ------------------------
                                                (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
  Bonds                                     $   476,919  $   395,440
  Preferred stocks                                7,630        7,630
  Mortgage loans                                    725        1,243
  Policy loans                                   35,929       34,691
  Cash and short-term investments                35,116       47,618
  Receivable for securities                       3,551        5,656
  Other invested assets                           3,731        3,744
                                            ------------------------
Total cash and invested assets                  563,601      496,022

Separate account assets                       1,785,987    1,535,215
Accrued investment income                         6,197        6,013
Deferred tax assets                               7,631        6,464
Other admitted assets                             5,587        1,252

                                            ------------------------
Total admitted assets                       $ 2,369,003  $ 2,044,966
                                            ========================

                                                          DECEMBER 31,
                                                       2003          2002
                                                    -------------------------
                                                         (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                       $   496,879   $   425,941
    Unpaid claims                                            56           132
    Deposits on policies to be issued                     2,210         3,767
                                                    -------------------------
  Total policy and contract liabilities                 499,145       429,840

  Separate account liabilities                        1,753,087     1,502,314
  Transfers from separate accounts due, net              (1,570)       (9,908)
  Payable for securities                                    226         3,713
  Asset valuation reserve                                19,650        17,564
  Borrowed money                                          5,920        25,218
  Other liabilities                                         646         5,118
                                                    -------------------------
Total liabilities                                     2,277,104     1,973,859

Capital and surplus:
  Common stock, $10 par value, 200,000 shares
    authorized, issued and outstanding                    2,000         2,000
  Paid-in surplus                                       181,371       156,371
  Unassigned deficit                                    (91,472)      (87,264)
                                                    -------------------------
Total capital and surplus                                91,899        71,107
                                                    -------------------------
Total liabilities and capital and surplus           $ 2,369,003   $ 2,044,966
                                                    =========================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)

                                                               YEAR ENDED DECEMBER 31,
                                                                 2003         2002
                                                              -------------------------
                                                                   (IN THOUSANDS)
Premiums and other revenues:
  Premiums and annuity considerations                         $   375,070  $    525,230
  Net investment income                                            30,733        29,914
  Amortization of the interest maintenance reserve                   (173)         (495)
  Fees from management of separate account
    mutual funds                                                    6,428         6,934
  Other revenues                                                    2,743             8
                                                              -------------------------
Total premiums and other revenues                                 414,801       561,591

Benefits paid or provided:
  Death benefits                                                    1,644         1,380
  Annuity benefits                                                 34,853        24,428
  Surrender benefits                                              169,981       132,300
  Payments on supplementary contracts                                 569           517
  Increase (decrease) in insurance and annuity reserves            68,242       (29,366)
  Other benefits                                                      121           191
                                                              -------------------------
Total benefits paid or provided                                   275,410       129,450

Insurance expenses and other deductions:
  Commissions                                                      24,412        32,269
  General expenses                                                 11,758        10,237
  Taxes, licenses and fees                                            630           529
  Net transfers to separate accounts                              107,166       409,336
  Other income                                                        (64)       (1,836)
                                                              -------------------------
Total insurance expenses and other deductions                     143,902       450,535
                                                              -------------------------
Loss from operations before federal income taxes
  and net realized capital gains                                   (4,511)      (18,394)

Federal income tax benefit                                         (7,956)            -
                                                              -------------------------
Gain (loss) from operations before net realized
  capital gains                                                     3,445       (18,394)
Net realized capital gains (losses)                                   480        (4,951)
                                                              -------------------------
Net income (loss)                                             $     3,925  $    (23,345)
                                                              =========================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2003 and 2002

                                                                                TOTAL
                                           COMMON     PAID-IN    UNASSIGNED   CAPITAL AND
                                           STOCK      SURPLUS      DEFICIT      SURPLUS
                                          -----------------------------------------------
                                                          (IN THOUSANDS)
Balance, January 1, 2002                  $  2,000   $ 101,069   $  (44,161)  $    58,908
Net loss                                                            (23,345)      (23,345)
Cumulative effect of changes
  in accounting principles                                           14,180        14,180
Change in deferred
  income tax                                                          7,234         7,234
Change in net unrealized
  capital gains                                                           7             7
Change in nonadmitted
  assets and related items                                          (11,821)      (11,821)
Increase in asset
  valuation reserve                                                 (12,462)      (12,462)
Change in surplus in
  separate accounts                                                 (16,896)      (16,896)
Capital contribution                                    55,302                     55,302
                                          -----------------------------------------------
Balance, December 31, 2002                   2,000     156,371      (87,264)       71,107

Net income                                                            3,925         3,925
Change in deferred
  income tax                                                          7,933         7,933
Change in net unrealized
  capital losses                                                        (93)          (93)
Change in nonadmitted
  assets and related items                                           (2,381)       (2,381)
Increase in asset
  valuation reserve                                                  (2,086)       (2,086)
Change in surplus in
  separate accounts                                                 (11,506)      (11,506)
Capital contribution                                    25,000                     25,000
                                          -----------------------------------------------
Balance, December 31, 2003                $  2,000   $ 181,371   $  (91,472)  $    91,899
                                          ===============================================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)

                                                               YEAR ENDED DECEMBER 31,
                                                                 2003         2002
                                                              ------------------------
                                                                   (IN THOUSANDS)
OPERATIONS:
  Premiums, policy proceeds, and other
    considerations received                                   $   375,070  $   525,230
  Net investment income received                                   30,298       32,272
  Benefits paid                                                  (207,142)    (160,349)
  Insurance expenses paid                                         (36,699)     (43,013)
  Other income received, net of other expenses paid                 9,171       10,374
  Net transfers to separate accounts                              (98,829)    (409,555)
                                                              ------------------------
Net cash provided by (used in) operations                          71,869      (45,041)

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments
  of investments:
    Bonds                                                         604,048      361,540
    Stocks                                                              -        2,103
    Mortgage loans                                                    518           99
    Miscellaneous proceeds                                              -        2,607
                                                              ------------------------
Net proceeds from sales, maturities, or repayments
  of investments                                                  604,566      366,349

Cost of investments acquired:
  Bonds                                                           683,288      393,169
  Miscellaneous applications                                        1,381        7,796
                                                              ------------------------
Total cost of investments acquired                                684,669      400,965
Net increase in policy loans                                        1,238        2,055
                                                              ------------------------
Net cash used in investment activities                            (81,341)     (36,671)

                                                               YEAR ENDED DECEMBER 31,
                                                                 2003         2002
                                                              -------------------------
                                                                   (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
  Capital and surplus paid-in                                 $    25,000  $     55,302
  Borrowed money                                                        -        25,218
  Deposits on deposit-type contract funds and other
    liabilities without life or disability contingencies            2,575         2,781
  Other sources                                                         -         5,107
                                                              -------------------------
Total other cash provided                                          27,575        88,408
                                                              -------------------------

Other cash applied:
  Borrowed money                                                   19,299             -
  Withdrawals on deposit-type contract funds and other
    liabilities without life or disability contingencies                -         2,131
  Other applications, net                                          11,306        26,287
                                                              -------------------------
Total other cash applied                                           30,605        28,418
                                                              -------------------------
Net cash provided by (used in) financing and
  miscellaneous activities                                         (3,030)       59,990
                                                              -------------------------

Net decrease in cash and short-term investments                   (12,502)      (21,722)

Cash and short-term investments at beginning of year               47,618        69,340
                                                              -------------------------
Cash and short-term investments at end of year                $    35,116  $     47,618
                                                              =========================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 2003

A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Company is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.

The Company and Integrity have been assigned an AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AA+ (Very Strong) for financial strength from Fitch, A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account, and other assets not specifically designated as an admitted asset within the NAIC Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Effective January 1, 2002, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                              YEAR ENDED DECEMBER 31,
                                                                              2003              2002
                                                                         ---------------------------------
                                                                                  (IN THOUSANDS)
  Net income (loss) as reported in the accompanying statutory basis
    financial statements                                                 $          3,925    $     (23,345)
  Deferred policy acquisition costs, net of amortization                           18,662           28,060
  Adjustments to customer deposits                                                (14,198)          (9,399)
  Adjustments to invested asset carrying values at acquisition date                 8,302            5,247
  Amortization of interest maintenance reserve                                       (671)             495
  Adjustments for realized investment gains                                         3,677            5,690
  Adjustments for federal income tax expense                                       (5,743)               -
  Other                                                                            (1,047)               -
                                                                         ---------------------------------
  Net income, GAAP basis                                                 $         12,907    $       6,748
                                                                         =================================

                                                                              YEAR ENDED DECEMBER 31,
                                                                              2003              2002
                                                                         ---------------------------------
                                                                                  (IN THOUSANDS)
  Capital and surplus as reported in the accompanying statutory basis
    financial statements                                                 $         91,899    $      71,107
  Adjustments to customer deposits                                                (38,098)         (62,176)
  Adjustments to invested asset carrying values                                    (3,594)          (4,663)
  Federal income taxes                                                              8,094           20,663
  Asset valuation reserve and interest maintenance reserve                         19,650           17,564
  Goodwill                                                                         34,353           34,253
  Deferred policy acquisition costs                                                82,048           57,590
  Other                                                                               433           11,665
                                                                         ---------------------------------
  Shareholder's equity, GAAP basis                                       $        194,785    $     146,003
                                                                         =================================

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

  Bonds not backed by other loans are principally stated at amortized cost using the interest method.

  Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

  Preferred stocks are reported at cost. There are no restrictions on preferred stocks.

  Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

  Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

  Mortgage loans and policy loans are reported at unpaid principal balances.

  Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for model premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUNDS ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. The transactions have been reflected as financing transactions, requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's available for sale portfolio is approximately $5.9 million and $25.2 million of mortgage-backed securities, which are subject to the agreements at December 31, 2003 and 2002, respectively.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for market value adjusted annuity contracts and variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying financial statements of income in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of income as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

RECLASSIFICATIONS

Certain 2002 amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial presentation.

B. ACCOUNTING CHANGES

Effective January 1, 2002, as a result in a change in New York regulations, the Company adopted SSAP 10, INCOME TAXES. The effect of this accounting change resulted in an increase to capital and surplus of $14.2 million, and was accounted for as a cumulative effect of a change in accounting principle. This amount is comprised of deferred tax assets of $14.5 million and deferred tax liabilities of $0.3 million.

C. INVESTMENTS

The cost or amortized cost and the fair value of bonds, redeemable preferred stocks and other invested assets are summarized as follows:

                                                COST OR      GROSS       GROSS
                                               AMORTIZED   UNREALIZED  UNREALIZED
                                                  COST       GAINS       LOSSES    FAIR VALUE
                                               ----------------------------------------------
                                                               (IN THOUSANDS)
At December 31, 2003:
  Mortgage-backed securities and
    Asset-backed securities                    $  237,085  $    4,377  $    4,743  $  236,719
  Corporate securities                            232,988      15,001       5,196     242,793
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                        6,724         321          36       7,009
  States and political subdivisions                 3,999           -          73       3,926
                                               ----------------------------------------------
Total                                          $  480,796  $   19,699  $   10,048  $  490,447
                                               ==============================================
At December 31, 2002:
  Mortgage-backed securities and
    Asset-backed securities                    $  166,816  $    5,311  $    6,678  $  165,449
  Corporate securities                            224,132      13,391      13,062     224,461
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                        3,309         288           -       3,597
  States and political subdivisions                 4,930           -           -       4,930
                                               ----------------------------------------------
Total                                          $  399,187  $   18,990  $   19,740  $  398,437
                                               ==============================================

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The amortized cost of bonds, redeemable preferred stocks and other invested assets at December 31, 2003 and 2002 has been reduced by adjustments of $145,402 and $2,132 to derive the carrying amount of bonds, redeemable preferred stocks and other invested assets in the balance sheets, $480.7 million and $399.2 million, respectively.

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities at December 31, 2003 are shown below:

                                                  UNREALIZED LOSSES LESS
                                                   THAN OR EQUAL TO 12        UNREALIZED LOSSES GREATER
                                                          MONTHS                   THAN 12 MONTHS
                                               -----------------------------------------------------------
                                                UNREALIZED      ESTIMATED     UNREALIZED       ESTIMATED
                                                  LOSSES       FAIR  VALUE      LOSSES        FAIR  VALUE
                                               -------------  -------------  -----------------------------
                                                                       (IN THOUSANDS)
  Mortgage-backed securities and
    Asset-backed securities                    $       1,949  $     115,051  $       2,794   $       6,705
  Corporate securities                                   437         16,082          4,759          20,377
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                              36          2,075              -               -
  States and political subdivisions                       73          1,926              -               -
                                               -----------------------------------------------------------
Total                                          $       2,495  $     135,134  $       7,553   $      27,082
                                               ===========================================================

If a security's fair value becomes lower than its book value, the security is placed on the watch list. When a security is placed on the watch list, it is monitored for further market value changes and additional news related to the insurer's financial condition. The focus is on objective evidence that may influence the evaluation of impairment factors.

The decision to impair a security incorporates both quantitative criteria and qualitative information. The Company considers a number of factors including, but not limited to: (a) the length of time and the extent to which the fair value has been less than book value, (b) the financial condition and near term prospects of the issuer, (c) the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in value, (d) whether the debtor is current on interest and principal payments and (e) general market conditions and industry or sector specific factors.

The Company's decision to impair a security is primarily based on whether the security's fair value is likely to remain significantly below its book value in light of all of the factors considered. For securities that are impaired, the security is adjusted to fair value and the resulting losses are recognized in realized gains/losses in the Consolidated Statements of Operations.

Investments that are impaired at December 31, 2003 for which an other-than-temporary impairment has not been recognized consist mainly of corporate bond issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss at December 31, 2003 is approximately 6% of the amortized cost of these securities. There are a total of 51 securities held that are considered temporarily impaired, eleven of which have been impaired for twelve months or longer. The securities impaired twelve months or longer at December 31, 2003 remained impaired at March 31, 2004. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

A summary of the cost or amortized cost and fair value of the Company's bonds, redeemable preferred stocks and other invested assets at December 31, 2003, by contractual maturity, is as follows:

                                                COST OR
                                                AMORTIZED
                                                  COST     FAIR VALUE
                                               ----------------------
                                                   (IN THOUSANDS)

Years to maturity:
   One or less                                 $    6,301  $    6,508
   After one through five                          52,973      56,947
   After five through ten                          66,393      70,127
   After ten                                      118,044     120,146
   Mortgage-backed securities                     237,085     236,719
                                               ----------------------
Total                                          $  480,796  $  490,447
                                               ======================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in bonds during 2003 and 2002 were $86.0 million and $166.4 million; gross gains of $2.5 million and $2.2 million, and gross losses of $552,417 and $464,151 were realized on those sales, respectively.

At December 31, 2003 and 2002, bonds with an admitted asset value of $1,247,666 and $1,237,223 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2003 and 2002, the Company held unrated or less-than-investment grade bonds of $40.6 million and $45.8 million, respectively, with an aggregate fair value of $40.7 million and $41.4 million, respectively. Those holdings amounted to less than 8% and 12% of the Company's investments in bonds at December 31, 2003 and 2002, respectively, and less than 2% and 3% of the Company's total admitted assets at December 31, 2003 and 2002, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2003, the Company held no mortgages with interest more than 180 days past due. During 2003, excluding interest rates on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:

                                                  YEAR ENDED DECEMBER 31,
                                                   2003            2002
                                               -----------------------------
                                                      (IN THOUSANDS)
Income:
   Bonds                                       $      28,293   $      25,093
   Preferred stocks                                      642             668
   Mortgage loans                                         84             106
   Policy loans                                        2,795           2,657
   Cash and short-term investments                       616           2,045
   Other                                                 271             272
                                               -----------------------------
Total investment income                               32,701          30,841
Investment expenses                                   (1,968)           (927)
                                               -----------------------------

Net investment income                          $      30,733   $      29,914
                                               =============================

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR are as follows:

                                                  YEAR ENDED DECEMBER 31,
                                                   2003            2002
                                               -----------------------------
                                                      (IN THOUSANDS)
   Net realized capital gains (losses)         $         496   $      (3,248)
   Less amount transferred to IMR                         16           1,703
                                               -----------------------------
   Net realized capital gains (losses)         $         480   $      (4,951)
                                               =============================

Net realized capital gains and losses include losses of $1.6 million in 2003 and $4.9 million in 2002 related to securities that have experienced an other-than-temporary decline in value.

D. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND PREFERRED STOCKS

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                                 DECEMBER 31, 2003       DECEMBER 31, 2002
                                               ----------------------------------------------
                                                CARRYING      FAIR      CARRYING      FAIR
                                                 AMOUNT      VALUE       AMOUNT      VALUE
                                               ----------------------------------------------
                                                                 (IN THOUSANDS)
Assets:
   Bonds                                       $  476,919  $  486,756  $  395,440  $  394,671
   Preferred stocks                                 7,630       7,700       7,630       7,888
   Mortgage loans                                     725         725       1,243       1,243
   Policy loans                                    35,929      35,929      34,691      34,691
   Cash and short-term investments                 35,116      35,116      47,618      47,618
  Separate account assets                       1,785,987   1,785,987   1,535,215   1,535,215

Liabilities:
   Life and annuity reserves for
     investment-type contracts                 $  417,037  $  433,553  $  346,771  $  354,402
   Separate accounts annuity
     reserves                                   1,750,740   1,725,031   1,456,579   1,462,415

E. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                      YEAR ENDED DECEMBER 31,
                                                       2003            2002
                                                   -----------------------------
                                                          (IN THOUSANDS)
Direct premiums and amounts assessed against
  policyholders                                    $     372,814   $     520,223
Reinsurance assumed                                        7,465           8,608
Reinsurance ceded                                           (819)           (900)
                                                   -----------------------------
Net premiums, annuity considerations and deposit-
  type funds                                       $     379,460   $     527,931
                                                   =============================

In 2003 and 2002, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2003 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2003 if all reinsurance ceded agreements were cancelled is $2.3 million.

F. FEDERAL INCOME TAXES

The Company files a consolidated return with Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory basis financial reporting purposes.

As of December 31, 2003, the Company has an operating loss carryforward of $46,833,520 that will expire in years 2015 through 2017.

The components of the carryover for the Company are as follows:

                                                  CARRYOVER      EXPIRATION DATES
                                               ----------------  ----------------

 Capital loss carryover                        $      2,934,254    2005 - 2006

The components of the net deferred tax asset/(liability) at December 31, are as follows (in thousands):

                                                   2003           2002
                                               ----------------------------
 Gross deferred tax assets                     $      30,333  $      28,953
 Gross deferred tax liabilities                            -          6,604
 Deferred tax assets non-admitted                     22,702         15,885
 Increase in deferred tax assets non-admitted          6,817         15,885

Current income taxes incurred consists of the following major components:

                                                 YEAR ENDED DECEMBER 31,
                                                   2003           2002
                                               ----------------------------
                                                      (IN THOUSANDS)
 Current year income tax benefit               $      (5,541) $      (6,507)
 Prior year over-accrual of tax reserves                   -           (526)
                                               ----------------------------
 Federal income tax benefit incurred                  (5,541)        (7,033)

 NOL utilized by parent                               (2,415)             -
 Deferred adjustments to NOL carryover                     -          7,033
                                               ----------------------------
 Current federal income tax benefit            $      (7,956) $           -
                                               ============================

The main components of the deferred tax amounts at December 31, are as follows (in thousands):

 Gross Deferred Tax Assets ("DTAs"):               2003           2002
                                               ----------------------------
 Reserves                                      $       2,383  $          39
 Bonds/Stocks                                          6,029         13,844
 DAC                                                   4,286          3,825
 Section 197 amortization                                  -            367
 Capital loss carryover                                1,027            852
 Net operating loss carryover                         16,392         10,026
 Reserve strengthening                                   216              -
                                               ----------------------------
 Total DTAs                                    $      30,333  $      28,953
                                               ============================
 DTAs non-admitted                             $      22,702  $      15,885
                                               ============================

Changes in DTAs and DTLs for the year ended December 31, are as follows:

                                                   2003           2002          CHANGE
                                               -------------------------------------------
 DTAs                                          $      30,333  $      28,953  $       1,380
                                               ===========================================
 DTAs non-admitted                             $      22,702  $      15,885  $       6,817
                                               ===========================================
 DTLs                                          $           -  $       6,604  $      (6,604)
                                               ===========================================

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies.

Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                            YEAR END DECEMBER 31,
                                                            2003            2002
                                                        -----------------------------
                                                               (IN THOUSANDS)

 Federal income tax benefit computed at statutory rate  $      (1,411)  $      (8,171)

 Amortization of value of insurance in force                     (367)           (490)
 Adjustment to statutory reserves for tax purposes                958           4,224
 Tax on separate account income                                (3,360)         (5,663)
 Book capital losses in excess of tax                            (737)          2,461
 Bond discount accrual                                           (541)           (552)
 Deferred acquisition costs recorded for tax purposes             670           1,295
 Amortization of interest maintenance reserve                      61              67
 Other                                                           (814)           (204)
                                                        -----------------------------
 Federal income tax benefit                                    (5,541)         (7,033)

 Deferred adjustments to NOL carryover                              -           7,033
 NOL utilized by parent                                        (2,415)              -
                                                        -----------------------------
 Current federal income tax benefit                     $      (7,956)  $           -
                                                        =============================

The Company made no tax payments during 2003 or 2002.

G. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. Within the limitations stated above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders.

At December 31, 2003, the portion of unassigned deficit represented or reduced by each item below is as follows:

                                                   AMOUNT
                                               --------------
                                               (IN THOUSANDS)
     Unrealized gains and losses               $         (145)
     Non-admitted asset values                        (22,948)
     Separate account businesses                       (1,570)
     Asset valuation reserves                         (19,650)
     Provision for reinsurance                              -

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003 and 2002, the Company meets the RBC requirements.

H. RELATED PARTY TRANSACTIONS

During 2003 and 2002, the Company received $25.0 million and $55.3 million, respectively, in capital contributions from Integrity. The 2003 capital contributions were in the form of cash. The 2002 capital contributions were in the form of bonds having an amortized value of $25.3 million and a market value at the date of transfer of approximately $25.9 million and $30.0 million in cash. The Company paid no dividends during 2003 or 2002.

W&S performs certain administrative and special services for Integrity and the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2003, the Company paid $39,426 and $743,501 to W&S and Fort Washington Investment Advisors, Inc. ("Fort Washington"), respectively related to these services. Fort Washington is an indirect wholly owned subsidiary of the Company's parent, W&S. During 2002, the Company paid $23,396 and $483,791, respectively, to W&S and Fort Washington related to these services. In addition, the Company's parent, Integrity, provides certain business support services. These services include policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services, personnel functions, and administrative support services. During 2003 and 2002, the Company paid $11.4 million and $9.9 million respectively, to Integrity related to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

At December 31, 2003, the Company had amounts of $5.7 million due from Integrity and $0.1 million due to W&S. At December 31, 2002, the Company had amounts of $4.3 million and $0.1 million due to Integrity and W&S, respectively. These amounts are generally settled on a monthly basis.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2003.

I. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2003 and 2002, the Company had an estimated accrued liability of $0.4 million, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

J. ANNUITY RESERVES

At December 31, 2003, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 AMOUNT         PERCENT
                                                              ----------------------------
                                                                     (IN THOUSANDS)
 Subject of discretionary withdrawal (with adjustment):
   With market value adjustment                               $   1,327,971           61.3%
   At book value less surrender charge of 5% or more                133,520            6.2%
   At market value                                                  422,769           19.5%
                                                              ----------------------------
 Total with adjustment or at market value                         1,884,260           87.0%
  Subject to discretionary withdrawal (without adjustment)
   at book value less surrender charge of 5% or more                200,305            9.2%
 Not subject to discretionary withdrawal                             81,894            3.8%
                                                              ----------------------------
 Total annuity reserves and deposit fund liabilities (before
  reinsurance)                                                    2,166,459          100.0%
                                                                             =============
 Less reinsurance ceded                                                   -
                                                              -------------
 Net annuity reserves and deposit fund liabilities            $   2,166,459
                                                              =============

K. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include non-indexed products and guaranteed rate options. The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities.

The Company's nonguaranteed separate accounts include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2003 is as follows:

                                                  SEPARATE ACCOUNTS WITH
                                                         GUARANTEES
                                               ----------------------------
                                                NONINDEXED     NONINDEXED
                                                GUARANTEED     GUARANTEED    NONGUARANTEED
                                                LESS THAN /    MORE THAN       SEPARATE
                                                EQUAL TO 4%        4%          ACCOUNTS         TOTAL
                                               ----------------------------------------------------------
                                                                     (IN THOUSANDS)

Premiums, deposits and other                   $     148,508  $      77,650  $      26,750  $     252,908
  considerations                               ==========================================================

Reserves for separate accounts with
  assets  at fair value                        $     287,842  $   1,040,129  $     422,769  $   1,750,740
                                               ==========================================================

Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary withdrawal
     (with adjustment):
       With market value adjustment            $     287,842  $   1,040,129  $           -  $   1,327,971
       At market value                                     -              -        422,769        422,769
                                               ----------------------------------------------------------
    Total with adjustment or at market
      value                                          287,842      1,040,129        422,769      1,750,740
                                               ----------------------------------------------------------
Total separate accounts reserves               $     287,842  $   1,040,129  $     422,769  $   1,750,740
                                               ==========================================================

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2003 is presented below:

                                                                2003
                                                           --------------
                                                           (IN THOUSANDS)
Transfers as reported in the Summary of Operations of
  the Separate Accounts Statement:
     Transfers to separate accounts                        $      252,990
     Transfers from separate accounts                            (125,373)
                                                           --------------
Net transfers to separate accounts                                127,617

Reconciling adjustments:
   Policy deductions and other expenses reported
    elsewhere in the Summary of Operations                         (8,946)
   Other changes in surplus in separate account statement         (11,505)
                                                           --------------
Transfers as reported in the Summary of Operations         $      107,166
                                                           ==============

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)         FINANCIAL STATEMENTS INCLUDED IN PART A:

            Part 1 - Financial Information

            FINANCIAL STATEMENTS INCLUDED IN PART B:

            SEPARATE ACCOUNT II:

            Report of Independent Auditors
            Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the Year Ended December 31, 2003 Statements of Changes in Net Assets for the Years Ended December 31,
                   2003 and 2002
            Notes to Financial Statements

            NATIONAL INTEGRITY LIFE INSURANCE COMPANY:

            Report of Independent Auditors
            Balance Sheets (Statutory Basis) as of December 31, 2003 and 2002 Statements of Income (Statutory Basis) for the Years Ended
                   December 31, 2003 and 2002
            Statements of Changes in Capital and Surplus (Statutory Basis) for
                   the Years Ended December 31, 2003 and 2002
            Statements of Cash Flows (Statutory Basis) for the Years Ended
                   December 31, 2003 and 2002
            Notes to Financial Statements (Statutory Basis)

(b)         EXHIBITS:

            The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (NATIONAL INTEGRITY) and Certification of Chief Executive Officer authorizing the establishment of the Separate Account II, the Registrant. Incorporated by reference from Registrant's registration statement filed on August 20, 1992.

            2.    Not applicable.

            3.(a) Form of Selling/General Agent Agreement among National
                  Integrity, Integrity Financial Services, Inc. (IFS) and Paine Webber Incorporated, incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed October 23, 1992.

            3.(b) Form of Variable Contract Principal Underwriter Agreement with
                  Touchstone Securities Corporation. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

            4.(a) Form of trust agreement. Incorporated by reference from
                  Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

            4.(b) Form of group variable annuity contract. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

            4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

            4.(d) Form of riders to certificate for qualified plans.
                  Incorporated by reference from pre-effective amendment no. 1 to Registrant's registration statement filed on October 23, 1992.

            5. Form of application. Incorporated by reference from post-effective amendment no.1to Registrant's Form S-1 registration statement (File No. 33-51122).

            6.(a) Certificate of Incorporation of National Integrity.
                  Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119).

            6.(b) By-Laws of National Integrity. Incorporated by reference to
                  Registrant's Form N-4 registration statement (File No. 33-33119).

            7.(a) Reinsurance Agreement between National Integrity and
                  Connecticut General Life Insurance Company (CIGNA). Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 28, 1995.

            7.(b) Reinsurance Agreement between National Integrity and
                  Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

            8.(a) Form of Participation Agreement among Integrity Series Fund,
                  Inc., National Integrity and IFS incorporated by reference to Registrant's registration statement on Form N-4 filed August 20, 1992.

            8.(b) Participation Agreement Among Variable Insurance Products
                  Fund, Fidelity Distributors Corporation ("FDC") and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-8905), filed on March 2, 1992.

            8.(c) Participation Agreement Among Variable Insurance Products Fund
                  II, FDC and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-8905), filed on March 2, 1992.

            8.(d) Amendment No. 1 to Participation Agreements Among Variable
                  Insurance Products Fund, Variable Insurance Products Fund II, FDC, and National Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-56658), filed on May 1, 1996.

            8.(e) Participation Agreement Among Variable Insurance Products Fund
                  III, FDC and National Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-56658) filed on May 6, 1998.

            8.(f) Form of Participation Agreement Among BT Insurance Funds
                  Trust, Bankers Trust Company and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(g) Form of Participation Agreement Between Janus Aspen Series and
                  National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(h) Form of Participation Agreement Between JPM Series Trust II
                  and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(i) Form of Participation Agreement Between Morgan Stanley
                  Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on

                  April 26, 1999.

            8.(j) Form of Participation Agreement Between Select Ten Plus, LLC,
                  National Integrity and Touchstone Securities Corporation. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(k) Form of Participation Agreement (Service Shares) between Janus
                  Aspen Series and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

            8.(l) Form of Distribution and Shareholder Services Agreement
                  (Service Shares) between Janus Distributors, Inc. and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

            8.(m) Form of Participation Agreement between MFS Variable Insurance
                  Trust, Massachusetts Financial Services Company and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

            8.(n) Form of Participation Agreement among Franklin Templeton
                  Variable Insurance Products Trust, Touchstone Securities, Inc. and National Integrity life Insurance Company incorporated by reference to Registrant's registration statement on From N-4 (File No. 33-51126) filed December 30, 2002.

            9.    Opinion and Consent of G. Stephen Wastek.

            10.   Consents of Ernst & Young LLP.

            11.   Not applicable.

            12.   Not applicable.

            13. Schedule for computation of performance quotations. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

            14.   Not applicable.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

            Set forth below is information regarding the directors and principal officers of National Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(1)                                      Director

Dennis L. Carr(1)                                       Director, Executive Vice President and Chief Actuary

Daniel J. Downing                                       Director
15 Matthews Street, Goshen, New York 10924

Dale Patrick Hennie                                     Director
990 Hickoryview Dr., Cincinnati, OH 45233

Eric C. Fast                                            Director
100 First Stamford Place
Stamford, Connecticut 06092

John R. Lindholm(1)                                     Director, President & CEO

Cameron F. MacRae                                       Director
125 W. 55th Street, New York, New York 10019

Newton Phelps Stokes Merril                             Director
One Wall St., New York, NY 10286

Robert L. Walker(2)                                     Director

William J. Williams(2)                                  Director

Donald J. Wuebbling(2)                                  Director

Edward J. Babbitt                                       Director

George R. Bunn Jr.                                      Director

OFFICERS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
William J. Williams(2)                                  Chairman of the Board

John F. Barrett(2)                                      Vice Chairman of the Board

John R. Lindholm(1)                                     Director and President

Dennis L. Carr(1)                                       Executive Vice President & Chief Actuary

James G. Kaiser                                         Executive Vice President
333 Ludlow Street, Stamford, Connecticut 06902

Don W. Cummings(1)                                      Senior Vice President & Chief Financial Officer

William F. Ledwin(1)                                    Senior Vice President & Chief Investment Officer

William H. Guth(1)                                      Senior Vice President

Edward J. Haines(1)                                     Senior Vice President

Kevin L. Howard(1)                                      Senior Vice President

Jill R. Keinsley(1)                                     Senior Vice President

Kenneth A. Palmer                                       Senior Vice President, Producer & Client Services

John P. Ciprio(2)                                       Vice President

Daniel  J. Downing                                      Vice President
15 Matthews St., Suite 200, Goshen, New York, 10924

Laurel Durham(1)                                        Vice President, National Sales

David G. Ennis(2)                                       Vice President, Auditor

Phillip E. King(1)                                      Vice President

Paul M. Kruth(1)                                        Vice President

Mark W. Murphy(1)                                       Vice President

Richard K. Taulbee(2)                                   Vice President, Taxes

James J. Vance(2)                                       Vice President & Treasurer

M. Lisa Cooper(1)                                       Product Compliance Officer

David L. DiMartino(1)                                   Managing Actuary

Michael W. Collier(1)                                   Director of New Business

Steve Eggenspillar(1)                                   Director, Agent Licensing & Commissions

Joseph F. Vap(1)                                        Director, Financial Operations

Edward J. Babbitt(2)                                    Secretary

Meredith Hettinger(1)                                   Assistant Secretary

Robert F. Morand(2)                                     Assistant Secretary

Lee Ann Risner(1)                                       Assistant Secretary

G. Stephen Wastek(1)                                    Assistant Secretary

Jeffery D. Meek(2)                                      Assistant Treasurer

Heather G. Napier(2)                                    Assistant Treasurer

Elaine M. Reuss(2)                                      Assistant Treasurer

Timothy D. Speed(2)                                     Assistant Treasurer

(1)   Principal Business Address: 515 West Market Street, Louisville, Kentucky
      40202
(2)   Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH NATIONAL INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

     Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

          Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC;
               ownership and operation of real estate.

          IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

               IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

               IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

               Touchstone Securities, Inc.; Nebraska corporation; 100% owned by
                    IFS; securities broker-dealer.

               Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS;
                    registered investment adviser.

               IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

               IFS Agency, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

               IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.

               Fort Washington Brokerage Services, Inc.; Ohio corporation; 100%
                    owned by IFS Financial Services, Inc.; registered investment advisor and broker dealer.

               IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Financial Services, Inc.; registered broker dealer

               Integrated Fund Services, Inc.; Ohio corporation; 100% owned by
                    IFS Financial Services, Inc.; registered transfer agent

     Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

               National Integrity Life Insurance Company; New York corporation;
                    100% owned by Integrity Life Insurance Company.

     Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

     Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by
          WSLIC; registered investment adviser.

          Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by
               Fort Washington Investment Advisors, Inc.; registered investment adviser.

     Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
          insurance.

          Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

               Colpick, Inc.; Ohio corporation; 100% owned by Colmain
                    Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

          CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

               Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

               Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by
                    Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

               Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

               Capital Analysts Insurance Agency, Inc.; Massachusetts
                    corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

               CLIC Company I; Delaware corporation; 100% owned by Columbus Life
                    Insurance Company; holding company.

               CLIC Company II; Delaware corporation; 100% owned by Columbus
                    Life Insurance Company; holding company.

          Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC;
               ownership, development and management of real estate.

               Seasons Management Company; Ohio corporation; 100 % owned by
                    Eagle Properties, Inc.; management of real estate.

          Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

          WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

          Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC;
               ownership and operation of real estate.

          AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

          Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC;
               1% owned by William F. Ledwin; general insurance agency.

          Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

          W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

ITEM 27.    NUMBER OF CONTRACT OWNERS

            As of March 31, 2004 there were 4884 contract owners of Separate Account II of National Integrity.

ITEM 28.    INDEMNIFICATION

BY-LAWS OF NATIONAL INTEGRITY. National Integrity's By-Laws provide, in Article VII, as follows:

            7.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

            (a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

            (b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

            (c) the related expenses of any such person in any other of said categories may be advanced by the Company.

ITEM 29.    PRINCIPAL UNDERWRITERS

            (a) Touchstone Securities is the principal underwriter for Separate Account II. Touchstone Securities also serves as an underwriter for Separate Account I and VUL of National Integrity, Separate Accounts I, II and VUL of Integrity, contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; The Legends Fund, Inc.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. National Integrity is the Depositor of Separate Accounts I, II and VUL.

(b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------        -----------------------------------------------
James N. Clark(1)                          Director

Jill T. McGruder(3)                        Director, Chief Executive Officer and President

Edward S. Heenan(1)                        Director and Controller

William F. Ledwin(1)                       Director

Donald J. Wuebbling(1)                     Director

OFFICERS:

Jill T McGruder(3)                         President and CEO

Richard K. Taulbee(1)                      Vice President

Robert F. Morand(1)                        Secretary

Patricia Wilson(3)                         Chief Compliance Officer

Edward S. Heenan(1)                        Controller

James J. Vance(1)                          Vice President and Treasurer

Robert F. Morand(1)                        Secretary

Terrie A. Wiedenheft(3)                    Chief Financial Officer

Don W. Cummings(2)                         Vice President

Elaine M. Reuss(1)                         Assistant Treasurer

Jospeh Vap(2)                              Assistant Treasurer

David L. Anders(2)                         Assistant Vice President

Laurel S. Durham(2)                        Assistant Vice President

Lisa C. Heffley(2)                         Assistant Vice President

Patricia L. Tackett(2)                     Assistant Vice President

Mark Murphy(2)                             Assistant Vice President

(1)   Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(2)   Principal Business Address: 515 W. Market St. Louisville, Kentucky 40202
(3) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202

(c)         Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 515 West Market Street, Louisville, Kentucky 40202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

ITEM 31.    MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.    UNDERTAKINGS

            The Registrant hereby undertakes:

            (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

            (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

            National Integrity represents that aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on the 30th day of April, 2004.

                             SEPARATE ACCOUNT II OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                  By: National Integrity Life Insurance Company
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO


                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 30th day of April, 2004.

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              John R. Lindholm, President & CEO
                              Date:  4/30/2004


PRINCIPAL FINANCIAL OFFICER:  /s/ Don W. Cummings
                              Don W. Cummings, Senior Vice President and
                              Chief Financial Officer
                              Date:  4/30/2004

PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                              Joseph F. Vap, Director, Financial Operations
                              Date:  4/30/2004

DIRECTORS:

/s/ John F. Barrett
John F. Barrett                            Cameron F. MacRae
Date: 4/30/2004                            Date:

/s/ Dennis L. Carr
Dennis L. Carr                             Newton Phelps Stokes Merrill
Date: 4/30/2004                            Date:

                                           /s/ Robert L. Walker
Daniel J. Downing                          Robert L. Walker
Date:                                      Date: 4/30/2004

                                           /s/ William J. Williams
Eric C. Fast                               William J. Williams
Date:                                      Date: 4/30/2004

                                           /s/ Donald J. Wuebbling
Dale Patrick Hennie                        Donald J, Wuebbling
Date:                                      Date: 4/30/2004

/s/ John R. Lindholm                       /s/ Edward J. Babbitt
John R. Lindholm                           Edward J. Babbitt
Date: 4/30/2004                            Date: 4/30/2004


George R. Bunn Jr.
Date:

                                  EXHIBIT INDEX

            EXHIBIT NUMBER

            9.          Opinion and Consent of G. Stephen Wastek

            10.         Auditors Consent